iMGP Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS: 96.0%
Communication Services: 13.4%
3,660	Alphabet, Inc. - Class A*	$10,179,741
886	Alphabet, Inc. - Class C*	2,474,589
4,010	Charter Communications, Inc. - Class A*	2,187,535
23,245	Liberty Broadband Corp. - Class A*	3,046,490
17,475	Meta Platforms, Inc. - Class A*	3,885,741
10,390	Netflix, Inc.*	3,891,990
22,898	Sea Ltd. - ADR*	2,742,952
25,800	Tencent Holdings Ltd. - ADR	1,197,636

		29,606,674

Consumer Discretionary: 16.9%
17,010	Alibaba Group Holding Ltd. - ADR*	1,850,688
2,529	Amazon.com, Inc.*	8,244,414
2,360	Booking Holdings, Inc.*	5,542,342
16,150	Dollar General Corp.	3,595,475
77,280	General Motors Co.*	3,380,227
25,810	Hilton Worldwide Holdings, Inc.*	3,916,409
22,860	JD.com, Inc. - ADR*	1,322,908
23,190	Lear Corp.	3,306,662
42,440	Prosus N.V. - ADR	462,172
25,900	Sony Group Corp.	2,715,090
38,510	Thor Industries, Inc.	3,030,737

		37,367,124

Consumer Staples: 5.6%
137,744	Beiersdorf AG - ADR	2,891,246
19,314	Cal-Maine Foods, Inc.	1,066,519
8,741	Clorox Co. (The)	1,215,261
9,000	Constellation Brands, Inc. - Class A	2,072,880
141,409	Henkel AG & Co. KGaA - ADR	2,297,896
18,836	Kimberly-Clark Corp.	2,319,842
2,142	Sanderson Farms, Inc.	401,604

		12,265,248

Energy: 1.1%
20,300	EOG Resources, Inc.	2,420,369

Financials: 20.3%
77,300	Ally Financial, Inc.	3,361,004
44,300	Bank of America Corp.	1,826,046
41,015	Bank of New York Mellon Corp. (The)	2,035,575
14	Berkshire Hathaway, Inc. - Class A*	7,404,894
14,825	Berkshire Hathaway, Inc. - Class B*	5,231,891
56,360	Capital One Financial Corp.	7,399,504
39,875	Charles Schwab Corp. (The)	3,361,861
44,600	Citigroup, Inc.	2,381,640
759,900	GoHealth, Inc. - Class A*	896,682
23,800	Reinsurance Group of America, Inc.	2,605,148
5,498	Travelers Cos., Inc. (The)	1,004,650
40,320	US Bancorp	2,143,008

Shares		Value
Financials (continued)
104,640	Wells Fargo & Co.	$5,070,854

		44,722,757

Health Care: 13.4%
23,545	Baxter International, Inc.	1,825,679
9,730	Cigna Corp.	2,331,405
13,074	DENTSPLY SIRONA, Inc.	643,502
6,898	DexCom, Inc.*	3,529,017
19,517	Edwards Lifesciences Corp.*	2,297,541
4,750	Humana, Inc.	2,067,058
2,222	ICU Medical, Inc.*	494,706
85,400	Koninklijke Philips N.V.	2,627,334
51,665	LivaNova Plc*	4,227,747
90,927	Smith & Nephew Plc - ADR	2,900,572
7,000	UnitedHealth Group, Inc.	3,569,790
9,596	Universal Health Services, Inc. - Class B	1,390,940
12,407	Zimmer Biomet Holdings, Inc.	1,586,855

		29,492,146

Industrials: 7.0%
17,475	Carlisle Cos., Inc.	4,297,452
372,500	CK Hutchison Holdings Ltd.	2,736,960
24,325	Ferguson Plc	3,320,417
24,575	General Electric Co.	2,248,613
31,350	PACCAR, Inc.	2,760,994

		15,364,436

Information Technology: 15.6%
1,019	Adyen N.V.*(a)	2,045,127
9,454	Atlassian Corp. Plc - Class A*	2,777,869
24,127	Block, Inc.*	3,271,621
15,040	Cloudflare, Inc. - Class A*	1,800,288
34,190	Intel Corp.	1,694,456
4,994	Intuit, Inc.	2,401,315
6,774	ServiceNow, Inc.*	3,772,373
2,750	Shopify, Inc. - Class A*	1,858,890
8,898	Snowflake, Inc. - Class A*	2,038,799
29,270	TE Connectivity Ltd.	3,833,784
9,512	Twilio, Inc. - Class A*	1,567,673
33,636	Visa, Inc. - Class A	7,459,456

		34,521,651

Real Estate: 1.9%
22,300	CBRE Group, Inc. - Class A*	2,040,896
76,432	Equity Commonwealth - REIT*	2,156,147

		4,197,043

Utilities: 0.8%
61,506	United Utilities Group Plc - ADR	1,807,046

TOTAL COMMON STOCKS (Cost $148,758,987)		211,764,494

iMGP Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)(Continued)

Shares		Value
PREFERRED STOCK: 1.8%
Information Technology: 1.8%
75,400	Samsung Electronics Co. Ltd. - (Preference Shares)	$3,919,145

TOTAL PREFERRED STOCK (Cost $2,735,770)		3,919,145

Principal Amount
SHORT-TERM INVESTMENTS: 2.4%
REPURCHASE AGREEMENTS: 2.4%
$5,456,359	Fixed Income Clearing Corp. 0.000%, 3/31/2022, due 04/01/2022 [collateral: par value $4,392,600, U.S. Treasury Bond, 4.375%, due 11/15/2039 value $5,566,258] (proceeds $5,456,359)	5,456,359

TOTAL SHORT-TERM INVESTMENTS (Cost $5,456,359)		5,456,359

TOTAL INVESTMENTS (Cost: $156,951,116): 100.2%		221,139,998

Liabilities in Excess of Other Assets: (0.2)%		(536,445)

NET ASSETS: 100.0%		$220,603,553

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
*	Non-Income Producing Security.
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

The cost basis of investments for federal income tax purposes at March 31, 2022 was as follows*:

Cost of investments	$156,951,116

Gross unrealized appreciation	80,508,361
Gross unrealized depreciation	(16,319,479)

Net unrealized appreciation	$64,188,882

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS: 95.3%
Argentina: 0.9%
2,260	MercadoLibre, Inc.*	$2,688,225

Australia: 1.0%
455,900	Glencore Plc	2,965,949

Canada: 2.5%
272,913	CAE, Inc.*	7,113,577

China: 6.6%
3,562,000	China Longyuan Power Group Corp. Ltd. - Class H	8,075,124
148,919	Prosus N.V.	7,906,178
65,500	Tencent Holdings Ltd.	3,090,284

		19,071,586

Denmark: 1.6%
38,531	Carlsberg A/S - Class B	4,717,537

Finland: 2.5%
150,318	Sampo Oyj - Class A	7,358,535

France: 9.6%
130,800	BNP Paribas S.A.	7,468,932
567,425	Engie S.A.	7,459,552
7,400	LVMH Moet Hennessy Louis Vuitton SE	5,284,555
173,600	Worldline S.A.*(a)	7,547,882

		27,760,921

Germany: 22.1%
30,200	Adidas AG	7,072,589
22,040	Allianz SE	5,278,252
71,100	Bayer AG	4,878,533
53,091	Continental AG*	3,840,589
91,291	CTS Eventim AG & Co. KGaA*	6,282,153
100,015	Daimler AG	7,045,035
203,557	Daimler Truck Holding AG*	5,671,380
197,602	Hensoldt AG	5,805,954
86,900	SAP SE	9,724,635
130,900	Siemens Healthineers AG(a)	8,140,405

		63,739,525

Ireland: 6.7%
40,600	ICON Plc*	9,874,732
108,914	Ryanair Holdings Plc - ADR*	9,488,588

		19,363,320

Israel: 3.3%
1,526,215	Israel Discount Bank Ltd. - Class A	9,476,520

Italy: 1.4%
434,618	GVS SpA(a)	3,954,055

Mexico: 1.2%
294,570	Grupo Televisa SAB - ADR	3,446,469

Netherlands: 6.5%
8,600	ASML Holding N.V.	5,752,785
73,728	EXOR N.V.	5,639,650
236,161	Iveco Group N.V.*	1,538,988

Shares		Value
Netherlands (continued)
222,163	Universal Music Group N.V.	$5,914,953

		18,846,376

South Korea: 1.2%
12,700	NAVER Corp.	3,551,215

Spain: 3.8%
109,000	Amadeus IT Group S.A.*	7,120,359
215,590	Siemens Gamesa Renewable Energy S.A.*	3,795,617

		10,915,976

Sweden: 2.5%
70,732	Evolution AB(a)	7,262,711

Switzerland: 4.5%
1,003,538	Credit Suisse Group AG	7,942,093
51,000	Temenos AG	4,901,499

		12,843,592

United Kingdom: 9.3%
197,209	CNH Industrial N.V.	3,131,654
138,595	Coca-Cola European Partners Plc	6,833,604
604,211	Informa Plc*	4,747,052
9,325,850	Lloyds Banking Group Plc	5,715,351
691,370	Sage Group Plc (The)	6,346,852

		26,774,513

United States: 8.1%
17,513	Accenture Plc - Class A	5,905,909
33,466	Aon Plc - Class A	10,897,533
59,364	Medtronic Plc	6,586,436

		23,389,878

TOTAL COMMON STOCKS (Cost $278,241,342)		275,240,480

Principal Amount
SHORT-TERM INVESTMENTS: 9.1%
REPURCHASE AGREEMENTS: 9.1%
$26,242,497	Fixed Income Clearing Corp. 0.000%, 3/31/2022, due 04/01/2022 [collateral: par value $21,125,600, U.S. Treasury Bond, 4.375%, due 11/15/2039 value $26,770,146] (proceeds $26,242,497)	26,242,497

TOTAL SHORT-TERM INVESTMENTS (Cost $26,242,497)		26,242,497

TOTAL INVESTMENTS (Cost: $304,483,839): 104.4%		301,482,977

Liabilities in Excess of Other Assets: (4.4)%		(12,818,520)

NET ASSETS: 100.0%		$288,664,457

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
LP	Limited Partnership
*	Non-Income Producing Security.

iMGP International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)(Continued)

(a)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

CURRENCY ABBREVIATIONS:

CHF	Swiss Franc
USD	U.S. Dollar

The cost basis of investments for federal income tax purposes at March 31, 2022 was as follows*:

Cost of investments	$304,483,839

Gross unrealized appreciation	25,086,145
Gross unrealized depreciation	(28,087,007)

Net unrealized depreciation	$(3,000,862)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP International Fund

SCHEDULE OF INVESTMENTS IN FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at March 31, 2022 (Unaudited)

At March 31, 2022, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at March 31, 2022	Fund Delivering	U.S. $ Value at March 31, 2022	Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust Company	6/15/2022	CHF	$252,588	USD	$252,147	$441	$—
	6/15/2022	USD	1,486,275	CHF	1,486,127	148	—

			$1,738,863		$1,738,274	$589	$—

iMGP Oldfield International Value Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS: 92.8%
Brazil: 3.6%
72,300	Embraer S.A. - ADR*	$911,703

China: 3.2%
58,700	Alibaba Group Holding Ltd.*	803,520

France: 3.8%
9,324	Sanofi	953,652

Germany: 19.1%
22,397	Bayer AG	1,536,772
79,094	E.ON SE	922,499
32,623	Fresenius SE & Co. KGaA	1,203,873
8,244	Siemens AG	1,145,611

		4,808,755

Italy: 4.6%
78,302	Eni SpA	1,151,313

Japan: 19.2%
10,600	East Japan Railway Co.	616,769
40,400	Mitsubishi Heavy Industries Ltd.	1,333,831
212,800	Mitsubishi UFJ Financial Group, Inc.	1,324,204
188,600	Nomura Holdings, Inc.	792,310
42,700	Toyota Motor Corp.	766,828

		4,833,942

Netherlands: 4.3%
14,037	EXOR N.V.	1,073,727

South Korea: 11.4%
14,903	KT&G Corp.	991,835
961	LG Household & Health Care Ltd.	675,048
847	Samsung Electronics Co. Ltd. - GDR	1,201,893

		2,868,776

Sweden: 3.1%
85,855	Svenska Handelsbanken AB - Class A	794,974

United Kingdom: 20.5%
708,527	BT Group Plc	1,690,507
148,757	easyJet Plc*	1,076,503
2,313,079	Lloyds Banking Group Plc	1,417,572
268,677	Tesco Plc	972,395

		5,156,977

TOTAL COMMON STOCKS (Cost $23,174,844)		23,357,339

Shares		Value
PREFERRED STOCK: 3.2%
Germany: 3.2%
8,319	Porsche Automobil Holding SE - (Preference Shares)	$808,273

TOTAL PREFERRED STOCK (Cost $625,505)		808,273

TOTAL INVESTMENTS (Cost: $23,800,349): 96.0%		24,165,612

Other Assets in Excess of Liabilities: 4.0%		994,286

NET ASSETS: 100.0%		$25,159,898

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at March 31, 2022 was as follows*:

Cost of investments	$23,800,349

Gross unrealized appreciation	2,344,874
Gross unrealized depreciation	(1,979,611)

Net unrealized appreciation	$365,263

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP RBA Responsible Global Allocation ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)

Shares		Value
EXCHANGE-TRADED FUNDS: 103.3%
2,509	iShares ESG Advanced MSCI EAFE ETF	$153,049
4,823	iShares ESG Aware 1-5 Year USD Corporate Bond ETF	118,839
5,304	iShares ESG Aware MSCI USA Small-Cap ETF	201,764
9,672	iShares ESG Aware US Aggregate Bond ETF	499,462
1,276	iShares ESG Screened S&P 500 ETF	43,856
2,272	iShares MSCI Global Sustainable Development Goals	193,824
5,694	iShares Trust iShares ESG Aware MSCI EAFE ETF	419,819
7,657	Nuveen ESG High Yield Corporate Bond ETF	177,106
14,300	Nuveen ESG Large-Cap Value ETF	543,829
2,834	Nuveen ESG Mid-Cap Value ETF	102,052
1,272	Nuveen ESG Small-Cap ETF	50,677
2,262	PIMCO Enhanced Short Maturity Active ESG ETF	224,230
4,056	Vanguard ESG International Stock ETF	232,003
5,889	WisdomTree US ESG Fund	284,312
2,288	XTrackers S&P 500 ESG ETF	93,717

TOTAL EXCHANGE-TRADED FUNDS (Cost $3,360,178)		3,338,539

TOTAL INVESTMENTS (Cost: $3,360,178): 103.3%		3,338,539

Liabilities in Excess of Other Assets: (3.3)%		(106,096)

NET ASSETS: 100.0%		$3,232,443

Percentages are stated as a percent of net assets.

ETF	Exchange Traded Fund

The cost basis of investments for federal income tax purposes at March 31, 2022 was as follows*:

Cost of investments	$3,360,178

Gross unrealized appreciation	5,056
Gross unrealized depreciation	(26,695)

Net unrealized depreciation	$(21,639)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP SBH Focused Small Value Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS: 96.5%
Consumer Discretionary: 9.5%
39,054	Gildan Activewear, Inc.	$1,463,744
33,459	Harley-Davidson, Inc.	1,318,285
117,193	Modine Manufacturing Co.*	1,055,909
31,071	Six Flags Entertainment Corp.*	1,351,588
32,012	Under Armour, Inc. - Class A*	544,844

		5,734,370

Consumer Staples: 7.6%
287,301	Coty, Inc. - Class A*	2,582,836
57,601	Hain Celestial Group, Inc. (The)*	1,981,474

		4,564,310

Energy: 2.2%
18,039	PDC Energy, Inc.	1,311,075

Financials: 13.8%
27,623	Glacier Bancorp, Inc.	1,388,885
38,822	National Bank Holdings Corp. - Class A	1,563,750
25,051	Pacific Premier Bancorp, Inc.	885,553
43,658	Seacoast Banking Corp. of Florida	1,528,903
69,377	Umpqua Holdings Corp.	1,308,450
46,020	United Community Banks, Inc.	1,601,496

		8,277,037

Health Care: 4.6%
5,278	ICU Medical, Inc.*	1,175,094
49,000	Orthofix Medical, Inc.*	1,602,300

		2,777,394

Industrials: 33.6%
38,446	Apogee Enterprises, Inc.	1,824,647
16,455	Astec Industries, Inc.	707,565
31,482	AZZ, Inc.	1,518,692
20,366	Beacon Roofing Supply, Inc.*	1,207,296
49,936	CIRCOR International, Inc.*	1,329,296
13,466	EnerSys	1,004,160
39,547	KBR, Inc.	2,164,407
15,799	Mercury Systems, Inc.*	1,018,246
51,372	Quanex Building Products Corp.	1,078,298
11,604	Regal Beloit Corp.	1,726,443
119,186	REV Group, Inc.	1,597,092
57,295	SP Plus Corp.*	1,796,771
35,611	SPX Corp.*	1,759,540
56,411	Sterling Construction Co., Inc.*	1,511,815

		20,244,268

Information Technology: 13.7%
35,027	Belden, Inc.	1,940,496
116,908	Conduent, Inc.*	603,245
15,718	CSG Systems International, Inc.	999,193
20,054	FARO Technologies, Inc.*	1,041,204
53,299	NCR Corp.*	2,142,087
32,173	Progress Software Corp.	1,515,026

		8,241,251

Shares		Value
Materials: 8.8%
39,635	Compass Minerals International, Inc.	$2,488,682
59,283	Element Solutions, Inc.	1,298,298
121,114	Glatfelter Corp.	1,499,391

		5,286,371

Real Estate: 2.7%
57,269	Equity Commonwealth - REIT*	1,615,559

TOTAL COMMON STOCKS (Cost $49,374,652)		58,051,635

TOTAL INVESTMENTS (Cost: $49,374,652): 96.5%		58,051,635

Other Assets in Excess of Liabilities: 3.5%		2,102,668

NET ASSETS: 100.0%		$60,154,303

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at March 31, 2022 was as follows*:

Cost of investments	$49,374,652

Gross unrealized appreciation	10,513,764
Gross unrealized depreciation	(1,836,781)

Net unrealized appreciation	$8,676,983

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS: 34.1%
Communication Services: 4.9%
121,471	Activision Blizzard, Inc.(a)	$9,731,042
3,550	Alphabet, Inc. - Class A*	9,873,792
2,733	Alphabet, Inc. - Class C*	7,633,242
68,693	Altice USA, Inc. - Class A*	857,289
108,443	Baidu, Inc. - Class A*	1,959,092
202,054	Bollore SE	1,065,698
11,701	Charter Communications, Inc. - Class A*	6,383,129
54,867	Cineplex, Inc.*	589,367
217,762	Comcast Corp. - Class A(a)	10,195,617
114,390	Escrow Altegrity, Inc.*(b)	666,322
24,160	iHeartMedia, Inc. - Class A*	457,349
7,971	Intelsat Emergence S.A.*	239,130
4,490	Interpublic Group of Cos., Inc. (The)	159,170
28,108	Meta Platforms, Inc. - Class A*(a)	6,250,095
8,125	Netflix, Inc.*	3,043,544
91,139	Nexon Co. Ltd.	2,200,515
361	Nexstar Media Group, Inc. - Class A	68,041
1,877	Omnicom Group, Inc.	159,320
20,058	T-Mobile US, Inc.*	2,574,444
297,177	TEGNA, Inc.	6,656,765
14,256	Ubisoft Entertainment S.A.*	631,862
432,669	Uniti Group Ltd.*	1,534,586
3,206	Verizon Communications, Inc.	163,314
287,523	Zynga, Inc. - Class A*	2,656,712

		75,749,437

Consumer Discretionary: 3.0%
27,907	Accell Group N.V.*	1,777,185
3,095	Airbnb, Inc. - Class A*	531,597
162,671	Alibaba Group Holding Ltd.*	2,328,159
1,712	Amazon.com, Inc.*	5,581,034
161	Booking Holdings, Inc.*	378,100
4,531	Carnival Corp.*	91,617
19,900	Cie Financiere Richemont S.A. - Class A	2,548,928
78,326	Crown Resorts Ltd.*	749,430
16,544	Delivery Hero SE*(c)	731,620
94,760	Entain Plc*	2,048,034
10,900	Flutter Entertainment Plc*	1,272,864
7,975	Ford Motor Co.	134,857
415	Home Depot, Inc. (The)	124,222
405,357	Houghton Mifflin Harcourt Co.*	8,516,551
46,340	Just Eat Takeaway.com N.V.*(c)	1,581,173
655	Lowe’s Cos., Inc.	132,434
558	LVMH Moet Hennessy Louis Vuitton SE	402,026
16,891	Marriott International, Inc. - Class A*	2,968,593
1,882	McDonald’s Corp.	465,381
345	MercadoLibre, Inc.*	410,371
10,213	Naspers Ltd. - Class N	1,162,394
3,767	NIKE, Inc. - Class B	506,887
4,219	Norwegian Cruise Line Holdings Ltd.*	92,312
71,860	Prosus N.V.	3,872,643

Shares		Value
Consumer Discretionary (continued)
1,729	Ross Stores, Inc.	$156,405
2,875	Royal Caribbean Cruises Ltd.*	240,867
3,425	Starbucks Corp.	311,572
182,431	Tenneco, Inc. - Class A*	3,342,136
39,136	Terminix Global Holdings, Inc.*	1,785,776
2,262	TJX Cos., Inc. (The)	137,032
1,431,276	Vivo Energy Plc(c)	2,571,086
1,940	Wynn Resorts Ltd.*	154,696

		47,107,982

Consumer Staples: 0.8%
724	Archer-Daniels-Midland Co.	65,348
12,946	Coca-Cola Co. (The)	802,652
1,305	Estee Lauder Cos., Inc. (The) - Class A	355,378
16,782	Herbalife Nutrition Ltd.*	509,502
119,500	JDE Peet’s N.V.	3,437,779
961	PepsiCo, Inc.	160,852
5,604	Procter & Gamble Co. (The)	856,291
29,737	Sanderson Farms, Inc.(a)	5,575,390
1,709	Tyson Foods, Inc. - Class A	153,178
3,732	Walmart, Inc.	555,769

		12,472,139

Energy: 0.8%
18,829	Battalion Oil Corp.*	349,843
17,596	California Resources Corp.	787,069
1,418	Chevron Corp.	230,893
2,277	ConocoPhillips	227,700
1,414	EOG Resources, Inc.	168,591
2,041	Exxon Mobil Corp.	168,566
8,225	Gulfport Energy Corp.*	738,770
155,610	Kinder Morgan, Inc.	2,942,585
101,248	Renewable Energy Group, Inc.*	6,140,691
596	Valero Energy Corp.	60,518

		11,815,226

Financials: 4.8%
9,992	Alleghany Corp.*	8,463,224
560	Alpha Partners Technology Merger Corp.*	5,488
144,633	American International Group, Inc.(a)	9,078,614
12,743	Angel Pond Holdings Corp. - Class A*	125,773
21,372	Aon Plc - Class A	6,959,364
2,390	Apollo Global Management, Inc.	148,156
2,792	Apollo Strategic Growth Capital II*	27,641
7,385	Ares Capital Corp.	154,716
437	Artisan Acquisition Corp. - Class A*	4,313
5,085	Atlantic Coastal Acquisition Corp. II*	50,799
68,000	Avanti Acquisition Corp.*	678,640
71,816	Bakkt Holdings, Inc.*	442,387
1,263	Blackstone, Inc.	160,325
225,742	Brewin Dolphin Holdings Plc	1,519,934
14,913	BurTech Acquisition Corp.*	149,428
3,884	C5 Acquisition Corp.*	39,228
3,429	Carlyle Group, Inc. (The)	167,712

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)(Continued)

Shares		Value
COMMON STOCKS (CONTINUED)
Financials (continued)
105,610	Citigroup, Inc.(a)	$5,639,574
3,608	CNP Assurances	87,263
67,864	Contra Zogenix, Inc.	46,446
60,800	Fast Sponsor Capital*(b)	60,800
3,256	Fidelity National Financial, Inc.	159,023
258,794	First Horizon Corp.(a)	6,079,071
419	Goldman Sachs Group, Inc. (The)	138,312
56,402	Groupe Bruxelles Lambert S.A.	5,889,575
7	GSR II Meteora Acquisition Corp.*	71
12,520	Hartford Financial Services Group, Inc. (The)	899,061
77,470	Jefferies Financial Group, Inc.(a)	2,544,890
975	JPMorgan Chase & Co.	132,912
9,116	LPL Financial Holdings, Inc.	1,665,311
14,054	Macondray Capital Acquisition Corp. I*	140,540
7,468	Metals Acquisition Corp.*	76,472
320,179	Moneylion, Inc.*	803,649
1,653	Morgan Stanley	144,472
6,312	Old Republic International Corp.	163,292
6,266	Pershing Square Tontine Holdings Ltd. - Class A*	124,631
776	PowerUp Acquisition Corp.*	7,799
1,103	Queen’s Gambit Growth Capital - Class A*	10,346
76,614	Sanne Group Plc	920,867
1,174	Signature Bank	344,557
1,763	Silver Spike Acquisition Corp. II - Class A*	17,260
119,132	Wells Fargo & Co.(a)	5,773,137
58,551	Willis Towers Watson Plc	13,830,917

		73,875,990

Health Care: 2.6%
1,231	Abbott Laboratories	145,701
1,105	AbbVie, Inc.	179,131
2,659	Bristol-Myers Squibb Co.	194,187
94,494	Cerner Corp.	8,840,859
526,418	Change Healthcare, Inc.*(a)	11,475,912
183,108	Clinigen Group Plc	2,224,958
1,557	CVS Health Corp.	157,584
85,639	Inovalon Holdings, Inc. - Class A*	3,511,199
5,023	Johnson & Johnson	890,226
32,333	LHC Group, Inc.*	5,451,344
2,197	Merck & Co., Inc.	180,264
3,097	Pfizer, Inc.	160,332
191,105	Swedish Orphan Biovitrum AB*	4,560,246
336	UnitedHealth Group, Inc.	171,350
20,451	UpHealth, Inc.*	24,132
14,502	Vifor Pharma AG*	2,593,438

		40,760,863

Industrials: 4.3%
121,956	Aerojet Rocketdyne Holdings, Inc.*	4,798,969
805	Caterpillar, Inc.	179,370

Shares		Value
Industrials (continued)
297	Clarivate Plc*	$4,978
158,896	Clipper Logistics Plc	1,842,994
271,531	Cornerstone Building Brands, Inc.*	6,603,634
3,695	CWT Travel Group, Inc.	109,926
1,759	Emerson Electric Co.	172,470
3,593	Expeditors International of Washington, Inc.	370,654
1	Hornbeck Offshore Services, Inc.	10
118,252	Howmet Aerospace, Inc.	4,249,977
92,810	Intertrust N.V.*(c)	2,022,292
47,620	LG Corp.	3,001,665
590,897	McDermott International Ltd.*	389,992
604,908	McDermott International Ltd.*	399,239
136,008	Meritor, Inc.*	4,837,805
280,249	Nielsen Holdings Plc	7,633,983
581	Norfolk Southern Corp.	165,713
42,919	Rush Enterprises, Inc. - Class A(a)	2,185,006
23,002	Samsung C&T Corp.	2,163,465
17,500	Sound Holding FP Luxemburg(b)*	826,666
31,129	Spirit Airlines, Inc.*(a)	680,791
139,005	U.S. Ecology, Inc.*	6,655,559
45,905	Uber Technologies, Inc.*	1,637,890
667	Union Pacific Corp.	182,231
809	United Parcel Service, Inc. - Class B	173,498
57,500	Univar Solutions, Inc.*	1,848,050
457,532	Welbilt, Inc.*	10,866,385
31,520	Westinghouse Air Brake Technologies Corp.	3,031,278

		67,034,490

Information Technology: 8.4%
458	Accenture Plc - Class A	154,451
49,780	Analog Devices, Inc.	8,222,660
121,853	Anaplan, Inc.*	7,926,538
4,672	Apple, Inc.	815,778
3,547	Applied Materials, Inc.	467,495
874	Autodesk, Inc.*	187,342
514	Automatic Data Processing, Inc.	116,956
180,884	Avast Plc(c)	1,346,353
122,336	Bottomline Technologies DE, Inc.*	6,934,005
13,314	Broadcom, Inc.	8,383,560
65,874	Citrix Systems, Inc.	6,646,687
34,440	CMC Materials, Inc.	6,385,176
38,108	Coherent, Inc.*(a)	10,417,203
41,552	Kaleyra, Inc.*	248,481
965	KLA Corp.	353,248
245	Lam Research Corp.	131,715
165,742	Magnachip Semiconductor Corp.*	2,802,697
352,325	Mandiant, Inc.*	7,860,371
464	Marvell Technology, Inc.	33,273
1,849	MasterCard, Inc. - Class A	660,796
1,938	Microchip Technology, Inc.	145,621
524	Microsoft Corp.	161,554
96,253	Mimecast Ltd.*	7,657,889

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)(Continued)

Shares		Value
COMMON STOCKS (CONTINUED)
Information Technology (continued)
352,692	Momentive Global, Inc.*(a)	$5,734,772
174,150	MoneyGram International, Inc.*	1,839,024
341	Monolithic Power Systems, Inc.	165,617
200,078	NeoPhotonics Corp.*(a)	3,043,186
2,093	NVIDIA Corp.	571,096
13,454	NXP Semiconductors N.V.	2,490,066
66,603	Open Text Corp.	2,823,967
2,092	Oracle Corp.	173,071
980	PayPal Holdings, Inc.*	113,337
154,553	Plantronics, Inc.*	6,089,388
3,672	Qualcomm, Inc.	561,155
42,670	Rogers Corp.*(a)	11,593,439
1,157	salesforce.com, Inc.*	245,654
55,961	TE Connectivity Ltd.(a)	7,329,772
929	Texas Instruments, Inc.	170,453
20,573	Tower Semiconductor Ltd.*	995,733
3,133	Visa, Inc. - Class A	694,805
371,676	Vonage Holdings Corp.*	7,541,306

		130,235,690

Materials: 2.2%
236,758	Cemex SAB de C.V. - ADR*	1,252,450
130,168	GCP Applied Technologies, Inc.*	4,089,878
1,102,280	Glencore Plc	7,247,770
29,950	HeidelbergCement AG	1,716,559
163,680	Holcim Ltd.	8,046,749
29,038	International Flavors & Fragrances, Inc.	3,813,560
212,301	Intertape Polymer Group, Inc.	6,747,920
1,509	Nucor Corp.	224,313
3,139	Olin Corp.	164,107

		33,303,306

Real Estate: 0.9%
576	American Tower Corp.	144,703
67,485	Bluerock Residential Growth REIT, Inc. - Class A(a)	1,793,077
971	Crown Castle International Corp.	179,247
3,613	Gaming and Leisure Properties, Inc.	169,558
180,336	Healthcare Trust of America, Inc. - Class A(a)	5,651,730
156,143	Preferred Apartment Communities, Inc.(a)	3,894,206
1,098	Simon Property Group, Inc.	144,453
297,322	Swire Pacific Ltd. - Class A	1,818,274

		13,795,248

Special Purpose Acquisition Companies: 0.2%
25	Accelerate Acquisition Corp.*	247
2,368	African Gold Acquisition Corp.*	23,550
13,096	Agile Growth Corp.*	129,127
6,668	Ares Acquisition Corp.*	65,980
16,681	Atlantic Coastal Acquisition Corp. - Class A*	162,973
11,288	Broadscale Acquisition Corp. - Class A*	110,961
8,316	Churchill Capital Corp. VII*	82,328
13,902	Colonnade Acquisition Corp. II*	137,352

Shares		Value
Special Purpose Acquisition Companies (continued)
4,507	COVA Acquisition Corp.*	$44,484
7,012	DHC Acquisition Corp.*	69,068
972	Digital Transformation Opportunities Corp.*	9,535
13,902	Disruptive Acquisition Corp. I*	136,935
2	ESM Acquisition Corp.*	20
13,902	Flame Acquisition Corp.*	137,282
16,730	Forest Road Acquisition Corp. II*	165,125
6,664	Fortress Value Acquisition Corp. IV*	65,360
1,678	FTAC Hera Acquisition Corp.*	16,579
2,338	Fusion Acquisition Corp. II*	22,971
13,945	Glenfarne Merger Corp.*	143,355
5,221	Global Partner Acquisition Corp. II*	51,427
13,902	Golden Arrow Merger Corp.*	136,796
65	Gores Holdings VII, Inc.*	644
3,177	Gores Holdings VIII, Inc. - Class A*	31,611
88	Gores Technology Partners II, Inc.*	884
8,746	GX Acquisition Corp. II - Class A*	85,186
98	Haymaker Acquisition Corp. III - Class A*	968
16,773	Hudson Executive Investment Corp. III*	165,214
11,615	InterPrivate IV InfraTech Partners, Inc.*	114,466
13,902	Kismet Acquisition Three Corp.*	136,657
16,705	Landcadia Holdings IV, Inc.*	165,630
506	Lazard Growth Acquisition Corp. I*	4,979
1,510	Lead Edge Growth Opportunities Ltd.*	14,941
10,143	Mason Industrial Technology, Inc.*	100,111
8,259	Mission Advancement Corp.*	81,021
940	Monument Circle Acquisition Corp.*	9,334
7,430	Northern Star Investment Corp. III*	73,037
5,739	Northern Star Investment Corp. IV*	56,328
3,367	Orion Acquisition Corp.*	33,098
7,873	Peridot Acquisition Corp. II*	77,313
13,031	Pine Technology Acquisition Corp. - Class A*	127,704
13,079	Plum Acquisition Corp. I*	128,828
3,118	Ross Acquisition Corp. II*	30,920
133	RXR Acquisition Corp.*	1,309
9,637	Slam Corp.*	94,828
9,063	Stratim Cloud Acquisition Corp.*	89,180
1,601	TCW Special Purpose Acquisition Corp.*	15,802
3,992	Tio Tech A*	39,361
16,730	TLG Acquisition One Corp.*	164,205

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)(Continued)

Shares		Value
COMMON STOCKS (CONTINUED)
Special Purpose Acquisition Companies (continued)
13,335	Twelve Seas Investment Co. II*	$131,150

		3,686,164

Utilities: 1.2%
2,321	AES Corp. (The)	59,719
6,635	Duke Energy Corp.	740,864
93,681	FirstEnergy Corp.	4,296,211
200,775	PG&E Corp.*	2,397,253
145,058	PNM Resources, Inc.	6,914,915
140,932	South Jersey Industries, Inc.	4,869,201

		19,278,163

TOTAL COMMON STOCKS (Cost $478,964,689)		529,114,698

RIGHTS/WARRANTS: 0.0%
4,247	Angel Pond Holdings Corp. (Expiration date 12/31/27)*	2,872
145	Artisan Acquisition Corp. (Expiration date 12/31/28)*	39
5,560	Atlantic Coastal Acquisition Corp. (Expiration date 12/31/27)*	1,044
167	Babylon Holdings Ltd. (Expiration date 10/21/26)*	89
3,595	BigBear.ai Holdings, Inc. (Expiration date 12/31/28)*	3,164
2,822	Broadscale Acquisition Corp. (Expiration date 02/02/26)*	1,680
41,411	CA Immobilien Anlagen AG (Expiration date 07/26/21)*	0
64,680	Cie Financiere Richemont S.A. (Expiration date 11/22/23)*	51,252
397	Gores Holdings VIII, Inc. (Expiration date 12/31/27)*	520
2,915	GX Acquisition Corp. II (Expiration date 12/31/28)*	816
24	Haymaker Acquisition Corp. III (Expiration date 02/12/27)*	13
1,333	Heliogen, Inc. (Expiration date 03/31/28)*	1,639
389	Hornbeck Offshore SRVC, Inc. (Expiration date 04/09/30)*	0
11	Hornbeck Offshore SRVC, Inc. (Expiration date 04/09/30)*	106
834	Intelsat Jackson Holdings S. A. (Expiration date 12/05/25)*	0
834	Intelsat Jackson Holdings S. A. (Expiration date 12/05/25)*	0
80,601	Lightning eMotors, Inc. (Expiration date 05/18/25)*	78,981
4,343	Pine Technology Acquisition Corp. (Expiration date 03/31/28)*	974
367	Queen’s Gambit Growth Capital (Expiration date 12/31/27)*	250
440	Silver Spike Acquisition Corp. II (Expiration date 02/26/26)*	136

Shares		Value
2,045	UpHealth, Inc. (Expiration date 07/01/24)*	$373
1,275	Virgin Orbit Holdings, Inc. (Expiration date 12/29/26)*	1,798

TOTAL RIGHTS/WARRANTS (Cost $195,167)		145,746

PREFERRED STOCKS: 0.1%
Energy: 0.0%
	El Paso Energy Capital Trust I
528	4.750%, 03/31/2028	26,295
	Gulfport Energy Operating Corp.
18	10.000%, 01/31/2022(b)(d)(e)	11,430

		37,725

Financials: 0.1%
	2020 Cash Mandatory Exchangeable Trust
1,054	5.250%, 06/01/2023(c)	1,177,845

Industrials: 0.0%
	Clarivate Plc - Series A
7,643	5.250%, 06/01/2024	518,730
	Element Communication Aviation
170	12.000%, 03/16/2040(b)	112,064
328	McDermott International Ltd.	196,916

		827,710

Information Technology: 0.0%
	Riverbed Holdings, Inc.
4,852	0.000%*	48,520

TOTAL PREFERRED STOCKS (Cost $3,618,395)		2,091,800

Principal Amount^
ASSET-BACKED SECURITIES: 9.4%
	510 Asset-Backed Trust
$422,749	Series 2021-NPL1-A1 2.240%, 06/25/2061(c)(g)	406,226
	Aaset Trust
397,414	Series 2021-1A-A 2.950%, 11/16/2041(c)	328,919
	Accelerated Assets LLC
131,735	Series 2018-1-B 4.510%, 12/02/2033(c)	130,492
	Adams Outdoor Advertising L.P.
847,546	Series 2018-1-A 4.810%, 11/15/2048(c)	858,553
	Affirm Asset Securitization Trust
205,000	Series 2021-A-C 1.660%, 08/15/2025(c)	203,153
	AGL CLO 3 Ltd.
320,000	Series 2020-3A-C 2.391%, 01/15/2033(c)(h) 3 mo. USD LIBOR + 2.150%	318,499
470,000	Series 2020-3A-D 3.541%, 01/15/2033(c)(h) 3 mo. USD LIBOR + 3.300%	468,285

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	AIM Aviation Finance Ltd.
$637,452	Series 2015-1A-B1 7.072%, 02/15/2040(c)(g)	$218,630
	Aimco CLO 11 Ltd.
675,000	Series 2020-11A-DR 3.241%, 10/17/2034(c)(h) 3 mo. USD LIBOR + 3.000%	664,605
	Aimco CLO 14 Ltd.
1,010,000	Series 2021-14A-D 3.154%, 04/20/2034(c)(h) 3 mo. USD LIBOR + 2.900%	969,672
	American Credit Acceptance Receivables Trust
670,000	Series 2020-3-D 2.400%, 06/15/2026(c)	662,970
	American Homes 4 Rent
875,000	Series 2014-SFR2-E 6.231%, 10/17/2036(c)	903,060
600,000	Series 2014-SFR3-E 6.418%, 12/17/2036(c)	618,807
845,000	Series 2015-SFR1-E 5.639%, 04/17/2052(c)	865,286
	AMSR Trust
1,800,000	Series 2020-SFR5-G 4.112%, 11/17/2037(c)	1,720,416
5,000,000	Series 2021-SFR1-G 4.612%, 06/17/2038(c)(f)	4,617,484
	Apidos CLO XX
265,000	Series 2015-20A-BRR 2.191%, 07/16/2031(c)(h) 3 mo. USD LIBOR + 1.950%	262,129
	Apidos CLO XXIII
855,000	Series 2015-23A-CR 2.241%, 04/15/2033(c)(h) 3 mo. USD LIBOR + 2.000%	842,442
	Apidos CLO XXIV
1,000,000	Series 2016-24A-DR 6.054%, 10/20/2030(c)(h) 3 mo. USD LIBOR + 5.800%	930,979
	ARES LX CLO Ltd.
500,000	Series 2021-60A-D 3.191%, 07/18/2034(c)(h) 3 mo. USD LIBOR + 2.950%	489,931
	Atrium CLO XIII
500,000	Series 13A-E 6.309%, 11/21/2030(c)(h) 3 mo. USD LIBOR + 6.050%	482,788
	Atrium CLO XIV LLC
750,000	Series 14A-E 5.891%, 08/23/2030(c)(h) 3 mo. USD LIBOR + 5.650%	715,323
	Avid Automobile Receivables Trust
180,000	Series 2019-1-C 3.140%, 07/15/2026(c)	180,364
	Avis Budget Rental Car Funding AESOP LLC
215,000	Series 2020-2A-B 2.960%, 02/20/2027(c)	208,939
355,000	Series 2020-2A-C 4.250%, 02/20/2027(c)	351,992
	Barings CLO Ltd.
1,000,000	Series 2018-3A-E 6.004%, 07/20/2029(c)(h) 3 mo. USD LIBOR + 5.750%	956,969

Principal Amount^		Value
$500,000	Series 2018-4A-E 6.061%, 10/15/2030(c)(h) 3 mo. USD LIBOR + 5.820%	$478,382
1,100,000	Series 2019-4A-C 3.041%, 01/15/2033(c)(h) 3 mo. USD LIBOR + 2.800%	1,087,253
	Battalion CLO Ltd.
960,000	Series 2019-16A-DR 3.504%, 12/19/2032(c)(h) 3 mo. USD LIBOR + 3.250%	954,803
	BHG Securitization Trust
545,000	Series 2022-A-B 2.700%, 02/20/2035(c)	522,399
	Blackbird Capital Aircraft Lease Securitization Ltd.
237,424	Series 2016-1A-A 4.213%, 12/16/2041(c)(g)	222,054
	Brex Commercial Charge Card Master Trust
165,000	Series 2021-1-A 2.090%, 07/15/2024(c)	163,202
	Bristol Park CLO Ltd.
260,000	Series 2016-1A-CR 2.191%, 04/15/2029(c)(h) 3 mo. USD LIBOR + 1.950%	260,026
	Buttermilk Park CLO Ltd.
750,000	Series 2018-1A-E 5.991%, 10/15/2031(c)(h) 3 mo. USD LIBOR + 5.750%	717,924
	California Republic Auto Receivables Trust
520,000	Series 2018-1-D 4.330%, 04/15/2025	524,533
	Canyon Capital CLO Ltd.
1,000,000	Series 2016-1A-ER 5.991%, 07/15/2031(c)(h) 3 mo. USD LIBOR + 5.750%	927,415
500,000	Series 2018-1A-E 5.991%, 07/15/2031(c)(h) 3 mo. USD LIBOR + 5.750%	467,633
1,000,000	Series 2021-4A-E 6.437%, 10/15/2034(c)(h) 3 mo. USD LIBOR + 6.300%	959,906
	Carlyle Global Market Strategies CLO Ltd.
500,000	Series 2014-2RA-D 5.856%, 05/15/2031(c)(h) 3 mo. USD LIBOR + 5.350%	451,453
	Carlyle US CLO Ltd.
500,000	Series 2021-1A-D 6.241%, 04/15/2034(c)(h) 3 mo. USD LIBOR + 6.000%	478,556
	Carvana Auto Receivables Trust
3,000	Series 2021-N1-R 0.010%, 01/10/2028(c)	1,121,713
150,000	Series 2021-N4-D 2.300%, 09/11/2028	144,089
	Castlelake Aircraft Securitization Trust
4,092,942	Series 2018-1-C 6.625%, 06/15/2043(c)	2,845,907
	Castlelake Aircraft Structured Trust
314,151	Series 2017-1R-B 3.924%, 08/15/2041(c)	260,039
3,000,000	Series 2019-1A-E 0.010%, 04/15/2039(c)	600,000

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Castlelake Aircraft Structured Trust (Continued)
$1,073,896	Series 2021-1A-A 3.474%, 01/15/2046(c)	$996,678
	Catskill Park CLO Ltd.
1,000,000	Series 2017-1A-D 6.254%, 04/20/2029(c)(h) 3 mo. USD LIBOR + 6.000%	973,041
	Chenango Park CLO Ltd.
500,000	Series 2018-1A-D 6.041%, 04/15/2030(c)(h) 3 mo. USD LIBOR + 5.800%	483,680
	CIFC Funding CLO Ltd.
205,000	Series 2013-2A-A3LR 2.189%, 10/18/2030(c)(h) 3 mo. USD LIBOR + 1.950%	202,231
500,000	Series 2017-4A-D 6.359%, 10/24/2030(c)(h) 3 mo. USD LIBOR + 6.100%	486,423
1,000,000	Series 2021-7A-D 3.128%, 01/23/2035(c)(h) 3 mo. USD LIBOR + 3.000%	982,588
	Citigroup Mortgage Loan Trust
806,909	Series 2019-E-A1 3.228%, 11/25/2070(c)(g)	807,430
	CLI Funding VIII LLC
1,123,770	Series 2021-1A-A 1.640%, 02/18/2046(c)	1,023,574
	Cologix Data Centers US Issuer LLC
1,500,000	Series 2021-1A-C 5.990%, 12/26/2051(c)	1,433,305
	Cook Park CLO Ltd.
1,000,000	Series 2018-1A-E 5.641%, 04/17/2030(c)(h) 3 mo. USD LIBOR + 5.400%	964,450
	Corevest American Finance Trust
305,000	Series 2020-4-C 2.250%, 12/15/2052(c)	270,242
	Credit Acceptance Auto Loan Trust
605,000	Series 2020-1A-C 2.590%, 06/15/2029(c)	594,635
275,000	Series 2020-3A-C 2.280%, 02/15/2030(c)	265,701
	CSAB Mortgage-Backed Trust
1,857,684	Series 2006-2-A6B 6.200%, 09/25/2036(g)	242,443
	DB Master Finance LLC
567,450	Series 2019-1A-A23 4.352%, 05/20/2049(c)	569,861
129,675	Series 2021-1A-A2II 2.493%, 11/20/2051(c)	117,672
	Dell Equipment Finance Trust
200,000	Series 2020-2-D 1.920%, 03/23/2026(c)	198,020
	Diamond Resorts Owner Trust
172,148	Series 2018-1-C 4.530%, 01/21/2031(c)	172,594
126,083	Series 2019-1A-B 3.530%, 02/20/2032(c)	124,924
	Domino’s Pizza Master Issuer LLC
705,600	Series 2017-1A-A23 4.118%, 07/25/2047(c)	702,951
609,525	Series 2018-1A-A2II 4.328%, 07/25/2048(c)	612,029

Principal Amount^		Value
$490,000	Series 2019-1A-A2 3.668%, 10/25/2049(c)	$472,370
724,525	Series 2021-1A-A2I 2.662%, 04/25/2051(c)	675,780
	Dryden 40 Senior Loan Fund CLO
1,000,000	Series 2015-40A-ER 6.256%, 08/15/2031(c)(h) 3 mo. USD LIBOR + 5.750%	943,799
	Dryden 45 Senior Loan Fund CLO
275,000	Series 2016-45A-ER 6.091%, 10/15/2030(c)(h) 3 mo. USD LIBOR + 5.850%	264,216
	Dryden 55 CLO Ltd.
500,000	Series 2018-55A-F 7.441%, 04/15/2031(c)(h) 3 mo. USD LIBOR + 7.200%	464,821
	DT Auto Owner Trust
270,000	Series 2020-3A-D 1.840%, 06/15/2026(c)	261,646
	Education Funding Trust
376,661	Series 2020-A-A 2.790%, 07/25/2041(c)	366,865
	Exeter Automobile Receivables Trust
305,000	Series 2020-2A-D 4.730%, 04/15/2026(c)	310,244
	Fillmore Park CLO Ltd.
500,000	Series 2018-1A-E 5.641%, 07/15/2030(c)(h) 3 mo. USD LIBOR + 5.400%	476,012
	First Investors Auto Owner Trust
160,000	Series 2019-2A-D 2.800%, 12/15/2025(c)	159,687
365,000	Series 2019-2A-E 3.880%, 01/15/2026(c)	365,432
	FirstKey Homes Trust
775,000	Series 2020-SFR1-F1 3.638%, 08/17/2037(c)	729,148
1,010,000	Series 2020-SFR2-F1 3.017%, 10/19/2037(c)	915,327
	Flagship Credit Auto Trust
595,000	Series 2020-1-D 2.480%, 03/16/2026(c)	581,136
755,000	Series 2022-1-D 3.640%, 03/15/2028(c)	736,406
	FMC GMSR Issuer Trust
1,900,000	Series 2021-GT1-B 4.360%, 07/25/2026(c)(f)	1,773,611
2,500,000	Series 2021-GT2-B 4.440%, 10/25/2026(c)(f)	2,325,204
	Galaxy XXVI CLO Ltd.
715,000	Series 2018-26A-E 6.330%, 11/22/2031(c)(h) 3 mo. USD LIBOR + 5.850%	684,601
	Gilbert Park CLO Ltd.
500,000	Series 2017-1A-E 6.641%, 10/15/2030(c)(h) 3 mo. USD LIBOR + 6.400%	490,499
	GLS Auto Receivables Issuer Trust
1,000,000	Series 2021-4A-E 4.430%, 10/16/2028(c)	935,736

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Goldentree Loan Management US CLO 3 Ltd.
$500,000	Series 2018-3A-D 3.104%, 04/20/2030(c)(h) 3 mo. USD LIBOR + 2.850%	$487,540
	Greystone Commercial Real Estate Notes Ltd.
355,000	Series 2021-HC2-A 2.197%, 12/15/2039(c)(h) 1 mo. USD LIBOR + 1.800%	350,789
	GSAA Home Equity Trust
559,789	Series 2006-10-AF5 6.948%, 06/25/2036(g)	197,956
	Hayfin US CLO XII Ltd.
300,000	Series 2020-12A-D 4.414%, 01/20/2034(c)(h) 3 mo. USD LIBOR + 4.160%	301,557
	Highbridge Loan Management CLO Ltd.
500,000	Series 2013-2A-DR 6.854%, 10/20/2029(c)(h) 3 mo. USD LIBOR + 6.600%	470,928
	Hilton Grand Vacations Trust
78,358	Series 2018-AA-C 4.000%, 02/25/2032(c)	77,881
	Horizon Aircraft Finance I Ltd.
2,949,944	Series 2018-1-C 6.657%, 12/15/2038(c)	2,297,336
	HPEFS Equipment Trust
265,000	Series 2020-1A-D 2.260%, 02/20/2030(c)	263,301
	HPS Loan Management CLO Ltd.
2,000,000	Series 6A-2015-DR 5.415%, 02/05/2031(c)(h) 3 mo. USD LIBOR + 5.100%	1,819,670
	Kestrel Aircraft Funding Ltd.
489,718	Series 2018-1A-A 4.250%, 12/15/2038(c)	446,616
	LCM CLO 26 Ltd.
500,000	Series 26A-E 5.554%, 01/20/2031(c)(h) 3 mo. USD LIBOR + 5.300%	441,469
	LCM CLO XVII L.P.
1,000,000	Series 17A-ER 6.241%, 10/15/2031(c)(h) 3 mo. USD LIBOR + 6.000%	899,138
	LCM CLO XX L.P.
500,000	Series 20A-ER 5.704%, 10/20/2027(c)(h) 3 mo. USD LIBOR + 5.450%	482,006
	LCM Loan Income Fund I Income Note Issuer CLO Ltd.
500,000	Series 27A-E 5.841%, 07/16/2031(c)(h) 3 mo. USD LIBOR + 5.600%	448,534
	Lehman XS Trust
2,046,196	Series 2005-6-3A3A 6.260%, 11/25/2035(g)	1,255,202
	Madison Park Funding CLO XIV Ltd.
1,000,000	Series 2014-14A-ER 6.059%, 10/22/2030(c)(h) 3 mo. USD LIBOR + 5.800%	941,606

Principal Amount^		Value
	Madison Park Funding CLO XXII Ltd.
$1,000,000	Series 2016-22A-ER 6.941%, 01/15/2033(c)(h) 3 mo. USD LIBOR + 6.700%	$978,330
	Madison Park Funding CLO XXVI Ltd.
445,000	Series 2007-4A-DR 3.299%, 07/29/2030(c)(h) 3 mo. USD LIBOR + 3.000%	438,799
	Madison Park Funding CLO XXX Ltd.
395,000	Series 2018-30A-D 2.741%, 04/15/2029(c)(h) 3 mo. USD LIBOR + 2.500%	386,719
	Madison Park Funding CLO XXXI Ltd.
270,000	Series 2018-31A-C 2.409%, 01/23/2031(c)(h) 3 mo. USD LIBOR + 2.150%	267,943
	Madison Park Funding CLO XXXVIII Ltd.
500,000	Series 2021-38A-E 6.241%, 07/17/2034(c)(h) 3 mo. USD LIBOR + 6.000%	484,509
	MAPS Ltd.
474,483	Series 2018-1A-A 4.212%, 05/15/2043(c)	444,626
182,536	Series 2019-1A-A 4.458%, 03/15/2044(c)	170,666
	Marlette Funding Trust
1,065,000	Series 2022-1A-D 3.390%, 04/15/2032(c)	1,014,029
	Milos CLO Ltd.
500,000	Series 2017-1A-ER 6.404%, 10/20/2030(c)(h) 3 mo. USD LIBOR + 6.150%	486,779
	Mosaic Solar Loans LLC
1,078,106	Series 2017-2A-B 4.770%, 06/22/2043(c)	1,086,923
	MVW LLC
52,074	Series 2020-1A-C 4.210%, 10/20/2037(c)	51,290
	MVW Owner Trust
54,405	Series 2019-1A-C 3.330%, 11/20/2036(c)	53,140
409,764	Series 2021-1WA-D 3.170%, 01/22/2041(c)	379,759
	Myers Park CLO Ltd.
1,000,000	Series 2018-1A-E 5.754%, 10/20/2030(c)(h) 3 mo. USD LIBOR + 5.500%	952,586
	Navient Private Education Refi Loan Trust
260,000	Series 2018-A-B 3.680%, 02/18/2042(c)	261,604
855,000	Series 2019-FA-B 3.120%, 08/15/2068(c)	820,006
180,000	Series 2019-GA-B 3.080%, 10/15/2068(c)	174,891
320,000	Series 2020-FA-B 2.690%, 07/15/2069(c)	306,562
	Neuberger Berman CLO XVI-S Ltd.
500,000	Series 2017-16SA-ER 6.491%, 04/15/2034(c)(h) 3 mo. USD LIBOR + 6.250%	481,885

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Neuberger Berman Loan Advisers CLO 24 Ltd.
$1,000,000	Series 2017-24A-E 6.268%, 04/19/2030(c)(h) 3 mo. USD LIBOR + 6.020%	$969,095
	Neuberger Berman Loan Advisers CLO 26 Ltd.
1,000,000	Series 2017-26A-INC 0.000%, 10/18/2030(c)(f)	643,169
	Neuberger Berman Loan Advisers CLO 37 Ltd.
500,000	Series 2020-37A-ER 6.004%, 07/20/2031(c)(h) 3 mo. USD LIBOR + 5.750%	482,621
	Neuberger Berman Loan Advisers CLO 42 Ltd.
500,000	Series 2021-42A-E 6.191%, 07/16/2035(c)(h) 3 mo. USD LIBOR + 5.950%	469,432
	Ocean Trails CLO V
700,000	Series 2014-5A-DRR 3.694%, 10/13/2031(c)(h) 3 mo. USD LIBOR + 3.450%	645,537
	Octagon Investment Partners CLO 26 Ltd.
1,000,000	Series 2016-1A-FR 8.331%, 07/15/2030(c)(h) 3 mo. USD LIBOR + 8.090%	887,395
	Octagon Investment Partners CLO 29 Ltd.
1,000,000	Series 2016-1A-ER 7.509%, 01/24/2033(c)(h) 3 mo. USD LIBOR + 7.250%	980,399
	Octagon Investment Partners CLO 39 Ltd.
275,000	Series 2018-3A-E 6.004%, 10/20/2030(c)(h) 3 mo. USD LIBOR + 5.750%	261,716
	Octagon Investment Partners CLO 40 Ltd.
500,000	Series 2019-1A-ER 7.254%, 01/20/2035(c)(h) 3 mo. USD LIBOR + 7.000%	485,985
	Octagon Investment Partners CLO XVI Ltd.
1,000,000	Series 2013-1A-ER 5.991%, 07/17/2030(c)(h) 3 mo. USD LIBOR + 5.750%	933,653
1,500,000	Series 2013-1A-SUB 0.000%, 07/17/2030(c)(f)	349,140
	Octagon Investment Partners CLO XXI Ltd.
500,000	Series 2014-1A-DRR 7.395%, 02/14/2031(c)(h) 3 mo. USD LIBOR + 7.000%	480,118
	Octagon Investment Partners CLO XXII Ltd.
835,000	Series 2014-1A-CRR 2.159%, 01/22/2030(c)(h) 3 mo. USD LIBOR + 1.900%	817,375

Principal Amount^		Value
	OHA Credit Funding CLO 3 Ltd.
$500,000	Series 2019-3A-ER 6.504%, 07/02/2035(c)(h) 3 mo. USD LIBOR + 6.250%	$491,227
	OHA Credit Funding CLO 4 Ltd.
980,000	Series 2019-4A-ER 6.659%, 10/22/2036(c)(h) 3 mo. USD LIBOR + 6.400%	961,498
	OHA Credit Funding CLO 5 Ltd.
475,000	Series 2020-5A-C 2.241%, 04/18/2033(c)(h) 3 mo. USD LIBOR + 2.000%	469,120
	OneMain Financial Issuance Trust
73,737	Series 2015-3A-B 4.160%, 11/20/2028(c)	73,799
290,000	Series 2020-1A-B 4.830%, 05/14/2032(c)	295,469
265,000	Series 2020-2A-C 2.760%, 09/14/2035(c)	249,576
	OZLM CLO XXIII Ltd.
255,000	Series 2019-23A-DR 3.991%, 04/15/2034(c)(h) 3 mo. USD LIBOR + 3.750%	255,674
	Pagaya AI Debt Selection Trust
800,000	Series 2021-5-CERT 0.010%, 08/15/2029(c)	1,341,351
	Palmer Square CLO Ltd.
260,000	Series 2015-2A-BR2 2.204%, 07/20/2030(c)(h) 3 mo. USD LIBOR + 1.950%	257,582
	Parallel CLO Ltd.
700,000	Series 2017-1A-CR 2.254%, 07/20/2029(c)(h) 3 mo. USD LIBOR + 2.000%	678,684
	Planet Fitness Master Issuer LLC
762,450	Series 2019-1A-A2 3.858%, 12/05/2049(c)	713,353
	PNMAC FMSR Issuer Trust
7,300,000	Series 2018-FT1-A 2.807%, 04/25/2023(c)(h) 1 mo. USD LIBOR + 2.350%	7,214,566
	Prestige Auto Receivables Trust
330,000	Series 2019-1A-E 3.900%, 05/15/2026(c)	328,820
210,000	Series 2020-1A-E 3.670%, 02/15/2028(c)	208,132
	Progress Residential Trust
235,000	Series 2019-SFR3-D 2.871%, 09/17/2036(c)	225,907
255,000	Series 2020-SFR3-F 2.796%, 10/17/2027(c)	232,444
140,000	Series 2021-SFR1-F 2.757%, 04/17/2038(c)	123,480
3,500,000	Series 2021-SFR10-F 4.608%, 12/17/2040(c)	3,246,729
170,000	Series 2021-SFR2-E2 2.647%, 04/19/2038(c)	154,125
7,000,000	Series 2021-SFR2-G 4.254%, 04/19/2038(c)	6,409,745
355,000	Series 2021-SFR3-F 3.436%, 05/17/2026(c)	321,792
735,000	Series 2021-SFR4-F 3.407%, 05/17/2038(c)	676,012

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Progress Residential Trust (Continued)
$250,000	Series 2021-SFR5-F 3.158%, 07/17/2038(c)	$225,700
125,000	Series 2021-SFR6-E2 2.525%, 07/17/2038(c)	110,813
835,000	Series 2021-SFR7-F 3.834%, 08/17/2040(c)	753,811
	Rockford Tower CLO Ltd.
700,000	Series 2017-2A-CR 2.141%, 10/15/2029(c)(h) 3 mo. USD LIBOR + 1.900%	695,925
	RR CLO 2 Ltd.
500,000	Series 2017-2A-DR 6.041%, 04/15/2036(c)(h) 3 mo. USD LIBOR + 5.800%	487,851
	RR CLO 6 Ltd.
500,000	Series 2019-6A-DR 6.091%, 04/15/2036(c)(h) 3 mo. USD LIBOR + 5.850%	489,704
	S-Jets Ltd.
1,006,947	Series 2017-1-A 3.967%, 08/15/2042(c)	856,069
	Santander Drive Auto Receivables Trust
890,000	Series 2020-1-D 5.350%, 03/15/2028	912,420
300,000	Series 2020-2-D 2.220%, 09/15/2026	297,765
	SCF Equipment Leasing LLC
295,000	Series 2021-1A-E 3.560%, 08/20/2032(c)	283,972
	Sierra Timeshare Receivables Funding LLC
246,746	Series 2020-2A-C 3.510%, 07/20/2037(c)	242,727
	Slam Ltd.
243,041	Series 2021-1A-B 3.422%, 06/15/2046(c)	225,969
	SLM Private Credit Student Loan Trust
160,000	Series 2003-A-A3 3.609%, 06/15/2032(h)	158,977
499,000	Series 2003-B-A3 3.605%, 03/15/2033(h)	496,715
50,000	Series 2003-B-A4 3.610%, 03/15/2033(h)	49,771
	SoFi Consumer Loan Program Trust
380,000	Series 2019-4-C 2.840%, 08/25/2028(c)	379,862
	SoFi Professional Loan Program LLC
133,000	Series 2017-F-R1 0.010%, 01/25/2041(c)	2,767,357
	SoFi Professional Loan Program Trust
360,000	Series 2020-A-BFX 3.120%, 05/15/2046(c)	343,484
45,000	Series 2020-A-R1 0.010%, 05/15/2046(c)	1,664,376
	Sound Point CLO XXXII Ltd.
500,000	Series 2021-4A-E 6.818%, 10/25/2034(c)(h) 3 mo. USD LIBOR + 6.700%	479,126
	SpringCastle America Funding LLC
585,084	Series 2020-AA-A 1.970%, 09/25/2037(c)	564,602

Principal Amount^		Value
	Sprite Ltd.
$15,670	Series 2017-1-A 4.250%, 12/15/2037(c)	$15,318
87,639	Series 2017-1-B 5.750%, 12/15/2037(c)	75,860
2,909,100	Series 2021-1-A 3.750%, 11/15/2046(c)	2,688,588
	Stewart Park CLO Ltd.
500,000	Series 2015-1A-ER 5.521%, 01/15/2030(c)(h) 3 mo. USD LIBOR + 5.280%	477,211
	Textainer Marine Containers VII Ltd.
96,267	Series 2020-1A-A 2.730%, 08/21/2045(c)	93,499
548,000	Series 2021-1A-A 1.680%, 02/20/2046(c)	497,671
205,116	Series 2021-1A-B 2.520%, 02/20/2046(c)	190,450
	THL Credit Wind River CLO Ltd.
2,000,000	Series 2014-2A-INC 0.010%, 01/15/2031(c)	448,550
500,000	Series 2017-3A-ER 7.291%, 04/15/2035(c)(h) 3 mo. USD LIBOR + 7.050%	484,445
500,000	Series 2018-2A-E 5.991%, 07/15/2030(c)(h) 3 mo. USD LIBOR + 5.750%	469,289
	TICP CLO VII Ltd.
280,000	Series 2017-7A-CR 2.391%, 04/15/2033(c)(h) 3 mo. USD LIBOR + 2.150%	277,128
	TICP CLO XV Ltd.
250,000	Series 2020-15A-C 2.404%, 04/20/2033(c)(h) 3 mo. USD LIBOR + 2.150%	248,003
	Towd Point Mortgage Trust
310,000	Series 2018-5-M1 3.250%, 07/25/2058(c)(f)	299,995
385,000	Series 2019-2-M1 3.750%, 12/25/2058(c)(f)	378,391
851,648	Series 2019-4-A1 2.900%, 10/25/2059(c)(f)	838,012
	Trestles CLO II Ltd.
335,000	Series 2018-2A-D 6.008%, 07/25/2031(c)(h) 3 mo. USD LIBOR + 5.750%	313,803
	Tricon American Homes Trust
250,000	Series 2020-SFR1-E 3.544%, 07/17/2038(c)	235,760
290,000	Series 2020-SFR2-E1 2.730%, 11/17/2039(c)	260,340
	Upstart Pass-Through Trust
1,000,000	Series 2021-ST8-CERT 0.010%, 10/20/2029(c)	838,610
929,000	Series 2021-ST9-CERT 0.010%, 11/20/2029(c)	844,415
	Upstart Securitization Trust
1,000	Series 2021-2-CERT 0.010%, 06/20/2031	593,106
	VCAT LLC
284,562	Series 2021-NPL5-A1 1.868%, 08/25/2051(c)(g)	273,295

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	VOLT XCII LLC
$3,000,000	Series 2021-NPL1-A2 4.949%, 02/27/2051(c)(g)	$2,879,603
	VOLT XCIII LLC
683,343	Series 2021-NPL2-A1 1.893%, 02/27/2051(c)(g)	664,167
	VOLT XCIV LLC
675,000	Series 2021-NPL3-A2 4.949%, 02/27/2051(c)(g)	653,131
	VOLT XCVI LLC
345,000	Series 2021-NPL5-A2 4.826%, 03/27/2051(c)(g)	332,002
	Voya CLO Ltd.
500,000	Series 2018-2A-E 5.491%, 07/15/2031(c)(h) 3 mo. USD LIBOR + 5.250%	449,439
500,000	Series 2019-1A-ER 6.361%, 04/15/2031(c)(h) 3 mo. USD LIBOR + 6.120%	479,176
	WAVE Trust
458,724	Series 2017-1A-A 3.844%, 11/15/2042(c)	434,714
	Webster Park CLO Ltd.
1,000,000	Series 2015-1A-DR 5.754%, 07/20/2030(c)(h) 3 mo. USD LIBOR + 5.500%	965,651
	Wendy’s Funding LLC
1,010,163	Series 2018-1A-A2II 3.884%, 03/15/2048(c)	1,003,524
174,325	Series 2019-1A-A2II 4.080%, 06/15/2049(c)	174,273
	Westlake Automobile Receivables Trust
390,000	Series 2020-3A-D 1.650%, 02/17/2026(c)	378,095
	Willis Engine Structured Trust
220,119	Series 2020-A-A 3.228%, 03/15/2045(c)	199,524
1,807,739	Series 2021-A-C 7.385%, 05/15/2046(c)	1,641,043
	Wind River CLO Ltd.
500,000	Series 2021-2A-E 6.684%, 07/20/2034(c)(h) 3 mo. USD LIBOR + 6.430%	480,511

TOTAL ASSET-BACKED SECURITIES (Cost $165,866,674)		146,542,095

BANK LOANS: 1.9%
	AAdvantage Loyalty IP Ltd.
225,000	5.500%, 04/20/2028(h) 3 mo. LIBOR + 4.750%	228,375
	Aegion Corp.
179,100	5.500%, 05/17/2028(h) 3 mo. LIBOR + 4.750%	178,428
	Air Canada
290,000	4.250%, 08/11/2028(h) 6 mo. LIBOR + 3.500%	287,583
	Air Methods Corp.
1,161,467	4.506%, 04/22/2024(h) 3 mo. LIBOR + 3.500%	1,115,978

Principal Amount^		Value
	American Tire Distributors Holdings, Inc.
$493,763	7.000%, 10/08/2028(h) 3 mo. LIBOR + 6.250%	$490,677
	Applied Systems, Inc.
1,060,000	6.506%, 09/19/2025(h) 3 mo. LIBOR + 5.500%	1,057,021
	Astra Acquisition Corp.
922,688	5.750%, 10/25/2028(h) 1 mo. LIBOR + 5.250%	897,890
1,070,000	9.625%, 10/22/2029(h) 1 mo. LIBOR + 8.875%	1,053,950
	Asurion LLC
160,000	5.707%, 01/31/2028(h) 1 mo. LIBOR + 5.250%	157,120
	Atlas Purchaser, Inc.
627,074	6.000%, 05/08/2028(h) 3 mo. LIBOR + 5.250%	610,614
	Aveanna Healthcare LLC
885,000	7.500%, 12/10/2029(h) 3 mo. LIBOR + 7.000%	847,388
	Blackhawk Network Holdings, Inc.
125,000	7.438%, 06/15/2026(h) 1 mo. LIBOR + 7.000%	123,854
	Bright Bidco B.V.
861,453	4.774%, 06/30/2024(h) 6 mo. LIBOR + 3.500%	521,584
	BYJU’s Alpha, Inc.
324,188	6.250%, 11/24/2026(h) 3 mo. LIBOR + 5.500%	321,453
	Cengage Learning, Inc.
403,988	5.750%, 07/14/2026(h) 6 mo. LIBOR + 4.750%	401,263
	ClubCorp Holdings, Inc.
147,218	3.756%, 09/18/2024(h) 3 mo. LIBOR + 2.750%	140,208
	Constant Contact, Inc.
1,260,000	8.250%, 02/12/2029(h) 6 mo. LIBOR + 7.500%	1,241,100
	Curium BidCo S.A R.L.
405,000	8.756%, 10/27/2028(h) 3 mo. LIBOR + 7.750%	401,456
	Cvent, Inc.
427,993	4.207%, 11/29/2024(h) 1 mo. LIBOR + 3.750%	424,428
	Cyxtera DC Holdings, Inc.
463,734	4.000%, 05/01/2024(h) 6 mo. LIBOR + 3.000%	459,966
	DCert Buyer, Inc.
485,000	7.457%, 02/19/2029(h) 1 mo. LIBOR + 7.000%	480,654
	DG Investment Intermediate Holdings 2, Inc.
420,000	7.500%, 03/30/2029(h) 1 mo. LIBOR + 6.750%	421,050
	DirecTV Financing LLC
206,378	5.750%, 08/02/2027(h) 3 mo. LIBOR + 5.000%	206,418
	Envision Healthcare Corp.
849,791	7.000%, 10/10/2025(h) 1 mo. LIBOR + 6.000%	563,692
680,194	4.207%, 10/10/2025(h) 1 mo. LIBOR + 3.750%	454,598

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	Finastra USA, Inc.
$456,447	4.500%, 06/13/2024(h) 6 mo. LIBOR + 3.500%	$451,364
405,000	8.250%, 06/13/2025(h) 3 mo. LIBOR + 7.250%	399,494
	Gainwell Acquisition Corp.
732,136	5.006%, 10/01/2027(h) 3 mo. LIBOR + 4.000%	732,136
	GOGO Intermediate Holdings LLC
218,350	4.500%, 04/30/2028(h) 3 mo. LIBOR + 3.750%	217,054
	Grab Holdings, Inc.
633,600	5.500%, 01/29/2026(h) 6 mo. LIBOR + 4.500%	620,928
	Gulf Finance LLC
414,710	7.750%, 08/25/2026(h) 3 mo. LIBOR + 6.750%	380,718
	Intelsat Jackson Holdings S.A.
418,950	4.920%, 02/01/2029(h) SOFR + 4.250%	412,829
	ION Trading Finance Ltd.
372,188	5.756%, 04/03/2028(h) 3 mo. LIBOR + 4.750%	369,982
	Kenan Advantage Group, Inc.
220,000	8.250%, 09/01/2027(h) 3 mo. LIBOR + 7.250%	213,400
	Lealand Finance Company B.V.
29,882	0.000%, 06/28/2024(i)	18,676
273,000	0.000%, 06/28/2024(i)	158,340
21,355	3.457%, 06/28/2024(h) 1 mo. LIBOR + 3.000%	13,347
581,126	4.214%, 06/30/2024(h) 3 mo. LIBOR + 4.000%	337,053
578,314	0.000%, 06/30/2025(i)	292,410
762,380	1.457%, 06/30/2025(h) 1 mo. LIBOR + 1.000%	385,478
727,579	0.000%, 06/30/2027(i)	421,996
	LSF9 Atlantis Holdings LLC
245,000	0.000%, 03/31/2029(i)	241,478
	Mediaco Holding, Inc.
2,118,001	8.400%, 11/21/2024(b)(h) 1 mo. LIBOR + 8.400%	1,969,741
	Minotaur Acquisition, Inc.
1,064,812	5.207%, 03/27/2026(h) 1 mo. LIBOR + 4.750%	1,056,964
	Ola Singapore PTE, Ltd.
244,388	7.000%, 12/15/2026(h) SOFR + 6.250%	237,361
	Playtika Holding Corp.
476,621	3.207%, 03/13/2028(h) 1 mo. LIBOR + 2.750%	470,447
	Riverbed Technology, Inc.
551,945	2.000%-7.000%, 12/08/2026(h) 3 mo. LIBOR + 6.000%	478,122
	Sweetwater Borrower LLC
323,175	5.500%, 08/07/2028(h) 1 mo. LIBOR + 4.750%	319,943
	Team Health Holdings, Inc.
823,207	3.750%, 02/06/2024(h) 1 mo. LIBOR + 2.750%	785,426
	Tibco Software, Inc.
390,000	7.710%, 03/03/2028(h) 1 mo. LIBOR + 7.250%	389,920

Principal Amount^		Value
	Travel Leaders Group LLC
$951,009	4.457%, 01/25/2024(h) 1 mo. LIBOR + 4.000%	$900,786
	Travelport Finance (Luxembourg) S.A.R.L.
853,487	2.500%, 02/28/2025(h) 3 mo. LIBOR + 1.500%	887,273
310,371	6.006%, 05/29/2026(h) 3 mo. LIBOR + 5.000%	276,618
	Vantage Specialty Chemicals, Inc.
989,431	4.500%-4.506%, 10/28/2024(h) 3 mo. LIBOR + 3.500%	954,677
	Viad Corp.
378,100	5.500%, 07/30/2028(h) 3 mo. LIBOR + 5.000%	374,792
	Waterbridge Midstream Operating LLC
666,456	6.750%, 06/22/2026(h) 6 mo. LIBOR + 5.750%	644,276
	Ziggo B.V.
490,000 (EUR)	3.000%, 01/31/2029(h) 6 mo. EURIBOR + 3.000%	533,228

TOTAL BANK LOANS (Cost $31,976,205)		29,033,005

CONVERTIBLE BONDS: 1.6%
Communications: 0.4%
	Delivery Hero SE
800,000 (EUR)	1.000%, 01/23/2027	701,848
	DISH Network Corp.
210,000	0.000%, 12/15/2025(j)	204,847
3,935,000	3.375%, 08/15/2026	3,549,370
	Twitter, Inc.
345,000	0.000%, 03/15/2026	291,352
	Uber Technologies, Inc.
780,000	0.000%, 12/15/2025(j)	702,000
	Zillow Group, Inc.
70,000	1.375%, 09/01/2026	92,969

		5,542,386

Consumer, Cyclical: 0.3%
	Cineplex, Inc.
1,041,000 (CAD)	5.750%, 09/30/2025(c)	1,088,197
	JetBlue Airways Corp.
195,000	0.500%, 04/01/2026(c)	182,410
	Lightning eMotors, Inc.
1,060,000	7.500%, 05/15/2024(c)	918,394
	NCL Corp. Ltd.
775,000	1.125%, 02/15/2027(c)	716,100
	Peloton Interactive, Inc.
215,000	0.000%, 02/15/2026(j)	179,871
	Penn National Gaming, Inc.
130,000	2.750%, 05/15/2026	262,080
	Southwest Airlines Co.
1,145,000	1.250%, 05/01/2025	1,558,059

		4,905,111

Consumer, Non-cyclical: 0.7%
	BioMarin Pharmaceutical, Inc.
2,595,000	1.250%, 05/15/2027	2,611,311
	Dermira, Inc.
3,806,000	3.000%, 05/15/2022	3,839,302
	Guardant Health, Inc.
215,000	0.000%, 11/15/2027(j)	173,527

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)(Continued)

Principal Amount^		Value
CONVERTIBLE BONDS (CONTINUED)
Consumer, Non-cyclical (continued)
	Ionis Pharmaceuticals, Inc.
$270,000	0.010%, 04/01/2026(c)(j)	$252,477
	Livongo Health, Inc.
560,000	0.875%, 06/01/2025	567,806
	Teladoc Health, Inc.
1,895,000	1.250%, 06/01/2027	1,607,908
	UpHealth, Inc.
1,509,000	6.250%, 06/15/2026(c)	1,183,649

		10,235,980

Technology: 0.2%
	Bilibili, Inc.
315,000	0.500%, 12/01/2026(c)	232,312
	Kaleyra, Inc.
1,424,000	6.125%, 06/01/2026(c)	1,370,600
	Nutanix, Inc.
325,000	0.250%, 10/01/2027(c)	272,391
	Splunk, Inc.
790,000	1.125%, 06/15/2027	758,400
	Zynga, Inc.
950,000	0.000%, 12/15/2026(j)	971,850

		3,605,553

TOTAL CONVERTIBLE BONDS (Cost $25,909,940)		24,289,030

CORPORATE BONDS: 28.0%
Basic Materials: 1.7%
	ABJA Investment Co. Pte Ltd.
210,000	5.450%, 01/24/2028	217,752
	Allegheny Technologies, Inc.
2,470,000	4.875%, 10/01/2029	2,343,647
1,800,000	5.125%, 10/01/2031	1,691,118
	Alpek SAB de C.V.
200,000	3.250%, 02/25/2031(c)	182,678
	Ashland LLC
1,845,000	3.375%, 09/01/2031(c)	1,632,069
	ASP Unifrax Holdings, Inc.
260,000	7.500%, 09/30/2029(c)	231,720
	Braskem Idesa SAPI
450,000	6.990%, 02/20/2032(c)	441,576
	Braskem Netherlands Finance B.V.
800,000	4.500%, 01/31/2030(c)	775,716
200,000	5.875%, 01/31/2050(c)	198,785
	CAP S.A.
300,000	3.900%, 04/27/2031	272,401
	CF Industries, Inc.
1,900,000	5.150%, 03/15/2034	2,114,662
	Cia de Minas Buenaventura S.A.A.
360,000	5.500%, 07/23/2026(c)	354,804
	Cleveland-Cliffs, Inc.
1,130,000	4.875%, 03/01/2031(c)	1,117,412
	Commercial Metals Co.
90,000	4.375%, 03/15/2032	83,763
	First Quantum Minerals Ltd.
600,000	7.500%, 04/01/2025(c)	609,744
1,445,000	6.875%, 03/01/2026(c)	1,486,797
740,000	6.875%, 10/15/2027(c)	775,927

Principal Amount^		Value
Basic Materials (continued)
	FMG Resources August 2006 Pty Ltd.
$495,000	4.375%, 04/01/2031(c)	$469,042
	Glencore Funding LLC
970,000	2.850%, 04/27/2031(c)	886,804
	Hudbay Minerals, Inc.
345,000	4.500%, 04/01/2026(c)	337,005
	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
410,000	9.000%, 07/01/2028(c)	415,637
	JSW Steel Ltd.
355,000	5.050%, 04/05/2032(c)	331,130
	Mercer International, Inc.
400,000	5.125%, 02/01/2029	386,474
	Methanex Corp.
900,000	5.125%, 10/15/2027	906,750
	Metinvest B.V.
500,000	7.750%, 10/17/2029	222,500
	Nufarm Australia Ltd. / Nufarm Americas, Inc.
700,000	5.000%, 01/27/2030(c)	691,061
	Orbia Advance Corp. SAB de C.V.
595,000	2.875%, 05/11/2031(c)	528,663
	PMHC II, Inc.
285,000	9.000%, 02/15/2030(c)	251,145
	Resolute Forest Products, Inc.
500,000	4.875%, 03/01/2026(c)	481,755
	SPCM S.A.
205,000	3.375%, 03/15/2030(c)	180,385
	Suzano Austria GmbH
510,000	3.750%, 01/15/2031	481,042
	Teck Resources Ltd.
2,500,000	3.900%, 07/15/2030	2,500,617
	Valvoline, Inc.
3,240,000	3.625%, 06/15/2031(c)	2,810,352
	Vedanta Resources Finance II Plc
250,000	9.250%, 04/23/2026(c)	216,202
200,000	9.250%, 04/23/2026	172,962
	Volcan Cia Minera S.A.A.
95,000	4.375%, 02/11/2026(c)	91,085

		26,891,182

Communications: 2.8%
	Bell Telephone Co. of Canada or Bell Canada (The)
3,200,000	Series US-5 2.150%, 02/15/2032	2,850,873
	British Telecommunications Plc
2,500,000	5.125%, 12/04/2028	2,624,741
	CCO Holdings LLC / CCO Holdings Capital Corp.
825,000	4.750%, 02/01/2032(c)	770,154
	CCO Holdings LLC / CCO Holdings Capital Corp.
3,915,000	4.250%, 01/15/2034(c)	3,406,050
	Cengage Learning, Inc.
460,000	9.500%, 06/15/2024(c)	459,584
	Charter Communications Operating LLC / Charter Communications Operating Capital
2,980,000	4.400%, 12/01/2061	2,603,259

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Communications (continued)
	Ciena Corp.
$1,475,000	4.000%, 01/31/2030(c)	$1,421,834
	CommScope Technologies LLC
640,000	5.000%, 03/15/2027(c)	558,208
	CommScope, Inc.
1,510,000	7.125%, 07/01/2028(c)	1,360,699
	CSC Holdings LLC
4,105,000	4.625%, 12/01/2030(c)	3,438,635
235,000	5.000%, 11/15/2031(c)	197,330
	CT Trust
710,000	5.125%, 02/03/2032(c)	710,795
	DIRECTV Financing LLC / DIRECTIVE Financing Co-Obligor, Inc.
205,000	5.875%, 08/15/2027(c)	202,053
	DISH DBS Corp.
1,330,000	5.250%, 12/01/2026(c)	1,268,587
280,000	5.750%, 12/01/2028(c)	265,475
1,185,000	5.125%, 06/01/2029	1,010,686
	Embarq Corp.
925,000	7.995%, 06/01/2036	890,840
	Endurance International Group Holdings, Inc.
590,000	6.000%, 02/15/2029(c)	510,099
	Frontier Communications Holdings LLC
195,000	6.750%, 05/01/2029(c)	187,418
	iHeartCommunications, Inc.
350,000	5.250%, 08/15/2027(c)	346,682
735,000	4.750%, 01/15/2028(c)	703,435
	Intelsat Jackson Holdings S. A.
825,000	8.500%, 10/15/2024	0
	Kenbourne Invest S.A.
825,000	6.875%, 11/26/2024(c)	810,760
	McGraw-Hill Education, Inc.
335,000	5.750%, 08/01/2028(c)	320,215
	Netflix, Inc.
275,000	4.875%, 04/15/2028	288,833
715,000	5.875%, 11/15/2028	789,932
390,000	6.375%, 05/15/2029	441,671
70,000	5.375%, 11/15/2029(c)	75,898
710,000	4.875%, 06/15/2030(c)	755,642
	Oi S.A.
550,000	10.000%, 07/27/2025(e) PIK rate 12.000%	417,236
	Sirius XM Radio, Inc.
564,000	3.875%, 09/01/2031(c)	518,319
	SoftBank Group Corp.
600,000	4.625%, 07/06/2028	538,380
205,000	5.250%, 07/06/2031	185,195
	Switch Ltd.
5,010,000	4.125%, 06/15/2029(c)	4,940,737
	Telecom Argentina S.A
100,000	8.000%, 07/18/2026	95,400
	Telesat Canada / Telesat LLC
310,000	5.625%, 12/06/2026(c)	236,716
	Uber Technologies, Inc.
285,000	6.250%, 01/15/2028(c)	295,045
5,940,000	4.500%, 08/15/2029(c)	5,590,223
	Viasat, Inc.
550,000	6.500%, 07/15/2028(c)	528,696

Principal Amount^		Value
Communications (continued)
	Viavi Solutions, Inc.
$1,700,000	3.750%, 10/01/2029(c)	$1,597,511

		44,213,846

Consumer, Cyclical: 4.4%
	Allison Transmission, Inc.
1,150,000	3.750%, 01/30/2031(c)	1,048,857
	American Honda Finance Corp.
3,085,000	1.500%, 01/13/2025	2,978,175
	Boyd Gaming Corp.
2,423,000	4.750%, 12/01/2027	2,406,923
1,000,000	4.750%, 06/15/2031(c)	965,435
	Carnival Corp.
95,000	7.625%, 03/01/2026(c)	95,839
940,000	5.750%, 03/01/2027(c)	896,765
75,000	6.000%, 05/01/2029(c)	70,775
	Carvana Co.
605,000	5.625%, 10/01/2025(c)	571,190
4,605,000	5.875%, 10/01/2028(c)	4,106,278
	CDI Escrow Issuer, Inc.
385,000	5.750%, 04/01/2030(c)	389,331
	Churchill Downs, Inc.
5,869,000	4.750%, 01/15/2028(c)	5,703,964
	CWT Travel Group, Inc.
124,674	8.500%, 11/19/2026(c)	123,427
	Dealer Tire LLC / DT Issuer LLC
565,000	8.000%, 02/01/2028(c)	567,085
	Everi Holdings, Inc.
70,000	5.000%, 07/15/2029(c)	66,400
	Ford Motor Co.
1,490,000	3.250%, 02/12/2032	1,331,047
	Ford Motor Credit Co. LLC
200,000	3.625%, 06/17/2031	181,653
	General Motors Co.
645,000	5.400%, 04/01/2048	680,364
510,000	5.950%, 04/01/2049	569,285
	General Motors Financial Co., Inc.
310,000	5.750%, 09/30/2027(f)(d) 3 mo. USD LIBOR + 3.598%	308,834
255,000	6.500%, 09/30/2028(f)(d) 3 mo. USD LIBOR + 3.436%	260,100
100,000	5.700%, 09/30/2030(f)(d) 5 year CMT + 4.997%	105,145
	Genm Capital Labuan Ltd.
700,000	3.882%, 04/19/2031(c)	610,974
	Hilton Domestic Operating Co., Inc.
2,200,000	3.625%, 02/15/2032(c)	1,983,707
	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
495,000	5.000%, 06/01/2029(c)	474,942
160,000	4.875%, 07/01/2031(c)	148,676
	Hyatt Hotels Corp.
195,000	5.375%, 04/23/2025	205,070
	Lithia Motors, Inc.
220,000	3.875%, 06/01/2029(c)	209,612
	Magallanes, Inc.
195,000	4.054%, 03/15/2029(c)	196,219
305,000	4.279%, 03/15/2032(c)	307,001
	Marriott International, Inc.
1,000,000	Series II 2.750%, 10/15/2033	884,625

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Consumer, Cyclical (continued)
	Marriott Ownership Resorts, Inc.
$230,000	4.500%, 06/15/2029(c)	$217,205
	Meritor, Inc.
1,859,000	4.500%, 12/15/2028(c)	1,864,856
	Murphy Oil USA, Inc.
2,325,000	3.750%, 02/15/2031(c)	2,126,410
	NCL Corp. Ltd.
610,000	5.875%, 03/15/2026(c)	580,214
775,000	5.875%, 02/15/2027(c)	764,363
	NCL Finance Ltd.
200,000	6.125%, 03/15/2028(c)	185,875
	Papa John’s International, Inc.
1,800,000	3.875%, 09/15/2029(c)	1,654,128
	Park River Holdings, Inc.
120,000	5.625%, 02/01/2029(c)	97,160
	Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance In
2,819,000	8.500%, 11/15/2027(c)	3,122,747
	Penn National Gaming, Inc.
180,000	4.125%, 07/01/2029(c)	161,334
	PetSmart, Inc. / PetSmart Finance Corp.
500,000	7.750%, 02/15/2029(c)	515,610
	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
240,000	5.625%, 09/01/2029(c)	205,968
190,000	5.875%, 09/01/2031(c)	162,816
	Ritchie Bros Holdings, Inc.
830,000	4.750%, 12/15/2031(c)	812,670
	Royal Caribbean Cruises Ltd.
145,000	4.250%, 07/01/2026(c)	135,108
985,000	5.500%, 04/01/2028(c)	940,345
	Scientific Games International, Inc.
635,000	7.000%, 05/15/2028(c)	659,286
225,000	7.250%, 11/15/2029(c)	236,451
	SeaWorld Parks & Entertainment, Inc.
1,100,000	5.250%, 08/15/2029(c)	1,051,380
	Superior Plus L.P. / Superior General Partner, Inc.
2,874,000	4.500%, 03/15/2029(c)	2,703,902
	SWF Escrow Issuer Corp.
450,000	6.500%, 10/01/2029(c)	389,804
	Target Corp.
170,000	1.950%, 01/15/2027	164,686
	Tenneco, Inc.
2,858,000	5.125%, 04/15/2029(c)	2,844,339
	TKC Holdings, Inc.
320,000	10.500%, 05/15/2029(c)	328,130
	Toyota Motor Credit Corp.
3,090,000	1.450%, 01/13/2025	2,983,315
	Travel & Leisure Co.
420,000	6.625%, 07/31/2026(c)	438,511
35,000	6.000%, 04/01/2027	36,181
740,000	4.500%, 12/01/2029(c)	687,671
265,000	4.625%, 03/01/2030(c)	246,954
	Tri Pointe Homes, Inc.
1,600,000	5.700%, 06/15/2028	1,599,200

Principal Amount^		Value
Consumer, Cyclical (continued)
	United Airlines Pass Through Trust
$1,466,454	Series 2019-2-B 3.500%, 11/01/2029	$1,328,873
138,240	Series 2020-1-B 4.875%, 07/15/2027	136,704
	United Airlines, Inc.
120,000	4.625%, 04/15/2029(c)	114,267
	Wabash National Corp.
1,761,000	4.500%, 10/15/2028(c)	1,587,101
	Wheel Pros, Inc.
230,000	6.500%, 05/15/2029(c)	201,981
	Wyndham Hotels & Resorts, Inc.
2,220,000	4.375%, 08/15/2028(c)	2,133,320
	Yum! Brands, Inc.
3,256,000	4.750%, 01/15/2030(c)	3,209,211
2,684,000	4.625%, 01/31/2032	2,600,783

		67,676,557

Consumer, Non-cyclical: 3.7%
	AbbVie, Inc.
600,000	4.550%, 03/15/2035	645,658
	Acadia Healthcare Co., Inc.
896,000	5.500%, 07/01/2028(c)	898,240
	Adani Ports & Special Economic Zone Ltd.
480,000	4.200%, 08/04/2027(c)	468,981
	Air Methods Corp.
460,000	8.000%, 05/15/2025(c)	398,461
	Atento Luxco 1 S.A.
100,000	8.000%, 02/10/2026(c)	101,504
	Avantor Funding, Inc.
2,050,000	4.625%, 07/15/2028(c)	2,027,009
1,055,000	3.875%, 11/01/2029(c)	993,103
	BAT Capital Corp.
6,000,000	2.726%, 03/25/2031	5,297,309
	Bausch Health Cos., Inc.
230,000	7.000%, 01/15/2028(c)	206,281
1,385,000	5.000%, 01/30/2028(c)	1,143,034
65,000	5.000%, 02/15/2029(c)	51,160
75,000	6.250%, 02/15/2029(c)	61,620
400,000	5.250%, 01/30/2030(c)	314,858
1,305,000	5.250%, 02/15/2031(c)	1,022,911
	Block, Inc.
320,000	3.500%, 06/01/2031(c)	294,696
	Camposol S.A.
400,000	6.000%, 02/03/2027	377,330
	Carriage Services, Inc.
1,931,000	4.250%, 05/15/2029(c)	1,807,155
	Centene Corp.
250,000	3.000%, 10/15/2030	230,947
1,090,000	2.500%, 03/01/2031	966,438
405,000	2.625%, 08/01/2031	361,106
	Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL
410,000	5.250%, 04/27/2029(c)	408,536
	CHS / Community Health Systems, Inc.
305,000	6.875%, 04/15/2029(c)	300,083
	Coty, Inc.
70,000	6.500%, 04/15/2026(c)	70,106

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Consumer, Non-cyclical (continued)
	Encompass Health Corp.
$700,000	4.625%, 04/01/2031	$656,428
	Endo Luxembourg Finance Co. I S.A.R.L / Endo US, Inc.
335,000	6.125%, 04/01/2029(c)	306,091
	Frigorifico Concepcion S.A.
400,000	7.700%, 07/21/2028(c)	356,788
	Gartner, Inc.
3,350,000	3.625%, 06/15/2029(c)	3,145,281
2,366,000	3.750%, 10/01/2030(c)	2,218,894
	Grifols Escrow Issuer S.A.
315,000	4.750%, 10/15/2028(c)	296,921
	HCA, Inc.
410,000	3.500%, 09/01/2030	395,240
	Hologic, Inc.
1,000,000	3.250%, 02/15/2029(c)	935,035
	Ingles Markets, Inc.
1,700,000	4.000%, 06/15/2031(c)	1,607,741
	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.
240,000	3.000%, 02/02/2029(c)	222,186
	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.
255,000	3.750%, 12/01/2031(c)	237,226
	Korn Ferry
600,000	4.625%, 12/15/2027(c)	586,479
	Kraft Heinz Foods Co.
400,000	4.375%, 06/01/2046	395,352
730,000	4.875%, 10/01/2049	770,384
	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
430,000	7.000%, 12/31/2027(c)	352,404
	MARB BondCo Plc
1,525,000	3.950%, 01/29/2031(c)	1,352,606
	Molina Healthcare, Inc.
250,000	3.875%, 05/15/2032(c)	238,281
	Movida Europe S.A.
300,000	5.250%, 02/08/2031	269,056
	Natura Cosmeticos S.A.
330,000	4.125%, 05/03/2028(c)	318,376
	PECF USS Intermediate Holding III Corp.
220,000	8.000%, 11/15/2029(c)	212,729
	Pilgrim’s Pride Corp.
85,000	4.250%, 04/15/2031(c)	78,806
700,000	3.500%, 03/01/2032(c)	615,573
	Post Holdings, Inc.
1,600,000	5.625%, 01/15/2028(c)	1,573,104
1,974,000	4.500%, 09/15/2031(c)	1,748,964
	Primo Water Holdings, Inc.
980,000	4.375%, 04/30/2029(c)	888,267
	Pyxus Holdings, Inc.
245,100	10.000%, 08/24/2024	197,709
	Radiology Partners, Inc.
590,000	9.250%, 02/01/2028(c)	591,171
	Regeneron Pharmaceuticals, Inc.
1,300,000	1.750%, 09/15/2030	1,129,976
	Sabre GLBL, Inc.
180,000	7.375%, 09/01/2025(c)	188,256
	Service Corp. International
4,047,000	4.000%, 05/15/2031	3,774,091

Principal Amount^		Value
Consumer, Non-cyclical (continued)
	Spectrum Brands, Inc.
$800,000	3.875%, 03/15/2031(c)	$707,160
	Teleflex, Inc.
317,000	4.250%, 06/01/2028(c)	309,276
	Tenet Healthcare Corp.
2,281,000	6.125%, 10/01/2028(c)	2,320,587
	Teva Pharmaceutical Finance Netherlands II B.V.
1,455,000 (EUR)	6.000%, 01/31/2025	1,692,944
	Teva Pharmaceutical Finance Netherlands III B.V.
395,000	7.125%, 01/31/2025	416,012
925,000	3.150%, 10/01/2026	840,076
4,795,000	4.100%, 10/01/2046	3,773,833
	TriNet Group, Inc.
1,595,000	3.500%, 03/01/2029(c)	1,470,598
	Triton Water Holdings, Inc.
340,000	6.250%, 04/01/2029(c)	291,404
	United Rentals North America, Inc.
370,000	3.875%, 02/15/2031	349,310
395,000	3.750%, 01/15/2032	369,031

		56,646,172

Diversified: 0.0%
	ABM Investama Tbk PT
250,000	9.500%, 08/05/2026(c)	228,822

Energy: 4.3%
	AI Candelaria Spain S.A.
250,000	5.750%, 06/15/2033(c)	214,029
250,000	5.750%, 06/15/2033	214,029
	Aker BP ASA
435,000	3.750%, 01/15/2030(c)	426,315
300,000	4.000%, 01/15/2031(c)	299,390
	Antero Resources Corp.
3,296,000	7.625%, 02/01/2029(c)	3,569,123
850,000	5.375%, 03/01/2030(c)	870,409
	Baytex Energy Corp.
2,461,000	8.750%, 04/01/2027(c)	2,642,634
	Calumet Specialty Products Partners L.P. / Calumet Finance Corp.
2,340,000	8.125%, 01/15/2027(c)	2,178,938
	Cenovus Energy, Inc.
500,000	2.650%, 01/15/2032	453,781
	Civitas Resources, Inc.
2,010,000	5.000%, 10/15/2026(c)	1,994,965
	CNX Resources Corp.
1,500,000	6.000%, 01/15/2029(c)	1,516,957
	Continental Resources, Inc.
635,000	5.750%, 01/15/2031(c)	695,528
	CVR Energy, Inc.
750,000	5.250%, 02/15/2025(c)	729,289
	DCP Midstream Operating L.P.
85,000	5.125%, 05/15/2029	87,592
675,000	3.250%, 02/15/2032	608,857
	Delek Logistics Partners L.P. / Delek Logistics Finance Corp.
1,800,000	7.125%, 06/01/2028(c)	1,767,744
	Diamondback Energy, Inc.
2,300,000	3.500%, 12/01/2029	2,280,369
	Ecopetrol S.A.
375,000	4.625%, 11/02/2031	341,158
500,000	5.875%, 05/28/2045	439,060
210,000	5.875%, 11/02/2051	178,562

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Energy (continued)
	Energean Israel Finance Ltd.
$325,000	5.375%, 03/30/2028(c)	$313,706
425,000	5.875%, 03/30/2031(c)	406,938
	EnLink Midstream LLC
1,164,000	5.625%, 01/15/2028(c)	1,189,841
	EQT Corp.
45,000	3.125%, 05/15/2026(c)	43,622
120,000	3.900%, 10/01/2027	120,177
120,000	5.000%, 01/15/2029	124,028
440,000	3.625%, 05/15/2031(c)	419,762
	Frontera Energy Corp.
400,000	7.875%, 06/21/2028(c)	374,840
	FS Luxembourg S.A.R.L.
200,000	10.000%, 12/15/2025(c)	209,949
	Gran Tierra Energy, Inc.
550,000	7.750%, 05/23/2027(c)	509,347
	Gulfport Energy Corp.
9,327	8.000%, 05/17/2026	9,718
	Gulfport Energy Operating Corp.
145,000	6.625%, 05/01/2023(k)	0
287,000	6.000%, 10/15/2024(k)	0
137,000	6.375%, 05/15/2025(k)	0
144,000	6.375%, 01/15/2026(k)	0
	Hess Midstream Operations L.P.
140,000	4.250%, 02/15/2030(c)	132,342
	Hunt Oil Co. of Peru LLC Sucursal Del Peru
383,200	6.375%, 06/01/2028	384,560
	Indika Energy Capital IV Pte Ltd.
450,000	8.250%, 10/22/2025	456,413
	Kosmos Energy Ltd.
200,000	7.125%, 04/04/2026	195,802
	Leviathan Bond Ltd.
335,000	6.500%, 06/30/2027(c)	344,994
	Matador Resources Co.
2,653,000	5.875%, 09/15/2026	2,705,131
	MC Brazil Downstream Trading S.A.R.L.
450,000	7.250%, 06/30/2031	414,047
	Medco Laurel Tree Pte Ltd.
250,000	6.950%, 11/12/2028(c)	244,261
	MEG Energy Corp.
790,000	7.125%, 02/01/2027(c)	828,185
1,840,000	5.875%, 02/01/2029(c)	1,863,359
	Murphy Oil Corp.
2,453,000	6.375%, 07/15/2028	2,558,393
	NGD Holdings B.V.
250,000	6.750%, 12/31/2026	86,250
	NGL Energy Operating LLC / NGL Energy Finance Corp.
685,000	7.500%, 02/01/2026(c)	674,687
	Northern Oil and Gas, Inc.
1,786,000	8.125%, 03/01/2028(c)	1,863,530
	Occidental Petroleum Corp.
2,161,000	6.125%, 01/01/2031	2,437,187
150,000	4.500%, 07/15/2044	143,655
55,000	4.625%, 06/15/2045	53,468
200,000	4.400%, 04/15/2046	190,382
300,000	4.100%, 02/15/2047	276,600
655,000	4.200%, 03/15/2048	613,597
90,000	4.400%, 08/15/2049	84,787

Principal Amount^		Value
Energy (continued)
	Ovintiv, Inc.
$75,000	8.125%, 09/15/2030	$94,078
20,000	7.200%, 11/01/2031	24,231
15,000	7.375%, 11/01/2031	18,436
70,000	6.500%, 08/15/2034	83,304
145,000	6.625%, 08/15/2037	172,090
30,000	6.500%, 02/01/2038	35,670
	PBF Holding Co. LLC / PBF Finance Corp.
1,800,000	6.000%, 02/15/2028	1,449,927
	PBF Holding Co. LLC / PBF Finance Corp.
420,000	9.250%, 05/15/2025(c)	433,171
	Penn Virginia Holdings LLC
1,700,000	9.250%, 08/15/2026(c)	1,795,285
	Pertamina Persero PT
300,000	4.150%, 02/25/2060	265,125
	Peru LNG Srl
300,000	5.375%, 03/22/2030	266,066
	Petrobras Global Finance B.V.
630,000	5.500%, 06/10/2051	541,498
	Petroleos del Peru S.A.
400,000	5.625%, 06/19/2047	336,760
	Petroleos Mexicanos
1,590,000	5.950%, 01/28/2031	1,469,875
1,420,000	6.625%, 06/15/2035	1,275,302
400,000	6.375%, 01/23/2045	320,748
200,000	6.750%, 09/21/2047	162,944
	Precision Drilling Corp.
2,990,000	6.875%, 01/15/2029(c)	3,038,483
	Range Resources Corp.
1,746,000	8.250%, 01/15/2029	1,915,921
	SierraCol Energy Andina LLC
400,000	6.000%, 06/15/2028(c)	363,808
200,000	6.000%, 06/15/2028	181,904
	SM Energy Co.
1,190,000	6.500%, 07/15/2028	1,233,137
	Southwestern Energy Co.
80,000	4.750%, 02/01/2032	80,012
	Sunoco L.P. / Sunoco Finance Corp.
3,524,000	4.500%, 05/15/2029	3,329,123
2,685,000	4.500%, 04/30/2030(c)	2,481,880
	Transocean, Inc.
1,500,000	11.500%, 01/30/2027(c)	1,551,067
	Tullow Oil Plc
300,000	10.250%, 05/15/2026(c)	306,050
	UEP Penonome II S.A.
384,767	6.500%, 10/01/2038(c)	366,227
	Western Midstream Operating L.P.
105,000	4.550%, 02/01/2030	104,669
50,000	5.450%, 04/01/2044	50,856
240,000	5.300%, 03/01/2048	238,052
35,000	5.500%, 08/15/2048	34,626
135,000	5.750%, 02/01/2050	131,877
	YPF S.A.
450,000	6.950%, 07/21/2027(c)	335,977

		66,270,466

Financial: 5.3%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
300,000	6.500%, 07/15/2025	318,269

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial (continued)
	AerCap Ireland Capital DAC /AerCap Global Aviation Trust (Continued)
$450,000	3.400%, 10/29/2033	$404,307
	Agile Group Holdings Ltd.
200,000	6.875%, 03/07/2023(d)(f) -1*5 year CMT + 9.216%	39,500
200,000	5.500%, 04/21/2025	69,550
200,000	7.750%, 05/25/2025(d)(f) -1*5 year CMT + 11.083%	40,050
400,000	6.050%, 10/13/2025	130,100
	Aircastle Ltd.
1,295,000	4.250%, 06/15/2026	1,275,321
175,000	5.250%, 06/15/2026(c)(d)(f) 5 year CMT + 4.410%	161,000
	Ally Financial, Inc.
995,000	4.700%, 05/15/2028(d)(f) 7 year CMT + 3.481%	907,937
	Alpha Holding S.A. de C.V.
600,000	9.000%, 02/10/2025(c)	37,500
	Antares Holdings L.P.
255,000	3.950%, 07/15/2026(c)	238,406
450,000	2.750%, 01/15/2027(c)	396,815
680,000	3.750%, 07/15/2027(c)	629,460
	Ares Capital Corp.
2,720,000	2.875%, 06/15/2028	2,417,303
750,000	3.200%, 11/15/2031	636,836
	Assurant, Inc.
1,660,000	3.700%, 02/22/2030	1,606,878
	Athene Global Funding
1,280,000	1.716%, 01/07/2025(c)	1,222,328
	Banco Davivienda S.A.
200,000	6.650%, 04/22/2031(c)(d)(f) 10 year CMT + 5.097%	184,380
	Banco do Brasil S.A.
550,000	6.250%, 04/15/2024(d)(f) 10 year CMT + 4.398%	529,842
	Banco GNB Sudameris S.A.
200,000	6.500%, 04/03/2027(f) 5 year CMT + 4.561%	193,707
350,000	7.500%, 04/16/2031(c)(f) 5 year CMT + 6.660%	326,424
	Banco Hipotecario S.A.
12,020,000 (ARS)	41.563%, 11/07/2022(c)(h) BADLARPP + 4.000%	59,058
	Banco Macro S.A.
7,805,000 (ARS)	17.500%, 05/08/2022(c)	40,775
250,000	6.643%, 11/04/2026(f) 5 year USD Swap + 5.463%	206,550
	Banco Mercantil del Norte S.A.
350,000	6.625%, 01/24/2032(c)(d)(f) 10 year CMT + 5.034%	323,400
	Bank of America Corp.
1,530,000	1.843%, 02/04/2025(f) SOFR + 0.670%	1,497,759
	Barclays Plc
660,000	4.375%, 03/15/2028(d)(f) 5 year CMT + 3.410%	582,945
400,000	5.088%, 06/20/2030(f) 3 mo. USD LIBOR + 3.054%	415,661
740,000	3.564%, 09/23/2035(f) 5 year CMT + 2.900%	682,691
	Barings BDC, Inc.
410,000	3.300%, 11/23/2026(c)	379,711

Principal Amount^		Value
Financial (continued)
	Blackstone Secured Lending Fund
$1,295,000	2.125%, 02/15/2027(c)	$1,152,504
	Central China Real Estate Ltd.
230,000	7.650%, 08/27/2023	115,115
205,000	7.750%, 05/24/2024	92,558
200,000	7.250%, 07/16/2024	87,600
400,000	7.250%, 08/13/2024	171,000
205,000	7.500%, 07/14/2025	89,688
	CFLD Cayman Investment Ltd.
200,000	7.125%, 04/08/2022	31,600
400,000	6.920%, 06/16/2022	62,000
200,000	8.750%, 09/28/2022(k)	34,000
	China Aoyuan Group Ltd.
200,000	6.200%, 03/24/2026	32,000
	China Evergrande Group
200,000	9.500%, 04/11/2022	25,726
200,000	8.750%, 06/28/2025	25,000
	CIFI Holdings Group Co. Ltd.
200,000	4.450%, 08/17/2026	162,500
	Credivalores-Crediservicios SAS
100,000	9.750%, 07/27/2022	83,374
300,000	8.875%, 02/07/2025(c)	131,624
	Deutsche Bank AG
1,200,000	3.729%, 01/14/2032(f) SOFR + 2.757%	1,076,640
260,000	3.742%, 01/07/2033(f) SOFR+ 2.257%	230,144
	Easy Tactic Ltd.
200,000	5.875%, 02/13/2023	43,050
200,000	11.750%, 08/02/2023	43,050
	Enstar Group Ltd.
3,000,000	3.100%, 09/01/2031	2,688,509
	Fantasia Holdings Group Co. Ltd.
200,000	11.875%, 06/01/2023	28,500
	FS KKR Capital Corp.
1,185,000	3.400%, 01/15/2026	1,145,594
495,000	3.125%, 10/12/2028	442,793
	Gilex Holding S.A.R.L.
510,000	8.500%, 05/02/2023	505,996
	Global Atlantic Fin Co.
570,000	4.400%, 10/15/2029(c)	570,198
	Goldman Sachs Group, Inc. (The)
1,530,000	1.757%, 01/24/2025(f) SOFR + 0.730%	1,493,572
	Host Hotels & Resorts L.P.
100,000	Series J 2.900%, 12/15/2031	89,590
	Howard Hughes Corp. (The)
1,000,000	4.375%, 02/01/2031(c)	941,890
	HSBC Holdings Plc
1,540,000	1.162%, 11/22/2024(f) SOFR + 0.580%	1,488,790
	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
5,564,000	4.750%, 09/15/2024	5,584,976
925,000	6.250%, 05/15/2026	944,689
827,000	5.250%, 05/15/2027	813,024
610,000	4.375%, 02/01/2029	560,916
	Intesa Sanpaolo SpA
1,000,000	5.710%, 01/15/2026(c)	1,024,051
	Iron Mountain, Inc.
2,549,000	4.500%, 02/15/2031(c)	2,357,315
	iStar, Inc.
2,522,000	4.750%, 10/01/2024	2,546,867
290,000	4.250%, 08/01/2025	287,158

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial (continued)
	Itau Unibanco Holding S.A.
$500,000	4.625%, 02/27/2025(d)(f) 5 year CMT + 3.222%	$457,500
	Jababeka International B.V.
200,000	6.500%, 10/05/2023	171,500
	Kaisa Group Holdings Ltd.
1,005,000	9.375%, 06/30/2024(k)	196,478
200,000	10.500%, 01/15/2025	36,800
1,000,000	11.250%, 04/16/2025	182,750
200,000	9.950%, 07/23/2025	36,550
600,000	11.700%, 11/11/2025(k)	108,900
400,000	11.650%, 06/01/2026	78,000
	Kennedy-Wilson, Inc.
380,000	4.750%, 02/01/2030	362,085
	KWG Group Holdings Ltd.
210,000	6.300%, 02/13/2026	82,478
	Life Storage L.P.
600,000	2.400%, 10/15/2031	529,865
	Logan Group Co. Ltd.
200,000	4.250%, 07/12/2025	44,000
	Mexarrend SAPI de C.V.
300,000	10.250%, 07/24/2024(c)	197,746
	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc.
3,597,000	5.625%, 05/01/2024	3,708,867
550,000	4.625%, 06/15/2025(c)	554,931
1,414,000	5.750%, 02/01/2027	1,499,724
	Morgan Stanley
1,010,000	2.475%, 01/21/2028(f) SOFR + 1.000%	966,637
	National Health Investors, Inc.
100,000	3.000%, 02/01/2031	87,173
	Nationstar Mortgage Holdings, Inc.
2,745,000	5.750%, 11/15/2031(c)	2,622,806
	Navient Corp.
392,000	4.875%, 03/15/2028	361,007
	Oaktree Specialty Lending Corp.
160,000	2.700%, 01/15/2027	147,061
	OneMain Finance Corp.
110,000	3.500%, 01/15/2027	101,895
555,000	4.000%, 09/15/2030	490,559
	Operadora de Servicios Mega S.A. de C.V. Sofom ER
400,000	8.250%, 02/11/2025(c)	306,522
	Owl Rock Capital Corp.
945,000	3.400%, 07/15/2026	889,263
580,000	2.875%, 06/11/2028	507,864
	Owl Rock Technology Finance Corp.
105,000	2.500%, 01/15/2027	95,128
	Public Storage
1,000,000	2.250%, 11/09/2031	915,778
	RKP Overseas Finance 2016 A Ltd.
200,000	7.950%, 08/17/2022(d)	132,000
	RKPF Overseas 2019 E Ltd.
300,000	7.750%, 11/18/2024(d)(f) 5 year CMT + 6.003%	198,000
	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
1,760,000	2.875%, 10/15/2026(c)	1,617,000
1,100,000	3.625%, 03/01/2029(c)	1,008,238
1,165,000	3.875%, 03/01/2031(c)	1,050,277

Principal Amount^		Value
Financial (continued)
$1,175,000	4.000%, 10/15/2033(c)	$1,031,474
	Ronshine China Holdings Ltd.
200,000	7.350%, 12/15/2023	36,000
350,000	6.750%, 08/05/2024	59,675
	SBA Communications Corp.
3,436,000	3.125%, 02/01/2029	3,130,024
	Shimao Group Holdings Ltd.
340,000	4.750%, 07/03/2022	129,200
200,000	5.200%, 01/16/2027	56,000
400,000	3.450%, 01/11/2031	102,000
	Societe Generale S.A.
1,605,000	3.653%, 07/08/2035(c)(f) 5 year CMT + 3.000%	1,482,252
	Standard Chartered Plc
830,000	3.265%, 02/18/2036(c)(f) 5 year CMT + 2.300%	745,331
	Starwood Property Trust, Inc.
3,300,000	4.750%, 03/15/2025	3,345,226
2,410,000	3.625%, 07/15/2026(c)	2,304,478
	Sunac China Holdings Ltd.
200,000	6.500%, 01/10/2025	49,600
200,000	7.000%, 07/09/2025	48,800
1,010,000	6.500%, 01/26/2026	238,612
	Theta Capital Pte Ltd.
200,000	8.125%, 01/22/2025	202,090
	Times China Holdings Ltd.
400,000	6.200%, 03/22/2026	153,772
200,000	5.750%, 01/14/2027	78,000
	Unifin Financiera SAB de C.V.
600,000	8.875%, 01/29/2025(f)(d) 5 year CMT + 6.308%	219,060
	Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC
300,000	6.500%, 02/15/2029(c)	280,728
	VICI Properties L.P. / VICI Note Co., Inc.
1,690,000	4.250%, 12/01/2026(c)	1,685,606
	Westpac Banking Corp.
1,525,000	1.019%, 11/18/2024	1,462,693
	World Acceptance Corp.
1,736,000	7.000%, 11/01/2026(c)	1,530,110
	Yuzhou Group Holdings Co. Ltd.
540,000	7.700%, 02/20/2025(k)	68,850
500,000	8.300%, 05/27/2025	70,250
200,000	7.375%, 01/13/2026	28,100
710,000	7.850%, 08/12/2026	92,300
1,940,000	6.350%, 01/13/2027	223,100
	Zhenro Properties Group Ltd.
400,000	6.630%, 01/07/2026	48,000

		81,804,777

Industrial: 2.9%
	Advanced Drainage Systems, Inc.
1,585,000	5.000%, 09/30/2027(c)	1,589,486
	Artera Services LLC
150,000	9.033%, 12/04/2025(c)	148,295
	ATS Automation Tooling Systems, Inc.
1,550,000	4.125%, 12/15/2028(c)	1,458,860
	Ball Corp.
3,913,000	4.875%, 03/15/2026	4,082,456
230,000	3.125%, 09/15/2031	205,781

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Industrial (continued)
	Boeing Co. (The)
$1,375,000	2.196%, 02/04/2026	$1,302,958
460,000	2.250%, 06/15/2026	435,723
500,000	5.150%, 05/01/2030	534,061
235,000	3.375%, 06/15/2046	195,323
25,000	3.625%, 03/01/2048	21,288
295,000	3.900%, 05/01/2049	266,898
435,000	3.750%, 02/01/2050	388,491
475,000	5.805%, 05/01/2050	549,913
80,000	3.825%, 03/01/2059	65,963
110,000	3.950%, 08/01/2059	95,612
	Bombardier, Inc.
900,000	7.125%, 06/15/2026(c)	883,094
1,386,000	7.875%, 04/15/2027(c)	1,363,290
60,000	6.000%, 02/15/2028(c)	56,317
	Builders FirstSource, Inc.
4,122,000	4.250%, 02/01/2032(c)	3,845,167
	Caterpillar Financial Services Corp.
1,150,000	0.950%, 01/10/2024	1,121,737
	Cemex SAB de C.V.
355,000	5.125%, 06/08/2026(c)(d)(f) 5 year CMT + 4.534%	348,928
400,000	5.450%, 11/19/2029(c)	405,276
820,000	5.200%, 09/17/2030(c)	817,155
1,110,000	3.875%, 07/11/2031(c)	1,014,762
	Danaos Corp.
1,475,000	8.500%, 03/01/2028(c)	1,580,064
	Embraer Netherlands Finance B.V.
230,000	5.050%, 06/15/2025	232,608
	Flex Acquisition Co., Inc.
1,281,000	7.875%, 07/15/2026(c)	1,327,206
	GMR Hyderabad International Airport Ltd.
735,000	5.375%, 04/10/2024	740,549
580,000	4.750%, 02/02/2026(c)	558,279
	Howmet Aerospace, Inc.
735,000	3.000%, 01/15/2029	672,154
	HTA Group Ltd.
1,100,000	7.000%, 12/18/2025(c)	1,090,562
	IHS Holding Ltd.
365,000	5.625%, 11/29/2026(c)	347,108
330,000	6.250%, 11/29/2028(c)	311,464
	Interpipe Holdings Plc
200,000	8.375%, 05/13/2026(c)	60,000
	John Deere Capital Corp.
280,000	0.900%, 01/10/2024	272,807
440,000	1.250%, 01/10/2025	424,389
	Leonardo US Holdings, Inc.
438,000	6.250%, 01/15/2040(c)	485,085
	Louisiana-Pacific Corp.
1,500,000	3.625%, 03/15/2029(c)	1,389,885
	Sealed Air Corp.
5,900,000	4.000%, 12/01/2027(c)	5,763,415
	Sensata Technologies B.V.
240,000	4.000%, 04/15/2029(c)	228,890
	Sensata Technologies, Inc.
418,000	4.375%, 02/15/2030(c)	402,160
	Silgan Holdings, Inc.
3,000,000	4.125%, 02/01/2028	2,880,210
	Simpar Europe S.A.
300,000	5.200%, 01/26/2031	269,355
	Spirit AeroSystems, Inc.
80,000	4.600%, 06/15/2028	75,262

Principal Amount^		Value
Industrial (continued)
	Stoneway Capital Corp.
$177,117	10.000%, 03/01/2027(k)	$51,142
	Tervita Corp.
258,000	11.000%, 12/01/2025(c)	292,554
	TopBuild Corp.
225,000	4.125%, 02/15/2032(c)	204,351
	TransDigm, Inc.
1,600,000	4.875%, 05/01/2029	1,502,880
	Triumph Group, Inc.
595,000	6.250%, 09/15/2024(c)	592,983
150,000	7.750%, 08/15/2025	151,271
	Waste Connections, Inc.
2,000,000	2.200%, 01/15/2032	1,790,371
700,000	3.200%, 06/01/2032	683,875

		45,577,713

Technology: 2.1%
	Alpha Debit/Credit
12,735	10.000%, 08/05/2022	12,735
	Broadcom, Inc.
1,250,000	3.469%, 04/15/2034(c)	1,160,454
	Castle US Holding Corp.
850,000	9.500%, 02/15/2028(c)	845,542
	CDW LLC / CDW Finance Corp.
370,000	3.250%, 02/15/2029	340,424
	Entegris, Inc.
2,286,000	4.375%, 04/15/2028(c)	2,216,517
1,710,000	3.625%, 05/01/2029(c)	1,602,116
	Fair Isaac Corp.
6,220,000	4.000%, 06/15/2028(c)	6,032,902
	KBR, Inc.
1,000,000	4.750%, 09/30/2028(c)	976,195
	Microchip Technology, Inc.
270,000	0.983%, 09/01/2024(c)	256,089
	Micron Technology, Inc.
900,000	2.703%, 04/15/2032	816,178
	Minerva Merger Sub, Inc.
420,000	6.500%, 02/15/2030(c)	408,935
	MSCI, Inc.
2,296,000	4.000%, 11/15/2029(c)	2,234,077
940,000	3.625%, 09/01/2030(c)	886,594
824,000	3.625%, 11/01/2031(c)	776,880
	Open Text Holdings, Inc.
1,000,000	4.125%, 12/01/2031(c)	938,345
	Oracle Corp.
765,000	3.950%, 03/25/2051	670,870
	PTC, Inc.
3,275,000	4.000%, 02/15/2028(c)	3,197,481
	Seagate HDD Cayman
1,398,000	4.125%, 01/15/2031	1,327,471
1,430,000	3.375%, 07/15/2031	1,280,930
	SS&C Technologies, Inc.
4,160,000	5.500%, 09/30/2027(c)	4,214,205
	Synaptics, Inc.
1,800,000	4.000%, 06/15/2029(c)	1,700,298
	Virtusa Corp.
435,000	7.125%, 12/15/2028(c)	405,422

		32,300,660

Utilities: 0.8%
	AES Argentina Generacion S.A.
150,000	7.750%, 02/02/2024	126,750

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Utilities (continued)
	AES Gener S.A.
$300,000	7.125%, 03/26/2079(f) 5 year USD Swap + 4.644%	$301,594
	Edison International
815,000	5.375%, 03/15/2026(d)(f) 5 year CMT + 4.698%	788,309
	Emera US Finance L.P.
4,500,000	2.639%, 06/15/2031	4,041,440
	Empresas Publicas de Medellin ESP
400,000	4.375%, 02/15/2031	346,102
	FirstEnergy Corp.
1,370,000	Series C 7.375%, 11/15/2031	1,694,471
	Guacolda Energia S.A.
300,000	4.560%, 04/30/2025	102,000
	Inkia Energy Ltd.
400,000	5.875%, 11/09/2027	386,802
	Instituto Costarricense
200,000	6.375%, 05/15/2043	166,585
	Mercury Chile Holdco LLC
300,000	6.500%, 01/24/2027(c)	287,525
	Minejesa Capital B.V.
400,000	5.625%, 08/10/2037	365,074
	NextEra Energy Operating Partners L.P.
1,900,000	4.250%, 07/15/2024(c)	1,925,688
	NRG Energy, Inc.
565,000	3.625%, 02/15/2031(c)	497,790
235,000	3.875%, 02/15/2032(c)	207,266
	Pacific Gas and Electric Co.
300,000	4.300%, 03/15/2045	256,612
35,000	4.950%, 07/01/2050	33,088
685,000	3.500%, 08/01/2050	548,950
	Pampa Energia S.A.
150,000	9.125%, 04/15/2029(c)	133,808

		12,209,854

TOTAL CORPORATE BONDS (Cost $462,729,829)		433,820,049

GOVERNMENT SECURITIES & AGENCY ISSUE: 2.4%
	Brazil Notas do Tesouro Nacional
8,873,000 (BRL)	Series F 10.000%, 01/01/2025	1,816,014
	Brazilian Government International Bond
700,000	4.750%, 01/14/2050	589,715
	Colombia Government International Bond
500,000	5.000%, 06/15/2045	423,465
300,000	5.200%, 05/15/2049	257,310
	Dominican Republic International Bond
300,000	6.000%, 02/22/2033(c)	293,928
	Financiera de Desarrollo Territorial S.A.
3,329,000,000 (COP)	7.875%, 08/12/2024(c)	845,273
	Mexican Bonos
15,087,000 (MXN)	6.750%, 03/09/2023	747,620

Principal Amount^		Value
30,918,400 (MXN)	8.500%, 11/18/2038		$1,577,708
	Mexico Government International Bond
395,000	4.280%, 08/14/2041		369,977
300,000	4.400%, 02/12/2052		277,006
505,000	3.771%, 05/24/2061		411,189
	Provincia de Buenos Aires Government Bonds
72,825,000 (ARS)	44.453%, 05/31/2022 BADLARPP + 3.830%		383,918
15,545,000 (ARS)	42.033%, 04/12/2025(c) BADLARPP + 3.750%		80,318
	Republic of South Africa Government International Bond
500,000	5.650%, 09/27/2047		437,822
	Ukraine Government International Bond
400,000	7.253%, 03/15/2033		175,900
	United States Treasury Bond
27,950,000	1.625%, 11/15/2050		22,965,401
	United States Treasury Note
3,650,000	0.125%, 02/28/2023(a)		3,601,686
1,500,000	0.125%, 03/31/2023		1,477,046

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $46,498,981)			36,731,296

LIMITED PARTNERSHIPS: 0.1%
35,594	GACP II L.P.(b)		982,350
1,300,000	U.S. Farming Realty Trust II L.P.(b)		910,035

TOTAL LIMITED PARTNERSHIPS (Cost $1,765,102)			1,892,385

MORTGAGE-BACKED SECURITIES: 13.0%
	Adjustable Rate Mortgage Trust	$
260,733	Series 2006-1-2A1 3.480%, 03/25/2036(f)		176,494
	Alternative Loan Trust
86,090	Series 2003-22CB-1A1 5.750%, 12/25/2033		85,933
311,295	Series 2004-13CB-A4 0.000%, 07/25/2034(j)(l)		245,696
49,448	Series 2004-16CB-1A1 5.500%, 07/25/2034		49,301
50,921	Series 2004-16CB-3A1 5.500%, 08/25/2034		50,892
120,278	Series 2004-J10-2CB1 6.000%, 09/25/2034		120,533
28,006	Series 2005-J1-2A1 5.500%, 02/25/2025		27,779
2,095,854	Series 2006-13T1-A13 6.000%, 05/25/2036		1,348,784
329,343	Series 2006-31CB-A7 6.000%, 11/25/2036		245,149
3,668,254	Series 2006-36T2-2A1 6.250%, 12/25/2036		2,168,750
435,259	Series 2006-J1-2A1 7.000%, 02/25/2036		90,975
183,464	Series 2007-16CB-2A1 0.907%, 08/25/2037(h) 1 mo. USD LIBOR + 0.450%		64,372

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Alternative Loan Trust (Continued)
$53,127	Series 2007-16CB-2A2 50.779%, 08/25/2037(h) -8.333*1 mo. USD LIBOR + 54.583%	$97,802
2,809,651	Series 2007-16CB-4A1 0.857%, 08/25/2037(h) 1 mo. USD LIBOR + 0.400%	2,080,259
449,581	Series 2007-16CB-4A2 36.861%, 08/25/2037(h) -6*1 mo. USD LIBOR + 39.600%	725,015
333,265	Series 2007-19-1A34 6.000%, 08/25/2037	224,658
936,718	Series 2007-20-A12 6.250%, 08/25/2047	686,369
376,038	Series 2007-22-2A16 6.500%, 09/25/2037	201,302
2,017,408	Series 2007-HY2-1A 2.805%, 03/25/2047(f)	1,988,086
	Alternative Loan Trust Resecuritization
436,351	Series 2008-2R-2A1 4.112%, 08/25/2037(f)	270,419
3,109,716	Series 2008-2R-4A1 6.250%, 08/25/2037(f)	2,157,764
	American Home Mortgage Investment Trust
211,277	Series 2006-1-11A1 0.737%, 03/25/2046(h) 1 mo. USD LIBOR + 0.280%	201,200
	AREIT Trust CLO
1,000,000	Series 2019-CRE3-D 2.815%, 09/14/2036(c)(h) SOFR 30-day + 2.764%	988,373
	Banc of America Alternative Loan Trust
39,456	Series 2003-8-1CB1 5.500%, 10/25/2033	39,397
531,301	Series 2006-7-A4 6.498%, 10/25/2036(g)	200,183
	Banc of America Funding Trust
36,899	Series 2005-7-3A1 5.750%, 11/25/2035	38,230
234,207	Series 2006-B-7A1 2.640%, 03/20/2036(f)	212,706
2,231,714	Series 2007-1-TA4 6.590%, 01/25/2037(g)	2,185,360
24,608	Series 2007-4-5A1 5.500%, 11/25/2034	23,855
	Banc of America Mortgage Trust
10,036	Series 2005-A-2A1 2.556%, 02/25/2035(f)	10,328
	BBCMS Mortgage Trust
710,000	Series 2020-BID-B 2.937%, 10/15/2037(c)(h) 1 mo. USD LIBOR + 2.540%	710,807
	BBCMS Trust
750,000	Series 2018-CBM-E 3.947%, 07/15/2037(c)(h) 1 mo. USD LIBOR + 3.550%	729,890
	BCAP LLC Trust
131,442	Series 2010-RR6-6A2 9.300%, 07/26/2037(c)(f)	88,991

Principal Amount^		Value
$1,957,534	Series 2011-R11-2A4 5.500%, 12/26/2035(c)	$1,429,512
	Bear Stearns Adjustable Rate Mortgage Trust
2,378,909	Series 2005-12-25A1 2.013%, 02/25/2036(f)	1,951,787
	Bear Stearns Asset-Backed Securities I Trust
414,337	Series 2006-AC1-1A1 6.250%, 02/25/2036(g)	267,240
	Benchmark Mortgage Trust
547,000	Series 2020-B18-AGNF 4.139%, 07/15/2053(c)	490,881
1,637,000	Series 2021-B31-E 2.250%, 12/15/2054(c)	1,140,309
	BF Mortgage Trust
666,000	Series 2019-NYT-F 3.397%, 12/15/2035(c)(h) 1 mo. USD LIBOR + 3.000%	647,657
	BINOM Securitization Trust
530,000	Series 2022-RPL1-M1 3.000%, 02/25/2061(c)(f)	507,172
	BPR Trust
465,000	Series 2021-NRD-F 7.174%, 12/15/2023(c)(h) SOFR 30-day + 6.870%	459,893
	BX Commercial Mortgage Trust
1,274,000	Series 2019-IMC-G 3.997%, 04/15/2034(c)(h) 1 mo. USD LIBOR + 3.600%	1,229,948
	BX Trust
850,000	Series 2017-SLCT-F 4.647%, 07/15/2034(c)(h) 1 mo. USD LIBOR + 4.250%	843,618
	Carbon Capital VI Commercial Mortgage Trust
343,565	Series 2019-FL2-B 3.247%, 10/15/2035(c)(h) 1 mo. USD LIBOR + 2.850%	334,197
	CFCRE Commercial Mortgage Trust
16,323,000	Series 2016-C7-XE 0.946%, 12/10/2054(c)(f)(m)	644,799
7,346,000	Series 2016-C7-XF 0.946%, 12/10/2054(c)(f)(m)	281,756
	CG-CCRE Commercial Mortgage Trust
102,669	Series 2014-FL2-COL1 3.897%, 11/15/2031(c)(h) 1 mo. USD LIBOR + 3.500%	94,769
200,448	Series 2014-FL2-COL2 4.897%, 11/15/2031(c)(h) 1 mo. USD LIBOR + 4.500%	145,398
	Chase Mortgage Finance Trust
1,328,482	Series 2007-S3-1A15 6.000%, 05/25/2037	812,196
	CIM Trust
508,317	Series 2021-NR2-A1 2.568%, 07/25/2059(c)(g)	493,239
	Citicorp Mortgage Securities Trust
1,892,463	Series 2006-7-1A1 6.000%, 12/25/2036	1,814,541
	Citigroup Commercial Mortgage Trust
870,000	Series 2014-GC21-D 4.947%, 05/10/2047(c)(f)	819,456

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Citigroup Commercial Mortgage Trust (Continued)
$668,000	Series 2015-GC27-D 4.422%, 02/10/2048(c)(f)	$619,293
1,497,000	Series 2018-TBR-F 4.047%, 12/15/2036(c)(h) 1 mo. USD LIBOR + 3.650%	1,451,891
	Citigroup Mortgage Loan Trust, Inc.
185,188	Series 2005-5-2A2 5.750%, 08/25/2035	146,937
2,033,437	Series 2005-5-3A2A 2.606%, 10/25/2035(f)	1,393,452
1,933,023	Series 2011-12-1A2 3.020%, 04/25/2036(c)(f)	1,351,495
	CitiMortgage Alternative Loan Trust
171,520	Series 2006-A5-1A13 0.907%, 10/25/2036(h) 1 mo. USD LIBOR + 0.450%	141,356
168,555	Series 2006-A5-1A2 6.093%, 10/25/2036(h)(m) -1*1 mo. USD LIBOR + 6.550%	19,308
1,498,782	Series 2007-A6-1A5 6.000%, 06/25/2037	1,467,498
	COMM Mortgage Trust
460,000	Series 2012-CR3-B 3.922%, 10/15/2045(c)	449,536
40,000	Series 2012-LC4-C 5.467%, 12/10/2044(f)	39,650
1,868,035	Series 2014-UBS4-F 3.750%, 08/10/2047(c)	402,573
3,353,939	Series 2014-UBS4-G 3.750%, 08/10/2047(c)	263,225
7,000	Series 2014-UBS4-V 0.000%, 08/10/2047(c)(f)	1
1,989,000	Series 2018-HCLV-D 2.574%, 09/15/2033(c)(h) 1 mo. USD LIBOR + 2.177%	1,919,497
	Connecticut Avenue Securities Trust
139,193	Series 2020-R01-1M2 2.507%, 01/25/2040(c)(h) 1 mo. USD LIBOR + 2.050%	139,139
170,000	Series 2021-R01-1B1 3.199%, 10/25/2041(c)(h) SOFR 30-day + 3.100%	157,037
	Countrywide Home Loan GMSR Issuer Trust
1,980,000	Series 2018-GT1-A 3.207%, 05/25/2023(c)(h) 1 mo. USD LIBOR + 2.750%	1,961,786
	Countrywide Home Loan Mortgage Pass-Through Trust
5,079	Series 2004-HYB4-2A1 2.716%, 09/20/2034(f)	5,031
458,113	Series 2005-23-A1 5.500%, 11/25/2035	325,001
2,037,576	Series 2006-9-A1 6.000%, 05/25/2036	1,331,791
127,612	Series 2007-10-A5 6.000%, 07/25/2037	82,560
500,270	Series 2007-13-A5 6.000%, 08/25/2037	330,862

Principal Amount^		Value
	Credit Suisse First Boston Mortgage Securities Corp.
$1,072,108	Series 2005-11-7A1 6.000%, 12/25/2035	$735,051
	Credit Suisse First Boston Mortgage- Backed Pass-Through Certificates
33,921	Series 2003-27-4A4 5.750%, 11/25/2033	34,802
2,331,924	Series 2005-10-10A3 6.000%, 11/25/2035	843,401
	Credit Suisse Mortgage-Backed Trust
689,336	Series 2006-6-1A10 6.000%, 07/25/2036	470,567
650,041	Series 2007-1-4A1 6.500%, 02/25/2022	93,854
37,865	Series 2007-2-2A5 5.000%, 03/25/2037	34,326
1,003,806	Series 2011-17R-1A2 5.750%, 02/27/2037(c)	1,033,237
630,000	Series 2014-USA-A2 3.953%, 09/15/2037(c)	620,704
635,000	Series 2014-USA-D 4.373%, 09/15/2037(c)	562,864
1,475,000	Series 2014-USA-E 4.373%, 09/15/2037(c)	1,256,402
537,039	Series 2019-RP10-A1 2.942%, 12/26/2059(c)(f)	533,034
346,538	Series 2020-RPL3-A1 2.691%, 03/25/2060(c)(f)	340,509
1,100,000	Series 2021-NQM1-B2 3.831%, 05/25/2065(c)(f)	1,066,386
490,000	Series 2021-RPL1-A2 3.937%, 09/27/2060(c)	470,462
	DBUBS Mortgage Trust
310,000	Series 2017-BRBK-D 3.530%, 10/10/2034(c)(f)	299,180
	Deephaven Residential Mortgage Trust
4,711,000	Series 2020-2-B3 5.861%, 05/25/2065(c)(f)	4,733,419
	Deutsche Mortgage & Asset Receiving Corp.
2,057,593	Series 2014-RS1-1A2 6.498%, 07/27/2037(c)(f)	1,839,171
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
80,589	Series 2006-PR1-3A1 11.569%, 04/15/2036(c)(h) -1.4*1 mo. USD LIBOR + 12.124%	79,120
	DOLP Trust
500,000	Series 2021-NYC-F 3.704%, 05/10/2041(c)(f)	407,046
500,000	Series 2021-NYC-G 3.704%, 05/10/2041(c)(f)	379,258
	DSLA Mortgage Loan Trust
97,495	Series 2005-AR5-2A1A 1.109%, 09/19/2045(h) 1 mo. USD LIBOR + 0.660%	70,622

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Extended Stay America Trust
$844,801	Series 2021-ESH-F 4.097%, 07/15/2038(c)(h) 1 mo. USD LIBOR + 3.700%	$828,845
	Federal Home Loan Mortgage Corp. REMICS
406,176	Series 3118-SD 6.303%, 02/15/2036(h)(m) -1*1 mo. USD LIBOR + 6.700%	46,132
136,126	Series 3301-MS 5.703%, 04/15/2037(h)(m) -1*1 mo. USD LIBOR + 6.100%	18,449
183,424	Series 3303-SE 5.683%, 04/15/2037(h)(m) -1*1 mo. USD LIBOR + 6.080%	23,875
119,226	Series 3303-SG 5.703%, 04/15/2037(h)(m) -1*1 mo. USD LIBOR + 6.100%	18,847
24,138	Series 3382-SB 5.603%, 11/15/2037(h)(m) -1*1 mo. USD LIBOR + 6.000%	3,079
170,752	Series 3382-SW 5.903%, 11/15/2037(h)(m) -1*1 mo. USD LIBOR + 6.300%	22,456
44,113	Series 3384-S 5.993%, 11/15/2037(h)(m) -1*1 mo. USD LIBOR + 6.390%	4,718
110,766	Series 3384-SG 5.913%, 08/15/2036(h)(m) -1*1 mo. USD LIBOR + 6.310%	20,404
1,417,859	Series 3404-SA 5.603%, 01/15/2038(h)(m) -1*1 mo. USD LIBOR + 6.000%	206,728
36,641	Series 3417-SX 5.783%, 02/15/2038(h)(m) -1*1 mo. USD LIBOR + 6.180%	3,905
37,202	Series 3423-GS 5.253%, 03/15/2038(h)(m) -1*1 mo. USD LIBOR + 5.650%	3,877
298,445	Series 3423-TG 0.350%, 03/15/2038(h)(m) -1*1 mo. USD LIBOR + 6.000%	1,593
1,646,326	Series 3435-S 5.583%, 04/15/2038(h)(m) -1*1 mo. USD LIBOR + 5.980%	245,485
40,719	Series 3445-ES 5.603%, 05/15/2038(h)(m) -1*1 mo. USD LIBOR + 6.000%	1,203

Principal Amount^		Value
$254,496	Series 3523-SM 5.603%, 04/15/2039(h)(m) -1*1 mo. USD LIBOR + 6.000%	$31,886
132,823	Series 3560-KS 6.003%, 11/15/2036(h)(m) -1*1 mo. USD LIBOR + 6.400%	12,336
56,164	Series 3598-SA 5.953%, 11/15/2039(h)(m) -1*1 mo. USD LIBOR + 6.350%	6,912
77,914	Series 3641-TB 4.500%, 03/15/2040	83,091
213,493	Series 3728-SV 4.053%, 09/15/2040(h)(m) -1*1 mo. USD LIBOR + 4.450%	19,796
141,156	Series 3758-S 5.633%, 11/15/2040(h)(m) -1*1 mo. USD LIBOR + 6.030%	19,604
332,868	Series 3770-SP 6.103%, 11/15/2040(h)(m) -1*1 mo. USD LIBOR + 6.500%	17,926
189,276	Series 3815-ST 5.453%, 02/15/2041(h)(m) -1*1 mo. USD LIBOR + 5.850%	27,957
398,788	Series 3859-SI 6.203%, 05/15/2041(h)(m) -1*1 mo. USD LIBOR + 6.600%	60,710
115,514	Series 3872-SL 5.553%, 06/15/2041(h)(m) -1*1 mo. USD LIBOR + 5.950%	12,742
94,678	Series 3900-SB 5.573%, 07/15/2041(h)(m) -1*1 mo. USD LIBOR + 5.970%	9,906
15,038	Series 3946-SM 13.510%, 10/15/2041(h) -3*1 mo. USD LIBOR + 14.700%	18,653
239,769	Series 3972-AZ 3.500%, 12/15/2041	232,841
1,639,361	Series 3984-DS 5.553%, 01/15/2042(h)(m) -1*1 mo. USD LIBOR + 5.950%	204,281
3,466,599	Series 4080-DS 6.303%, 03/15/2041(h)(m) -1*1 mo. USD LIBOR + 6.700%	399,181
1,373,347	Series 4239-OU 0.000%, 07/15/2043(l)(j)	989,319
1,730,394	Series 4291-MS 5.503%, 01/15/2054(h)(m) -1*1 mo. USD LIBOR + 5.900%	289,193
671,160	Series 4314-MS 5.703%, 07/15/2043(h)(m) -1*1 mo. USD LIBOR + 6.100%	36,328

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Federal Home Loan Mortgage Corp. REMICS (Continued)
$6,963,244	Series 5070-MI 3.500%, 02/25/2051(m)	$1,078,906
	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
200,000	Series 2021-DNA7-M2 1.899%, 11/25/2041(c)(h) SOFR 30-day + 1.800%	190,488
	Federal National Mortgage Association
24,402,038	Series 2019-M25-X 0.146%, 11/25/2029(f)(m)	343,717
26,567,358	Series 2019-M5-X 0.508%, 02/25/2029(f)(m)	944,733
25,062,850	Series 2021-M23-X1 0.653%, 11/01/2031(m)	1,000,609
	Federal National Mortgage Association Connecticut Avenue Securities
262,241	Series 2017-C05-1M2 2.657%, 01/25/2030(h) 1 mo. USD LIBOR + 2.200%	263,775
	Federal National Mortgage Association REMICS
192,938	Series 2003-84-PZ 5.000%, 09/25/2033	204,261
280,288	Series 2005-42-SA 6.343%, 05/25/2035(h)(m) -1*1 mo. USD LIBOR + 6.800%	16,591
1,383,555	Series 2006-92-LI 6.123%, 10/25/2036(h)(m) -1*1 mo. USD LIBOR + 6.580%	189,425
384,056	Series 2007-39-AI 5.663%, 05/25/2037(h)(m) -1*1 mo. USD LIBOR + 6.120%	49,986
109,604	Series 2007-57-SX 6.163%, 10/25/2036(h)(m) -1*1 mo. USD LIBOR + 6.620%	15,663
22,390	Series 2007-68-SA 6.193%, 07/25/2037(h)(m) -1*1 mo. USD LIBOR + 6.650%	2,952
24,225	Series 2008-1-CI 5.843%, 02/25/2038(h)(m) -1*1 mo. USD LIBOR + 6.300%	3,436
1,154,916	Series 2008-33-SA 5.543%, 04/25/2038(h)(m) -1*1 mo. USD LIBOR + 6.000%	149,781
14,683	Series 2008-56-SB 5.603%, 07/25/2038(h)(m) -1*1 mo. USD LIBOR + 6.060%	1,206
2,153,134	Series 2009-110-SD 5.793%, 01/25/2040(h)(m) -1*1 mo. USD LIBOR + 6.250%	284,378

Principal Amount^		Value
$19,827	Series 2009-111-SE 5.793%, 01/25/2040(h)(m) -1*1 mo. USD LIBOR + 6.250%	$3,034
161,056	Series 2009-86-CI 5.343%, 09/25/2036(h)(m) -1*1 mo. USD LIBOR + 5.800%	10,172
74,336	Series 2009-87-SA 5.543%, 11/25/2049(h)(m) -1*1 mo. USD LIBOR + 6.000%	12,852
33,826	Series 2009-90-IB 5.263%, 04/25/2037(h)(m) -1*1 mo. USD LIBOR + 5.720%	3,445
30,871	Series 2010-11-SC 4.343%, 02/25/2040(h)(m) -1*1 mo. USD LIBOR + 4.800%	2,073
25,513	Series 2010-115-SD 6.143%, 11/25/2039(h)(m) -1*1 mo. USD LIBOR + 6.600%	3,878
2,121,265	Series 2010-123-SK 5.593%, 11/25/2040(h)(m) -1*1 mo. USD LIBOR + 6.050%	318,354
277,481	Series 2010-134-SE 6.193%, 12/25/2025(h)(m) -1*1 mo. USD LIBOR + 6.650%	13,768
135,974	Series 2010-15-SL 4.493%, 03/25/2040(h)(m) -1*1 mo. USD LIBOR + 4.950%	14,543
38,239	Series 2010-9-GS 4.293%, 02/25/2040(h)(m) -1*1 mo. USD LIBOR + 4.750%	2,393
6,420	Series 2011-110-LS 9.639%, 11/25/2041(h) -2*1 mo. USD LIBOR + 10.100%	6,461
64,822	Series 2011-111-VZ 4.000%, 11/25/2041	67,801
377,534	Series 2011-141-PZ 4.000%, 01/25/2042	390,278
15,524	Series 2011-5-PS 5.943%, 11/25/2040(h)(m) -1*1 mo. USD LIBOR + 6.400%	277
1,409,130	Series 2011-93-ES 6.043%, 09/25/2041(h)(m) -1*1 mo. USD LIBOR + 6.500%	194,002
892,800	Series 2012-106-SA 5.703%, 10/25/2042(h)(m) -1*1 mo. USD LIBOR + 6.160%	126,682
2,258,726	Series 2014-50-WS 5.743%, 08/25/2044(h)(m) -1*1 mo. USD LIBOR + 6.200%	281,757

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Federal National Mortgage Association REMICS (Continued)
$8,069,843	Series 2019-31-S 5.593%, 07/25/2049(h)(m) -1*1 mo. USD LIBOR + 6.050%	$1,413,847
18,934,751	Series 2019-M12-X 0.588%, 06/25/2029(f)(m)	697,043
9,480,580	Series 2019-M24-2XA 1.149%, 03/25/2031(f)(m)	768,066
24,542,979	Series 2019-M7-X 0.334%, 04/25/2029(f)(m)	731,162
27,157,597	Series 2020-M10-X4 0.901%, 07/25/2032(f)(m)	1,872,850
27,604,075	Series 2020-M10-X9 0.807%, 12/25/2027(f)(m)	901,704
8,364,556	Series 2020-M13-X2 1.275%, 09/25/2030(f)(m)	625,697
14,926,404	Series 2020-M6-X 1.354%, 10/25/2024(f)(m)	317,270
67,855,000	Series 2022-M4-X2 0.185%, 05/25/2030(m)	967,765
1,000,000	Series 2022-R03-1B2 9.949%, 03/25/2042(h) SOFR 30-day + 9.850%	1,015,732
	First Horizon Alternative Mortgage Securities Trust
621,979	Series 2006-FA6-1A4 6.250%, 11/25/2036	382,709
232,796	Series 2007-FA4-1A7 6.000%, 08/25/2037	132,629
	First Horizon Mortgage Pass-Through Trust
111,751	Series 2006-1-1A10 6.000%, 05/25/2036	69,995
	Fontainebleau Miami Beach Trust
574,000	Series 2019-FBLU H 3.963%, 12/10/2036(c)(f)	514,918
	FREMF Mortgage Trust
1,500,063	Series 2016-KF14-B 9.041%, 01/25/2023(c)(h) 1 mo. USD LIBOR + 8.800%	1,528,727
1,168,785	Series 2018-KF56-C 6.041%, 11/25/2028(c)(h) 1 mo. USD LIBOR + 5.800%	1,150,861
	GCAT Trust
58,160	Series 2019-RPL1-A1 2.650%, 10/25/2068(c)(f)	57,245
	Government National Mortgage Association
418,378	Series 2007-21-S 5.769%, 04/16/2037(h)(m) -1*1 mo. USD LIBOR + 6.200%	45,654
139,851	Series 2008-69-SB 7.181%, 08/20/2038(h)(m) -1*1 mo. USD LIBOR + 7.630%	19,111
162,691	Series 2009-104-SD 5.919%, 11/16/2039(h)(m) -1*1 mo. USD LIBOR + 6.350%	21,605

Principal Amount^		Value
$11,641	Series 2010-134-EI 4.500%, 11/20/2039(m)	$9
19,262	Series 2010-98-IA 5.585%, 03/20/2039(f)(m)	1,482
236,414	Series 2011-45-GZ 4.500%, 03/20/2041	237,971
74,340	Series 2011-69-OC 0.000%, 05/20/2041(j)(l)	66,531
1,508,845	Series 2011-69-SC 4.931%, 05/20/2041(h)(m) -1*1 mo. USD LIBOR + 5.380%	172,494
277,159	Series 2011-89-SA 5.001%, 06/20/2041(h)(m) -1*1 mo. USD LIBOR + 5.450%	31,710
1,004,782	Series 2013-102-BS 5.701%, 03/20/2043(h)(m) -1*1 mo. USD LIBOR + 6.150%	107,591
18,990,499	Series 2013-155-IB 0.000%, 09/16/2053(f)(m)	91,595
2,065,999	Series 2014-145-CS 5.169%, 05/16/2044(h)(m) -1*1 mo. USD LIBOR + 5.600%	235,516
1,287,482	Series 2014-156-PS 5.801%, 10/20/2044(h)(m) -1*1 mo. USD LIBOR + 6.250%	255,590
3,181,433	Series 2014-4-SA 5.669%, 01/16/2044(h)(m) -1*1 mo. USD LIBOR + 6.100%	551,963
5,483,678	Series 2014-41-SA 5.651%, 03/20/2044(h)(m) -1*1 mo. USD LIBOR + 6.100%	861,080
2,189,366	Series 2014-5-SA 5.101%, 01/20/2044(h)(m) -1*1 mo. USD LIBOR + 5.550%	285,585
2,827,316	Series 2014-58-SG 5.169%, 04/16/2044(h)(m) -1*1 mo. USD LIBOR + 5.600%	346,655
2,186,932	Series 2014-76-SA 5.151%, 01/20/2040(h)(m) -1*1 mo. USD LIBOR + 5.600%	275,987
3,184,306	Series 2014-95-CS 5.819%, 06/16/2044(h)(m) -1*1 mo. USD LIBOR + 6.250%	431,124
9,571,142	Series 2016-162-IO 0.728%, 09/16/2058(f)(m)	384,917
2,307,000	Series 2018-105-SH 5.801%, 08/20/2048(h)(m) -1*1 mo. USD LIBOR + 6.250%	235,939
24,964,153	Series 2018-111-SA 4.101%, 08/20/2048(h)(m) -1*1 mo. USD LIBOR + 4.550%	2,052,600

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Government National Mortgage Association (Continued)
$10,429,844	Series 2018-134-CS 5.751%, 10/20/2048(h)(m) -1*1 mo. USD LIBOR + 6.200%	$1,223,324
7,470,024	Series 2019-22-SA 5.151%, 02/20/2045(h)(m) -1*1 mo. USD LIBOR + 5.600%	954,442
24,623,162	Series 2019-97-SA 2.550%, 06/20/2051(h)(m) -1*SOFR 30-day + 2.600%	791,238
6,635,290	Series 2019-H10-BI 1.031%, 06/20/2069(f)(m)	138,767
7,588,172	Series 2020-112-BS 5.801%, 08/20/2050(h)(m) -1*1 mo. USD LIBOR + 6.250%	1,157,290
12,776,427	Series 2020-115-SC 3.751%, 08/20/2050(h)(m) -1*1 mo. USD LIBOR + 4.200%	1,169,626
6,669,835	Series 2020-142-SD 5.851%, 09/20/2050(h)(m) -1*1 mo. USD LIBOR + 6.300%	1,244,152
7,411,766	Series 2020-146-SH 5.851%, 10/20/2050(h)(m) -1*1 mo. USD LIBOR + 6.300%	1,261,539
10,423,372	Series 2020-168-IA 0.989%, 12/16/2062(f)(m)	797,111
6,129,666	Series 2020-188-LS 5.851%, 11/20/2050(h)(m) -1*1 mo. USD LIBOR + 6.300%	1,049,640
5,953,133	Series 2020-47-SL 4.921%, 07/20/2044(h)(m) -1*1 mo. USD LIBOR + 5.370%	647,479
11,907,793	Series 2020-H11-HI 1.177%, 06/20/2070(f)(m)	668,380
12,117,118	Series 2020-H18-AI 1.482%, 09/20/2070(f)(m)	730,917
8,740,860	Series 2020-H19-BI 1.619%, 11/20/2070(f)(m)	604,414
6,606,672	Series 2021-1-QS 5.851%, 01/20/2051(h)(m) -1*1 mo. USD LIBOR + 6.300%	1,144,446
8,765,888	Series 2021-107-SA 3.301%, 06/20/2051(h)(m) -1*1 mo. USD LIBOR + 3.750%	770,197
3,631,407	Series 2021-117-HI 3.500%, 07/20/2051(m)	375,371
18,304,448	Series 2021-213-SN 3.150%, 12/20/2051(h)(m) -1*SOFR 30-day + 3.200%	1,398,797
9,611,004	Series 2021-52-IO 0.762%, 04/16/2063(f)(m)	650,111
5,372,853	Series 2021-59-S 2.550%, 04/20/2051(h)(m) -1*SOFR 30-day + 2.600%	157,164

Principal Amount^		Value
$12,775,425	Series 2021-89-SA 3.301%, 05/20/2051(h)(m) -1*1 mo. USD LIBOR + 3.750%	$1,114,464
9,721,947	Series 2021-97-SB 3.301%, 06/20/2051(h)(m) -1*1 mo. USD LIBOR + 3.750%	882,324
46,984,290	Series 2021-H08-QI 0.615%, 05/20/2071(f)(m)	1,270,596
14,778,615	Series 2021-H19-AI 1.397%, 11/20/2071(f)(m)	939,503
	GS Mortgage Securities Corp. II
600,000	Series 2021-ARDN-H 6.330%, 11/15/2026(c)(h) 1 mo. USD LIBOR + 5.933%	591,257
	GS Mortgage Securities Corp. Trust
1,125,000	Series 2013-PEMB-C 3.550%, 03/05/2033(c)(f)	990,989
1,503,000	Series 2018-TWR-G 4.322%, 07/15/2031(c)(h) 1 mo. USD LIBOR + 3.925%	1,328,788
	GS Mortgage Securities Trust
130,000	Series 2011-GC5-C 5.163%, 08/10/2044(c)(f)	110,677
1,010,000	Series 2011-GC5-D 5.163%, 08/10/2044(c)(f)	483,103
100,000	Series 2014-GC18-B 4.885%, 01/10/2047(f)	93,390
1,344,000	Series 2014-GC26-D 4.524%, 11/10/2047(c)(f)	960,866
5,673,000	Series 2021-GSA3-XF 1.412%, 12/15/2054(c)(f)(m)	592,861
	GSCG Trust
710,000	Series 2019-600C-H 3.985%, 09/06/2034(c)(f)	629,521
	GSR Mortgage Loan Trust
35,748	Series 2005-4F-6A1 6.500%, 02/25/2035	35,106
524,262	Series 2005-9F-2A1 6.000%, 01/25/2036	334,320
75,830	Series 2005-AR6-4A5 2.645%, 09/25/2035(f)	75,659
233,793	Series 2006-7F-3A4 6.250%, 08/25/2036	108,534
	HarborView Mortgage Loan Trust
204,495	Series 2004-11-2A2A 1.089%, 01/19/2035(h) 1 mo. USD LIBOR + 0.640%	184,559
2,918,320	Series 2007-7-2A1B 1.457%, 10/25/2037(h) 1 mo. USD LIBOR + 1.000%	2,696,705
	Hawaii Hotel Trust
1,297,000	Series 2019-MAUI-F 3.147%, 05/15/2038(c)(h) 1 mo. USD LIBOR + 2.750%	1,265,938
	Hospitality Mortgage Trust
1,024,589	Series 2019-HIT-G 4.297%, 11/15/2036(c)(h) 1 mo. USD LIBOR + 3.900%	977,243

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Impac Secured Assets Trust
$4,769,042	Series 2007-2-1A1C 0.837%, 05/25/2037(h) 1 mo. USD LIBOR + 0.380%	$4,500,793
	Imperial Fund Mortgage Trust
2,000,000	Series 2021-NQM3-B2 4.182%, 11/25/2056(c)(f)	1,730,229
	IndyMac INDX Mortgage Loan Trust
133,713	Series 2004-AR7-A5 1.677%, 09/25/2034(h) 1 mo. USD LIBOR + 1.220%	126,545
225,270	Series 2005-AR11-A3 2.946%, 08/25/2035(f)	202,619
524,585	Series 2006-AR2-2A1 0.877%, 02/25/2046(h) 1 mo. USD LIBOR + 0.420%	415,413
2,663,876	Series 2006-R1-A3 2.943%, 12/25/2035(f)	2,573,052
1,026,601	Series 2007-AR5-2A1 2.941%, 05/25/2037(f)	947,676
	JP Morgan Chase Commercial Mortgage Securities Trust
1,285,000	Series 2011-C3-E 5.525%, 02/15/2046(c)(f)	468,475
93,195	Series 2011-C5-D 5.735%, 08/15/2046(c)(f)	92,783
135,000	Series 2012-C8-C 4.626%, 10/15/2045(c)(f)	134,789
310,000	Series 2012-LC9-C 4.364%, 12/15/2047(c)(f)	307,685
1,531,000	Series 2019-MFP-F 3.397%, 07/15/2036(c)(h) 1 mo. USD LIBOR + 3.000%	1,486,653
683,000	Series 2019-MFP-G 4.447%, 07/15/2036(c)(h) 1 mo. USD LIBOR + 4.050%	661,017
683,000	Series 2019-MFP-XG 0.500%, 07/15/2036(c)(f)(m)	2,544
219,000	Series 2019-UES-C 4.343%, 05/05/2032(c)	215,597
224,000	Series 2019-UES-D 4.452%, 05/05/2032(c)(f)	218,585
261,000	Series 2019-UES-E 4.452%, 05/05/2032(c)(f)	249,639
274,000	Series 2019-UES-F 4.452%, 05/05/2032(c)(f)	250,699
299,000	Series 2019-UES-G 4.452%, 05/05/2032(c)(f)	270,330
	JP Morgan Mortgage Trust
234,073	Series 2004-S1-2A1 6.000%, 09/25/2034	237,304
1,662,313	Series 2005-ALT1-3A1 2.434%, 10/25/2035(f)	1,419,708
17,569	Series 2007-A1-4A2 2.322%, 07/25/2035(b)(f)	17,051
565,645	Series 2007-S3-1A97 6.000%, 08/25/2037	378,781
	JP Morgan Resecuritization Trust
7,315,806	Series 2015-4-1A7 0.567%, 06/26/2047(c)(h) 1 mo. USD LIBOR + 0.190%	5,899,821

Principal Amount^		Value
	JPMBB Commercial Mortgage Securities Trust
$1,616,000	Series 2014-C23-D 3.981%, 09/15/2047(c)(f)	$1,503,511
300,000	Series 2014-C23-E 3.364%, 09/15/2047(c)(f)	229,367
78,000	Series 2015-C27-D 3.797%, 02/15/2048(c)(f)	66,666
4,749,500	Series 2015-C27-XFG 1.297%, 02/15/2048(c)(f)(m)	153,931
	Legacy Mortgage Asset Trust
856,242	Series 2020-GS1-A1 2.882%, 10/25/2059(c)(g)	857,061
3,300,000	Series 2020-GS3-A2 4.000%, 05/25/2060(c)(g)	3,270,538
167,381	Series 2020-GS5-A1 3.250%, 06/25/2060(c)(g)	166,093
	Lehman Mortgage Trust
699,378	Series 2006-2-2A3 5.750%, 04/25/2036	683,938
	Lehman XS Trust
89,787	Series 2006-2N-1A1 0.977%, 02/25/2046(h) 1 mo. USD LIBOR + 0.520%	80,226
	LHOME Mortgage Trust
3,700,000	Series 2021-RTL1-M 4.458%, 09/25/2026(c)(f)	3,485,897
	Master Alternative Loan Trust
20,600	Series 2003-9-4A1 5.250%, 11/25/2033	20,571
16,678	Series 2004-5-1A1 5.500%, 06/25/2034	16,671
19,209	Series 2004-5-2A1 6.000%, 06/25/2034	19,276
83,957	Series 2004-8-2A1 6.000%, 09/25/2034	83,955
	Med Trust
600,000	Series 2021-MDLN-G 5.647%, 11/15/2038(c)(h) 1 mo. USD LIBOR + 5.250%	589,508
	Merrill Lynch Mortgage Investors Trust
4,250	Series 2006-2-2A 2.067%, 05/25/2036(f)	4,286
	Mill City Mortgage Loan Trust
305,000	Series 2021-NMR1-M3 2.500%, 11/25/2060(c)(f)	275,160
	Morgan Stanley Bank of America Merrill Lynch Trust
858,000	Series 2015-C21-C 4.132%, 03/15/2048(f)	765,461
	Morgan Stanley Bank of America Merrill Lynch Trust
560,000	Series 2013-C11-B 4.352%, 08/15/2046(f)	402,308
1,155,000	Series 2016-C31-D 3.000%, 11/15/2049(c)(f)	901,959
	Morgan Stanley Capital I Trust
204,845	Series 2011-C2-D 5.212%, 06/15/2044(c)(f)	199,503
540,000	Series 2011-C2-E 5.212%, 06/15/2044(c)(f)	437,571
613,000	Series 2016-H4-D 3.000%, 12/15/2051(c)	498,539

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Morgan Stanley Capital I Trust (Continued)
$1,508,000	Series 2019-PLND-F 3.197%, 05/15/2036(c)(h) 1 mo. USD LIBOR + 2.800%	$1,353,586
	Morgan Stanley Mortgage Loan Trust
1,503,142	Series 2005-9AR-2A 2.422%, 12/25/2035(f)	1,461,143
2,304,463	Series 2006-11-2A2 6.000%, 08/25/2036	1,389,435
279,694	Series 2006-7-3A 5.154%, 06/25/2036(f)	221,960
226,222	Series 2007-13-6A1 6.000%, 10/25/2037	167,598
	NewRez Warehouse Securitization Trust
2,200,000	Series 2021-1-F 5.707%, 05/25/2055(c)(h) 1 mo. USD LIBOR + 5.250%	2,176,153
	Preston Ridge Partners Mortgage LLC
400,000	Series 2021-2-A2 3.770%, 03/25/2026(c)(f)	382,035
617,167	Series 2021-3-A1 1.867%, 04/25/2026(c)(g)	592,144
404,059	Series 2021-9-A1 2.363%, 10/25/2026(c)(f)	387,843
	Prime Mortgage Trust
970,692	Series 2006-DR1-2A1 5.500%, 05/25/2035(c)	901,809
	Residential Accredit Loans, Inc.
270,130	Series 2006-QS17-A5 6.000%, 12/25/2036	251,202
332,858	Series 2006-QS7-A3 6.000%, 06/25/2036	309,307
397,936	Series 2007-QS1-2A10 6.000%, 01/25/2037	364,119
335,331	Series 2007-QS8-A8 6.000%, 06/25/2037	314,158
	Residential Asset Securitization Trust
198,540	Series 2006-A8-1A1 6.000%, 08/25/2036	160,979
228,347	Series 2007-A1-A8 6.000%, 03/25/2037	110,600
15,493,850	Series 2007-A9-A1 1.007%, 09/25/2037(h) 1 mo. USD LIBOR + 0.550%	3,547,576
15,499,884	Series 2007-A9-A2 5.993%, 09/25/2037(h)(m) -1*1 mo. USD LIBOR + 6.450%	4,151,104
	Residential Funding Mortgage Securities I Trust
307,292	Series 2006-S4-A5 6.000%, 04/25/2036	282,610
	SMR Mortgage Trust
1,205,738	Series 2022-IND-G 7.801%, 02/15/2039(c)(h) SOFR 30-day + 7.500%	1,199,803
	SREIT Trust
650,000	Series 2021-MFP2-J 4.313%, 11/15/2036(c)(h) 1 mo. USD LIBOR + 3.916%	638,452

Principal Amount^		Value
	Starwood Retail Property Trust
$235,000	Series 2014-STAR-C 3.147%, 11/15/2027(b)(c)(h) 1 mo. USD LIBOR + 2.750%	$113,690
980,000	Series 2014-STAR-D 3.897%, 11/15/2027(b)(c)(h) 1 mo. USD LIBOR + 3.500%	263,107
950,000	Series 2014-STAR-E 4.797%, 11/15/2027(b)(c)(h) 1 mo. USD LIBOR + 4.400%	92,180
	Structured Adjustable Rate Mortgage Loan Trust
517,605	Series 2005-14-A1 0.767%, 07/25/2035(h) 1 mo. USD LIBOR + 0.310%	365,862
252,965	Series 2005-15-1A1 2.964%, 07/25/2035(f)	180,146
197,003	Series 2005-22-3A1 3.731%, 12/25/2035(f)	157,351
539,879	Series 2008-1-A2 2.722%, 10/25/2037(f)	480,705
	Structured Asset Securities Corp. Trust
6,625,418	Series 2007-4-1A3 5.793%, 03/28/2045(c)(h)(m) -1*1 mo. USD LIBOR + 6.250%	669,155
	Tharaldson Hotel Portfolio Trust
1,382,807	Series 2018-THL-F 4.543%, 11/11/2034(c)(h) 1 mo. USD LIBOR + 4.252%	1,339,301
	Toorak Mortgage Corp. Ltd.
630,000	Series 2021-1-A1 2.240%, 06/25/2024(c)(g)	598,946
	TTAN
599,111	Series 2021-MHC-G 4.597%, 03/15/2038(c)(h) 1 mo. USD LIBOR + 4.200%	593,555
	UBS-Barclays Commercial Mortgage Trust
305,000	Series 2012-C2-E 4.947%, 05/10/2063(c)(f)	26,581
1,000,000	Series 2013-C5-C 4.074%, 03/10/2046(c)(f)	959,105
	Verus Securitization Trust
2,000,000	Series 2021-7-B2 4.192%, 10/25/2066(c)(f)	1,806,147
	Washington Mutual Mortgage Pass-Through Certificates Trust
420,559	Series 2006-5-1A5 6.000%, 07/25/2036	383,180
404,552	Series 2006-8-A6 4.192%, 10/25/2036(g)	191,743
2,299,605	Series 2007-5-A3 7.000%, 06/25/2037	1,709,792
	Wells Fargo Alternative Loan Trust
105,052	Series 2007-PA2-3A1 0.807%, 06/25/2037(h) 1 mo. USD LIBOR + 0.350%	93,504
154,508	Series 2007-PA2-3A2 6.193%, 06/25/2037(h)(m) -1*1 mo. USD LIBOR + 6.650%	15,355

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Wells Fargo Commercial Mortgage Trust
$640,000	Series 2013-LC12-B 4.305%, 07/15/2046(f)	$615,494
19,971,000	Series 2015-C28-XE 1.084%, 05/15/2048(c)(f)(m)	612,277
398,000	Series 2015-NXS4-D 3.178%, 12/15/2048(f)	368,893
750,000	Series 2016-C33-D 3.123%, 03/15/2059(c)	656,549
600,000	Series 2016-C34-C 5.052%, 06/15/2049(f)	537,275
135,000	Series 2016-C36-B 3.671%, 11/15/2059(f)	123,936
130,000	Series 2016-C36-C 4.172%, 11/15/2059(f)	110,838
6,406,000	Series 2017-C42-XE 1.300%, 12/15/2050(c)(f)(m)	389,667
1,225,000	Series 2019-JWDR-C 3.038%, 09/15/2031(c)(f)	1,142,274
	Wells Fargo Mortgage-Backed Securities Trust
64,720	Series 2006-AR19-A1 2.733%, 12/25/2036(f)	64,146
	WFRBS Commercial Mortgage Trust
656,058	Series 2011-C3-D 5.294%, 03/15/2044(c)(f)	298,507
395,000	Series 2011-C4-E 4.888%, 06/15/2044(c)(f)	308,847
1,020,000	Series 2012-C10-C 4.347%, 12/15/2045(f)	937,932
185,000	Series 2012-C7-C 4.779%, 06/15/2045(f)	144,367
400,000	Series 2012-C7-D 4.779%, 06/15/2045(c)(f)	198,000
290,000	Series 2012-C7-E 4.779%, 06/15/2045(c)(f)	44,914
600,000	Series 2012-C8-E 4.859%, 08/15/2045(c)(f)	594,625
300,000	Series 2014-C20-B 4.378%, 05/15/2047	292,792
250,000	Series 2014-C24-B 4.204%, 11/15/2047(f)	238,416

TOTAL MORTGAGE-BACKED SECURITIES (Cost $208,876,337 )		201,024,580

SHORT-TERM INVESTMENTS: 9.0%
REPURCHASE AGREEMENTS: 6.7%
$104,586,000	Fixed Income Clearing Corp. 0.000%, 3/31/2022, due 04/01/2022 [collateral: par value $61,017,300 U.S. Treasury Inflation Index Notes , 0.125-0.250%, due 10/15/2024-07/15/2031, value $70,742,698; par value $36,035,200 U.S. Treasury Bills, 0.000%, due 08/04/2022, value $35,935,707] (proceeds $104,586,000)	104,586,000

Principal Amount^		Value
TREASURY BILLS: 2.3%
	United States Treasury Bill
$4,000,000	0.238%, 05/19/2022(a)(n)	$3,998,720
4,000,000	0.609%, 07/14/2022(a)(n)	3,992,999
5,000,000	0.834%, 08/11/2022(n)	4,984,860
10,690,000	0.909%, 09/08/2022(n)	10,647,311
2,500,000	1.038%, 10/06/2022(n)	2,486,631
4,500,000	1.128%, 12/01/2022(a)(n)	4,466,140
2,000,000	1.434%, 02/23/2023(a)(n)	1,974,398
2,950,000	1.544%, 03/23/2023(n)	2,905,950

TOTAL TREASURY BILLS (Cost $35,556,115)		35,457,009

TOTAL SHORT-TERM INVESTMENTS (Cost $140,142,115)		140,043,009

TOTAL PURCHASED OPTIONS (Premiums paid $53,617): 0.0%		14,005

TOTAL INVESTMENTS (Cost: $1,566,597,051): 99.6%		1,544,741,698

Other Assets in Excess of Liabilities: 0.4%		5,586,660

NET ASSETS: 100.0%		$1,550,328,358

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
BADLARPP	Argentina Badlar Floating Rate Notes
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
CVR	Contingent Value Rights
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FEDL01	Federal Funds Rate
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit
SABOR	South African Benchmark Overnight Rate
SOFR	Secured Overnight Financing Rate
*	Non-Income Producing Security.
(a)	Securities with an aggregate fair value of $81,154,246 have been pledged as collateral for options, total return swaps, credit default swaps, securities sold short and futures positions.
(b)	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Trustees.
(c)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(d)	Perpetual Call.
(e)	Pay-in-kind security.
(f)	Variable rate security. Interest rate or distribution rate disclosed is that
(g)	Coupon increases periodically based upon a predetermined schedule.
(h)	Floating Interest Rate at March 31, 2022.

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)(Continued)

(i)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the
(j)	Issued with a zero coupon. Income is recognized through the accretion
(k)	Security is currently in default and/or non-income producing.
(l)	Principal Only security.
(m)	Interest Only security. Security with a notional or nominal principal amount.
(n)	The rate shown represents yield-to-maturity.

CURRENCY ABBREVIATIONS:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
SEK	Swedish Krona
USD	U.S. Dollar
ZAR	South African Rand

The cost basis of investments for federal income tax purposes at March 31, 2022 was as follows*:

Cost of investments	$1,552,878,589

Gross unrealized appreciation	109,344,641
Gross unrealized depreciation	(130,934,439)

Net unrealized depreciation	$(21,589,798)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN PURCHASED OPTIONS at March 31, 2022 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
COMMON STOCKS
Call
Take-two Interactive Software	Morgan Stanley & Co.	$160.00	4/14/2022	28	$430,472	$8,400	$28,898	$(20,498)
Take-two Interactive Software	Morgan Stanley & Co.	165.00	4/14/2022	30	461,220	3,900	24,256	(20,356)
Put
Vonage Holdings Corp.	Bank of America N.A.	19.00	6/17/2022	22	44,638	1,705	463	1,242
Total Purchased Options						$14,005	$53,617	$(39,612)

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES SOLD SHORT at March 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS: (0.7)%
(38,353)	Bakkt Holdings, Inc.*	$(236,255)
(8,572)	Cineplex, Inc.*	(92,078)
(4,244)	Entegris, Inc.	(557,068)
(59,537)	Frontier Group Holdings, Inc.*	(674,554)
(5,704)	GXO Logistics, Inc.*	(406,923)
(180,336)	Healthcare Realty Trust, Inc.	(4,955,633)
(34,678)	II-VI, Inc.*	(2,513,808)
(5,463)	NortonLifeLock, Inc.	(144,879)
(207,790)	Rentokil Initial Plc	(1,437,318)
(8,146)	Take-Two Interactive Software, Inc.*	(1,252,366)

TOTAL COMMON STOCKS (Proceeds $13,099,697)		(12,270,882)

EXCHANGE-TRADED FUNDS : (0.1)%
(1,733)	SPDR S&P 500 ETF Trust	(782,692)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $579,188)		(782,692)

TOTAL SECURITIES SOLD SHORT (Proceeds $13,678,885)		$(13,053,574)

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at March 31, 2022 (Unaudited)

At March 31, 2022, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at March 31, 2022	Fund Delivering	U.S. $ Value at March 31, 2022	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	4/26/2022	USD	$1,846,754	EUR	$1,810,679	$36,075	$—
Barclays Bank Plc	4/26/2022	USD	560,545	EUR	549,531	11,014	—
HSBC Holdings Plc	5/17/2022	USD	438,368	EUR	428,858	9,510	—
JPMorgan Chase Bank N.A.	4/12/2022	USD	816,932	EUR	804,396	12,536	—
	5/25/2022	EUR	437,631	USD	434,125	3,506	—
	5/25/2022	EUR	2,221,379	USD	2,219,166	2,213	—
	5/25/2022	USD	1,340,504	EUR	1,339,073	1,431	—
	5/25/2022	USD	157,454	EUR	158,796	—	(1,342)
	5/25/2022	USD	343,575	EUR	349,128	—	(5,553)
	5/25/2022	USD	454,813	EUR	461,078	—	(6,265)
	5/25/2022	USD	709,932	EUR	718,246	—	(8,314)
	5/25/2022	USD	1,490,047	EUR	1,500,962	—	(10,915)
	5/25/2022	USD	877,243	EUR	891,155	—	(13,912)
	5/26/2022	USD	3,695,973	EUR	3,705,711	—	(9,738)
Morgan Stanley & Co.	4/11/2022	USD	859,128	COP	943,608	—	(84,480)
	6/15/2022	AUD	5,122,478	USD	5,040,216	82,262	—
	6/15/2022	AUD	8,183	USD	7,852	331	—
	6/15/2022	CHF	1,742	USD	1,724	18	—
	6/15/2022	CHF	1,633	USD	1,619	14	—
	6/15/2022	CHF	1,416	USD	1,414	2	—
	6/15/2022	EUR	44,609	USD	44,255	354	—
	6/15/2022	GBP	462,637	USD	460,765	1,872	—
	6/15/2022	GBP	5,111,219	USD	5,109,818	1,401	—
	6/15/2022	SEK	52,654	USD	51,142	1,512	—
	6/15/2022	SEK	69,151	USD	68,405	746	—
	6/15/2022	SEK	248,304	USD	248,553	—	(249)
	6/15/2022	USD	337,826	AUD	337,765	61	—
	6/15/2022	USD	8,175	AUD	8,183	—	(8)
	6/15/2022	USD	1,200,404	AUD	1,203,085	—	(2,681)
	6/15/2022	USD	5,738,917	AUD	5,855,740	—	(116,823)
	6/15/2022	USD	94,221	CAD	95,144	—	(923)
	6/15/2022	USD	893,190	CAD	899,145	—	(5,955)
	6/15/2022	USD	943,698	CAD	962,174	—	(18,476)
	6/15/2022	USD	6,362,060	CAD	6,513,614	—	(151,554)
	6/15/2022	USD	31,621	CHF	31,900	—	(279)
	6/15/2022	USD	43,437	EUR	43,386	51	—
	6/15/2022	USD	60,352	EUR	60,629	—	(277)
	6/15/2022	USD	329,217	EUR	329,620	—	(403)
	6/15/2022	USD	56,002	EUR	56,513	—	(511)
	6/15/2022	USD	4,102,666	EUR	4,128,870	—	(26,204)
	6/15/2022	USD	253,388	GBP	254,654	—	(1,266)
	6/15/2022	USD	1,524,036	GBP	1,526,082	—	(2,046)
	6/15/2022	USD	269,322	GBP	271,745	—	(2,423)
	6/15/2022	USD	265,232	GBP	268,064	—	(2,832)
	6/15/2022	USD	8,162,917	GBP	8,174,296	—	(11,379)
	6/15/2022	USD	75,526	SEK	75,797	—	(271)
	6/15/2022	USD	53,952	SEK	54,648	—	(696)
	6/15/2022	USD	117,411	SEK	118,814	—	(1,403)
	6/15/2022	USD	143,655	SEK	145,634	—	(1,979)
	6/15/2022	USD	57,138	SEK	59,375	—	(2,237)
	6/15/2022	USD	58,048	SEK	60,490	—	(2,442)
	6/15/2022	USD	146,864	SEK	149,547	—	(2,683)
	6/15/2022	USD	4,148,618	SEK	4,288,381	—	(139,763)

			$62,852,197		$63,323,570	$164,909	$(636,282)

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS at March 31, 2022 (Unaudited)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Long
2YR U.S. Treasury Notes	710	152,248,980	$150,464,532	6/30/2022	$(1,784,448)
Euro 90 Days Bond Futures	906	222,393,618	219,795,600	3/13/2023	(2,598,018)

Total Long					$(4,382,466)

Futures Contracts - Short
5YR U.S. Treasury Notes	(835)	(97,521,891)	$(95,764,063)	6/30/2022	$1,757,828
10YR U.S. Treasury Notes	(64)	(7,850,503)	(7,864,000)	6/21/2022	(13,497)
U.S. Long Bond Futures	(94)	(14,511,058)	(14,105,875)	6/21/2022	405,183
Ultra-Long U.S. Treasury Bonds	(41)	(7,519,416)	(7,262,125)	6/21/2022	257,291
Ultra 10YR U.S. Treasury Notes	(563)	(78,339,212)	(76,268,906)	6/21/2022	2,070,306

Total Short					$4,477,111

Total Futures Contracts					$94,645

SCHEDULE OF INVESTMENTS IN SWAPS at March 31, 2022 (Unaudited)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2022	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection
Ally Financial, Inc. 5.800%, 05/01/2025	6/20/2027	(5.000%)	1.300%	$	(3,150,000)	Quarterly	$(549,842)	$(481,093)	$(68,749)
Alstom S.A. 0.250%, 10/14/2026	6/20/2027	(1.000%)	1.378%	EUR	(8,850,000)	Quarterly	184,389	281,325	(96,936)
American Axle & Manufacturing, Inc. 6.250%, 03/15/2026	6/20/2027	(5.000%)	5.019%	$	(4,200,000)	Quarterly	5,096	107,525	(102,429)
Apache Corp. 4.875%, 11/15/2027	6/20/2027	(1.000%)	1.363%		(4,850,000)	Quarterly	83,403	79,910	3,493
Arrow Electronics, Inc. 7.500%, 01/15/2027	6/20/2027	(1.000%)	0.805%		(9,500,000)	Quarterly	(88,721)	28,702	(117,423)
AT&T, Inc. 3.800%, 02/15/2027	6/20/2027	(1.000%)	0.855%		(9,250,000)	Quarterly	(63,948)	(17,853)	(46,095)
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 4.750%, 04/01/2028	6/20/2027	(5.000%)	2.825%		(6,750,000)	Quarterly	(648,561)	(308,209)	(340,352)
Avnet, Inc. 4.875%, 12/01/2022	6/20/2027	(1.000%)	0.861%		(9,450,000)	Quarterly	(62,108)	29,561	(91,669)
Barclays Plc 1.500%, 04/01/2022	6/20/2027	(1.000%)	0.789%	EUR	(3,150,000)	Quarterly	(36,744)	(19,280)	(17,464)
Baxter International, Inc. 2.600%, 08/15/2026	6/20/2027	(1.000%)	0.416%	$	(7,900,000)	Quarterly	(225,655)	(212,233)	(13,422)
Best Buy Co., Inc. 4.450%, 10/01/2028	6/20/2027	(5.000%)	0.821%		(7,650,000)	Quarterly	(1,539,504)	(1,525,994)	(13,510)
Boeing Co. (The) 2.600%, 10/30/2025	6/20/2027	(1.000%)	1.503%		(9,500,000)	Quarterly	224,470	370,135	(145,665)
Bouygues S.A. 3.625%, 01/16/2023	6/20/2027	(1.000%)	0.440%	EUR	(7,750,000)	Quarterly	(245,747)	(155,794)	(89,953)
Cardinal Health, Inc. 3.410%, 06/15/2027	6/20/2027	(1.000%)	0.542%	$	(9,200,000)	Quarterly	(205,085)	(166,588)	(38,497)
Carnival Corp. 6.650%, 01/15/2028	6/20/2027	(1.000%)	4.677%		(9,700,000)	Quarterly	1,465,497	2,007,900	(542,403)
CDX North America High Yield Index Series 37 5.000%, 12/20/2026	12/20/2026	(5.000%)	3.460%		(63,925,000)	Quarterly	(4,041,289)	(5,675,136)	1,633,847
Commerzbank AG 1.500%, 09/21/2022	6/20/2027	(1.000%)	1.100%	EUR	(8,800,000)	Quarterly	50,072	125,281	(75,209)

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SWAPS at March 31, 2022 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2022	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection (Continued)
Continental AG 0.375%, 06/27/2025	6/20/2027	(1.000%)	1.256%	EUR	(7,900,000)	Quarterly	$112,802	$246,561	$(133,759)
CSC Holdings LLC 5.375%, 02/01/2028	6/20/2027	(5.000%)	4.651%	$	(3,850,000)	Quarterly	(54,018)	(7,853)	(46,165)
CVS Health Corp. 2.625%, 08/15/2024	6/20/2027	(1.000%)	0.462%		(9,500,000)	Quarterly	(249,620)	(228,989)	(20,631)
Darden Restaurants, Inc. 3.850%, 05/01/2027	6/20/2027	(1.000%)	0.841%		(2,150,000)	Quarterly	(16,288)	8,073	(24,361)
Eastman Chemical Co. 7.600%, 02/01/2027	6/20/2027	(1.000%)	0.853%		(9,350,000)	Quarterly	(65,275)	(18,046)	(47,229)
Enel SpA 5.250%, 05/20/2024	6/20/2027	(1.000%)	0.915%	EUR	(8,050,000)	Quarterly	(36,741)	87,342	(124,083)
FedEx Corp. 3.250%, 04/01/2026	6/20/2027	(1.000%)	0.732%	$	(7,950,000)	Quarterly	(102,596)	(107,481)	4,885
Ford Motor Co. 4.346%, 12/08/2026	6/20/2027	(5.000%)	2.329%		(8,550,000)	Quarterly	(1,031,581)	(881,061)	(150,520)
Fortum Oyj 2.250%, 09/06/2022	6/20/2027	(1.000%)	1.690%	EUR	(8,000,000)	Quarterly	298,409	688,521	(390,112)
Gap, Inc. (The) 3.625%, 10/01/2029	6/20/2027	(1.000%)	3.495%	$	(9,900,000)	Quarterly	1,067,545	985,441	82,104
General Motors Co. 4.875%, 10/02/2023	6/20/2027	(5.000%)	1.694%		(8,350,000)	Quarterly	(1,280,595)	(1,211,056)	(69,539)
ING Groep N.V. 0.357%, 09/20/2023	6/20/2027	(1.000%)	0.624%	EUR	(8,550,000)	Quarterly	(180,473)	(115,265)	(65,208)
ITV Plc 2.125%, 09/21/2022	6/20/2027	(5.000%)	1.322%		(3,450,000)	Quarterly	(693,097)	(661,254)	(31,843)
KB Home 6.875%, 06/15/2027	6/20/2027	(5.000%)	2.590%	$	(8,250,000)	Quarterly	(887,300)	(992,012)	104,712
Kroger Co. (The) 4.500%, 01/15/2029	6/20/2027	(1.000%)	0.559%		(9,400,000)	Quarterly	(201,416)	(135,346)	(66,070)
Lloyds Banking Group Plc 1.000%, 11/09/2023	6/20/2027	(1.000%)	0.620%	EUR	(5,300,000)	Quarterly	(112,962)	(83,186)	(29,776)
McKesson Corp. 7.650%, 03/01/2027	6/20/2027	(1.000%)	0.412%	$	(9,100,000)	Quarterly	(261,771)	(237,002)	(24,769)
MDC Holdings, Inc. 3.850%, 01/15/2030	6/20/2027	(1.000%)	1.682%		(9,350,000)	Quarterly	297,292	270,598	26,694
MGM Resorts International 5.750%, 06/15/2025	6/20/2027	(5.000%)	2.600%		(2,900,000)	Quarterly	(310,771)	(261,761)	(49,010)
NatWest Group Plc 2.500%, 03/22/2023	6/20/2027	(1.000%)	0.666%	EUR	(5,300,000)	Quarterly	(98,989)	(60,705)	(38,284)
Newell Brands, Inc. 4.100%, 04/01/2023	6/20/2027	(1.000%)	1.376%	$	(9,700,000)	Quarterly	172,851	279,621	(106,770)
Nokia Oyj 2.000%, 03/15/2024	6/20/2027	(5.000%)	1.089%	EUR	(4,850,000)	Quarterly	(1,046,659)	(888,596)	(158,063)
Omnicom Group, Inc. / Omnicom Capital, Inc. 3.650%, 11/01/2024	6/20/2027	(1.000%)	0.485%	$	(6,650,000)	Quarterly	(166,984)	(138,904)	(28,080)
Pfizer, Inc. 0.800%, 05/28/2025	6/20/2027	(1.000%)	0.343%		(9,100,000)	Quarterly	(293,655)	(265,714)	(27,941)
Pitney Bowes, Inc. 4.625%, 03/15/2024	6/20/2027	(1.000%)	6.923%		(10,700,000)	Quarterly	2,386,654	2,474,375	(87,721)
Renault S.A. 1.000%, 11/28/2025	6/20/2027	(1.000%)	3.153%	EUR	(4,800,000)	Quarterly	525,155	662,558	(137,403)
Rite Aid Corp. 7.700%, 02/15/2027	6/20/2027	(5.000%)	15.633%	$	(3,850,000)	Quarterly	1,126,631	1,078,000	48,631
Rolls-Royce Plc 0.875%, 05/09/2024	6/20/2027	(1.000%)	2.391%	EUR	(8,700,000)	Quarterly	635,448	966,563	(331,115)

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SWAPS at March 31, 2022 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2022	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection (Continued)
Standard Chartered Plc 4.050%, 04/12/2026	6/20/2027	(1.000%)	0.761%	EUR	(7,700,000)	Quarterly	$(102,021)	$(47,129)	$(54,892)
T-Mobile USA, Inc. 4.750%, 02/01/2028	6/20/2027	(5.000%)	1.147%	$	(7,900,000)	Quarterly	(1,445,944)	(1,386,300)	(59,644)
Telecom Italia SpA 3.625%, 01/19/2024	6/20/2027	(1.000%)	3.532%	EUR	(8,400,000)	Quarterly	1,063,853	1,468,182	(404,329)
Tenet Healthcare Corp. 6.875%, 11/15/2031	6/20/2027	(5.000%)	2.708%	$	(5,800,000)	Quarterly	(590,573)	(579,368)	(11,205)
thyssenkrupp AG 2.500%, 02/25/2025	6/20/2027	(1.000%)	3.205%	EUR	(8,700,000)	Quarterly	971,744	976,418	(4,674)
UniCredit SpA 2.000%, 03/04/2023	6/20/2027	(1.000%)	1.031%		(8,600,000)	Quarterly	15,913	45,056	(29,143)
United Rentals North America, Inc. 4.875%, 01/15/2028	6/20/2027	(5.000%)	1.482%	$	(8,150,000)	Quarterly	(1,342,003)	(1,250,994)	(91,009)
Universal Health Services, Inc. 2.650%, 10/15/2030	6/20/2027	(1.000%)	1.256%		(4,800,000)	Quarterly	58,578	93,609	(35,031)
Valeo 3.250%, 01/22/2024	6/20/2027	(1.000%)	2.501%	EUR	(8,100,000)	Quarterly	635,656	777,401	(141,745)
Valero Energy Corp. 8.750%, 06/15/2030	6/20/2027	(1.000%)	0.887%	$	(9,400,000)	Quarterly	(50,365)	49,666	(100,031)
Vodafone Group Plc 1.750%, 08/25/2023	6/20/2027	(1.000%)	0.649%	EUR	(4,550,000)	Quarterly	(89,430)	(28,069)	(61,361)
Whirlpool Corp. 4.700%, 06/01/2022	6/20/2027	(1.000%)	1.105%	$	(9,500,000)	Quarterly	48,703	113,889	(65,186)
WPP Finance S.A. 2.250%, 09/22/2026	6/20/2027	(1.000%)	0.741%	EUR	(8,050,000)	Quarterly	(115,943)	(80,441)	(35,502)

Total Buy Protection							$(7,104,113)	$(3,926,499)	$(3,177,614)

Sell Protection
AES Corp. (The) 1.375%, 01/15/2026	6/20/2027	5.000%	1.249%	$	3,300,000	Quarterly	$585,027	$572,410	$12,617
Altria Group, Inc. 2.625%, 09/16/2026	6/20/2027	1.000%	0.737%		9,300,000	Quarterly	117,586	97,204	20,382
American International Group, Inc. 6.250%, 05/01/2036	6/20/2027	1.000%	0.704%		9,350,000	Quarterly	133,540	20,442	113,098
Anglo American Capital Plc 1.625%, 03/11/2026	6/20/2027	5.000%	1.142%	EUR	7,300,000	Quarterly	1,550,281	1,490,761	59,520
Assicurazioni Generali SpA 5.125%, 09/16/2024	6/20/2027	1.000%	0.845%		7,850,000	Quarterly	67,219	17,418	49,801
BAT International Finance Plc 2.375%, 01/19/2023	6/20/2027	1.000%	0.927%		8,750,000	Quarterly	34,190	(48,245)	82,435
Bausch Health Cos., Inc. 7.000%, 01/15/2028	6/20/2027	5.000%	7.348%	$	2,900,000	Quarterly	(252,770)	(217,500)	(35,270)
Block Financial LLC 5.500%, 11/01/2022	6/20/2027	5.000%	0.905%		7,850,000	Quarterly	1,542,251	1,517,556	24,695
BNP Paribas S.A. 2.950%, 05/23/2022	6/20/2027	1.000%	0.756%	EUR	8,050,000	Quarterly	108,999	89,397	19,602
Bombardier, Inc. 7.450%, 05/01/2034	6/20/2027	5.000%	5.520%	$	8,900,000	Quarterly	(185,625)	(296,403)	110,778
BorgWarner, Inc. 3.375%, 03/15/2025	6/20/2027	1.000%	1.167%		3,500,000	Quarterly	(28,208)	(36,448)	8,240

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SWAPS at March 31, 2022 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2022	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Sell Protection (Continued)
British Telecommunications Plc 5.750%, 12/07/2028	6/20/2027	1.000%	0.993%	EUR	8,700,000	Quarterly	$1,935	$(60,970)	$62,905
Canadian Natural Resources Ltd. 2.050%, 07/15/2025	6/20/2027	1.000%	0.659%	$	1,000,000	Quarterly	16,503	10,053	6,450
Conagra Brands, Inc. 7.000%, 10/01/2028	6/20/2027	1.000%	0.953%		9,650,000	Quarterly	20,771	(53,524)	74,295
Credit Suisse Group AG 4.282%, 01/09/2028	6/20/2027	1.000%	1.185%	EUR	3,150,000	Quarterly	(32,534)	(53,076)	20,542
Delta Air Lines, Inc. 7.375%, 01/15/2026	6/20/2027	5.000%	3.275%	$	8,700,000	Quarterly	651,060	425,497	225,563
Deutsche Bank AG 1.125%, 08/30/2023	6/20/2027	1.000%	1.282%	EUR	8,000,000	Quarterly	94,058	(152,721)	246,779
Devon Energy Corp. 7.950%, 04/15/2032	6/20/2027	1.000%	1.085%	$	9,400,000	Quarterly	(38,723)	(125,136)	86,413
DXC Technology Co. 1.800%, 09/15/2026	6/20/2027	5.000%	1.347%		1,900,000	Quarterly	326,618	298,862	27,756
Enbridge, Inc. 3.500%, 06/10/2024	6/20/2027	1.000%	0.766%		9,250,000	Quarterly	104,160	82,991	21,169
Eni SpA 1.750%, 01/18/2024	6/20/2027	1.000%	0.630%	EUR	5,450,000	Quarterly	113,012	85,518	27,494
Freeport-McMoRan, Inc. 5.000%, 09/01/2027	6/20/2027	1.000%	1.012%	$	9,500,000	Quarterly	(6,298)	(86,242)	79,944
General Electric Co. 2.700%, 10/09/2022	6/20/2027	1.000%	0.858%		9,500,000	Quarterly	63,974	(42,444)	106,418
General Motors Co. 4.875%, 10/02/2023	6/20/2027	5.000%	1.694%		1,500,000	Quarterly	230,047	221,715	8,332
Genworth Holdings, Inc. 4.800%, 02/15/2024	6/20/2027	5.000%	3.925%		2,910,000	Quarterly	131,799	99,778	32,021
Glencore Finance Europe Ltd. 1.875%, 09/13/2023	6/20/2027	5.000%	1.420%	EUR	7,350,000	Quarterly	1,431,231	1,278,191	153,040
Goldman Sachs Group, Inc. (The) 2.908%, 06/05/2023	6/20/2027	1.000%	0.849%	$	5,700,000	Quarterly	41,277	8,263	33,014
HCA, Inc. 5.875%, 02/15/2026	6/20/2027	5.000%	1.220%		7,700,000	Quarterly	1,377,545	1,310,898	66,647
Hess Corp. 3.500%, 07/15/2024	6/20/2027	1.000%	1.136%		4,700,000	Quarterly	(30,725)	(51,075)	20,350
Host Hotels & Resorts L.P. 3.875%, 04/01/2024	6/20/2027	1.000%	1.189%		9,750,000	Quarterly	(88,363)	(251,742)	163,379
Howmet Aerospace, Inc. 5.125%, 10/01/2024	6/20/2027	1.000%	1.570%		5,800,000	Quarterly	(155,200)	(229,473)	74,273
Imperial Brands Finance Plc 1.375%, 01/27/2025	6/20/2027	1.000%	0.908%	EUR	8,750,000	Quarterly	43,614	(87,326)	130,940
Intrum AB 3.125%, 07/15/2024	6/20/2027	5.000%	4.026%		2,900,000	Quarterly	136,353	39,803	96,550
iStar, Inc. 4.250%, 08/01/2025	6/20/2027	5.000%	2.850%	$	5,750,000	Quarterly	545,710	306,514	239,196
Johnson Controls International Plc 3.625%, 07/02/2024	6/20/2027	1.000%	0.499%		7,000,000	Quarterly	170,954	168,260	2,694
Koninklijke KPN N.V. 5.625%, 09/30/2024	6/20/2027	1.000%	0.836%	EUR	8,600,000	Quarterly	77,486	16,662	60,824

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SWAPS at March 31, 2022 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2022	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Sell Protection (Continued)
Lincoln National Corp. 3.350%, 03/09/2025	6/20/2027	1.000%	0.959%	$	9,400,000	Quarterly	$17,417	$(64,529)	$81,946
Lumen Technologies, Inc. 7.500%, 04/01/2024	6/20/2027	1.000%	4.418%		10,400,000	Quarterly	(1,478,519)	(1,554,818)	76,299
Marriott International, Inc. 3.125%, 06/15/2026	6/20/2027	1.000%	0.767%		9,400,000	Quarterly	105,237	68,279	36,958
MetLife, Inc. 3.600%, 11/13/2025	6/20/2027	1.000%	0.691%		9,200,000	Quarterly	137,207	112,546	24,661
MGIC Investment Corp. 5.750%, 08/15/2023	6/20/2027	5.000%	1.750%		8,050,000	Quarterly	1,210,796	1,153,905	56,891
Motorola Solutions, Inc. 7.500%, 05/15/2025	6/20/2027	1.000%	0.636%		9,150,000	Quarterly	161,220	134,187	27,033
Naturgy Capital Markets S.A. 1.125%, 04/11/2024	6/20/2027	1.000%	0.894%	EUR	7,950,000	Quarterly	45,869	(35,030)	80,899
Navient Corp. 5.500%, 01/25/2023	6/20/2027	5.000%	4.405%	$	9,400,000	Quarterly	230,228	50,080	180,148
Next Group Plc 3.625%, 05/18/2028	6/20/2027	1.000%	1.045%	EUR	4,450,000	Quarterly	(11,801)	(59,719)	47,918
Nordstrom, Inc. 6.950%, 03/15/2028	6/20/2027	1.000%	3.663%	$	2,850,000	Quarterly	(325,669)	(339,328)	13,659
Occidental Petroleum Corp. 5.550%, 03/15/2026	6/20/2027	1.000%	1.286%		9,650,000	Quarterly	(131,047)	(196,030)	64,983
Ovintiv, Inc. 8.125%, 09/15/2030	6/20/2027	1.000%	1.201%		9,600,000	Quarterly	(92,450)	(261,061)	168,611
Premier Foods Finance Plc 3.500%, 10/15/2026	6/20/2027	5.000%	2.981%	EUR	7,050,000	Quarterly	722,349	544,910	177,439
Prudential Financial, Inc. 3.878%, 03/27/2028	6/20/2027	1.000%	0.691%	$	9,500,000	Quarterly	141,456	71,848	69,608
Radian Group, Inc. 4.500%, 10/01/2024	6/20/2027	5.000%	2.289%		4,850,000	Quarterly	594,783	445,743	149,040
Realogy Group LLC / Realogy Co-Issuer Corp. 4.875%, 06/01/2023	6/20/2027	5.000%	4.108%		2,900,000	Quarterly	107,871	56,169	51,702
Royal Caribbean Cruises Ltd. 5.250%, 11/15/2022	6/20/2027	5.000%	4.202%		8,700,000	Quarterly	290,076	145,947	144,129
SES S.A. 0.875%, 11/04/2027	6/20/2027	1.000%	1.018%	EUR	3,050,000	Quarterly	(3,636)	(26,996)	23,360
Sherwin-Williams Co. (The) 7.375%, 02/01/2027	6/20/2027	1.000%	0.876%	$	9,200,000	Quarterly	53,986	40,037	13,949
Southwest Airlines Co. 5.125%, 06/15/2027	6/20/2027	1.000%	1.225%		2,950,000	Quarterly	(31,688)	(44,496)	12,808
Stora Enso Oyj 2.125%, 06/16/2023	6/20/2027	5.000%	0.995%	EUR	3,450,000	Quarterly	765,686	737,471	28,215
Sudzucker International Finance B.V. 1.250%, 11/29/2023	6/20/2027	1.000%	1.151%		4,650,000	Quarterly	(39,964)	(102,963)	62,999
Teck Resources Ltd. 6.125%, 10/01/2035	6/20/2027	5.000%	1.093%	$	8,000,000	Quarterly	1,487,614	1,428,622	58,992

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SWAPS at March 31, 2022 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2022	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Sell Protection (Continued)
Telefonaktiebolaget LM Ericsson 1.875%, 03/01/2024	6/20/2027	1.000%	1.350%	EUR	8,000,000	Quarterly	$(154,899)	$(260,229)	$105,330
Telefonica Emisiones S.A. 1.528%, 01/17/2025	6/20/2027	1.000%	0.748%		8,000,000	Quarterly	112,009	47,086	64,923
Tesco Plc 6.150%, 11/15/2037	6/20/2027	1.000%	0.737%		8,500,000	Quarterly	124,474	31,857	92,617
Tesla, Inc. 2.000%, 05/15/2024	6/20/2027	1.000%	1.235%	$	7,700,000	Quarterly	(86,054)	(138,302)	52,248
UBS Group AG 3.491%, 05/23/2023	6/20/2027	1.000%	0.706%	EUR	7,700,000	Quarterly	126,244	84,940	41,304
Verizon Communications, Inc. 4.125%, 03/16/2027	6/20/2027	1.000%	0.839%	$	9,500,000	Quarterly	73,098	3,465	69,633
Volkswagen International Finance N.V. 0.875%, 01/16/2023	6/20/2027	1.000%	1.156%	EUR	8,750,000	Quarterly	(77,121)	(81,284)	4,163
Williams Cos., Inc. (The) 4.550%, 06/24/2024	6/20/2027	1.000%	0.799%	$	9,500,000	Quarterly	91,457	9,217	82,240
Xerox Corp. 3.800%, 05/15/2024	6/20/2027	1.000%	3.491%		10,600,000	Quarterly	(1,140,592)	(1,214,722)	74,130
Yum! Brands, Inc. 7.750%, 04/01/2025	6/20/2027	1.000%	1.557%		9,550,000	Quarterly	(249,711)	(294,411)	44,700

Total Sell Protection							$11,674,680	$6,858,259	$4,816,421

Total							$4,570,567	$2,931,760	$1,638,807

(1)

For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)

For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

(3)

For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX North America High Yield Index Series 37.

(4)	Notional amounts are denominated in currency where indicated and the lines below until currency changes.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Description	Maturity Date	Counterparty	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2022	Notional Amount		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection
Mexico Government International Bond 4.150%, 03/28/2027	6/20/2026	Barclays Bank Plc	(1.000%)	0.784%	$	(5,710,000)	Quarterly	$(50,820)	$22,998	$(73,818)

Total Buy Protection								$(50,820)	$22,998	$(73,818)

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SWAPS at March 31, 2022 (Unaudited)(Continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation	Maturity Date	Counterparty	Fund Pays/ Receives Floating Rate	Floating Rate Index and Spread	Notional Amount(1)	Periodic Payment Frequency	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
iBoxx USD Liquid High Yield Index USD	6/20/2022	Bank of America N.A.	Receives	3 Month USD LIBOR + 0.000%	$140,000,000	Quarterly	$(1,521,141)	$—	$(1,521,141)
CNP Assurances EUR	10/28/2022	Goldman Sachs & Co.	Pays	1 Week EURIBOR + 0.550%	EUR (3,321,404)	Monthly	—	—	—
Distell Group Holdings Ltd. ZAR	11/15/2022	Goldman Sachs & Co.	Pays	1 Month SABOR + 1.500%	ZAR (11,929,042)	Monthly	(1,697)	—	(1,697)
Meggitt Plc GBP	8/2/2022	Goldman Sachs & Co.	Pays	1 Month SONIO + 0.550%	GBP (2,766,429)	Monthly	—	—	—
Sanne Group Plc GBP	6/14/2022	Goldman Sachs & Co.	Pays	1 Month SONIO + 0.450%	(1,049,044)	Monthly	—	—	—
Stagecoach Group Plc GBP	12/28/2022	Goldman Sachs & Co.	Pays	1 Month SONIO + 0.900%	(671,690)	Monthly	—	—	—
Distell Group Holdings Ltd. ZAR	11/15/2022	Morgan Stanley & Co.	Pays	1 Month SABOR + 1.250%	ZAR (4,409,916)	Monthly	—	—	—
Entegris, Inc. USD	12/23/2022	Morgan Stanley & Co.	Receives	FEDL01 - 0.400%	$1,479,957	Monthly	—	—	—

Total							$(1,522,838)	$—	$(1,522,838)

(1)	Notional amounts are denominated in foreign currency where indicated and the lines below until currency changed.

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN WRITTEN OPTIONS at March 31, 2022 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
COMMON STOCKS
Call
AbbVie, Inc.	Goldman Sachs & Co.	$155.00	4/14/2022	(7)	$(113,477)	$(5,418)	$(1,069)	$(4,349)
Apple, Inc.	Morgan Stanley & Co.	180.00	4/14/2022	(7)	(122,227)	(1,120)	(1,055)	(65)
Archer-Daniels-Midland Co.	Morgan Stanley & Co.	80.00	4/14/2022	(5)	(45,130)	(5,350)	(789)	(4,561)
Blackstone, Inc.	Morgan Stanley & Co.	140.00	4/14/2022	(8)	(101,552)	(304)	(1,302)	998
Broadcom, Inc.	Morgan Stanley & Co.	660.00	4/14/2022	(1)	(62,968)	(401)	(647)	246
Chevron Corp.	Goldman Sachs & Co.	145.00	4/14/2022	(9)	(146,547)	(16,650)	(1,330)	(15,320)
Coca-Cola Co. (The)	Morgan Stanley & Co.	65.00	4/14/2022	(14)	(86,800)	(98)	(892)	794
ConocoPhillips	Morgan Stanley & Co.	100.00	4/14/2022	(15)	(150,000)	(4,410)	(1,886)	(2,524)
CVS Health Corp.	Morgan Stanley & Co.	110.00	4/14/2022	(9)	(91,089)	(72)	(825)	753
EOG Resources, Inc.	Morgan Stanley & Co.	128.00	4/14/2022	(9)	(107,307)	(824)	(1,573)	749
Exxon Mobil Corp.	Goldman Sachs & Co.	85.00	4/14/2022	(14)	(115,626)	(1,596)	(1,270)	(326)
Interpublic Group of Cos., Inc. (The)	Goldman Sachs & Co.	39.00	4/14/2022	(31)	(109,895)	(233)	(1,821)	1,588
KLA Corp.	Morgan Stanley & Co.	400.00	4/14/2022	(4)	(146,424)	(920)	(2,947)	2,027
Lowe’s Cos., Inc.	Goldman Sachs & Co.	240.00	4/14/2022	(3)	(60,657)	(6)	(1,070)	1,064
Mastercard, Inc.	Morgan Stanley & Co.	400.00	4/14/2022	(3)	(107,214)	(114)	(1,790)	1,676
Morgan Stanley	Morgan Stanley & Co.	105.00	4/14/2022	(11)	(96,140)	(55)	(1,218)	1,163
Nexstar Media Group, Inc.	Morgan Stanley & Co.	185.00	4/14/2022	(1)	(18,848)	(750)	(447)	(303)
Norfolk Southern Corp.	Morgan Stanley & Co.	290.00	4/14/2022	(2)	(57,044)	(820)	(295)	(525)
Nucor Corp.	Morgan Stanley & Co.	145.00	4/14/2022	(10)	(148,650)	(7,670)	(1,817)	(5,853)
Procter & Gamble Co. (The)	Morgan Stanley & Co.	165.00	4/14/2022	(8)	(122,240)	(24)	(1,190)	1,166
Qualcomm, Inc.	Morgan Stanley & Co.	195.00	4/14/2022	(7)	(106,974)	(24)	(1,307)	1,283
Tyson Foods, Inc.	Morgan Stanley & Co.	97.50	4/14/2022	(11)	(98,593)	(110)	(1,548)	1,438
Union Pacific Corp.	Morgan Stanley & Co.	265.00	4/14/2022	(3)	(81,963)	(3,333)	(818)	(2,515)
United Parcel Service, Inc.	Morgan Stanley & Co.	230.00	4/14/2022	(4)	(85,784)	(92)	(671)	579
Unitedhealth Group, Inc.	Morgan Stanley & Co.	500.00	4/14/2022	(2)	(101,994)	(4,200)	(1,073)	(3,127)
Valero Energy Corp.	Goldman Sachs & Co.	95.00	4/14/2022	(4)	(40,616)	(3,300)	(739)	(2,561)
Visa, Inc.	Goldman Sachs & Co.	245.00	4/14/2022	(5)	(110,885)	(70)	(879)	809
Wells Fargo & Co.	Goldman Sachs & Co.	60.00	4/14/2022	(12)	(58,152)	(72)	(1,033)	961
Willis Towers Watson Plc	Morgan Stanley & Co.	240.00	4/14/2022	(21)	(496,062)	(6,720)	(6,276)	(444)

Total Written Options						$(64,756)	$(39,577)	$(25,179)

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS: 0.0%
Consumer Staples: 0.0%
648	Moran Foods LLC*	$648

TOTAL COMMON STOCKS (Cost $0)		648

PREFERRED STOCKS: 3.1%
Financials: 3.0%
	American Financial Group, Inc.
1,789	4.500%, 09/15/2060	40,718
	Assurant, Inc.
2,000	5.250%, 01/15/2061	46,440
	Bank of America Corp.
4,000	4.375%, 11/03/2025(a)	86,600
	Bank of America Corp.
6,000	4.125%, 02/02/2026(a)	127,860
	CNO Financial Group, Inc.
2,000	5.125%, 11/25/2060	44,400
	Eagle Point Credit Co., Inc.
32,000	5.375%, 01/31/2029	766,080
	Equitable Holdings, Inc.
2,800	4.300%, 03/15/2026(a)	55,664
	Federal Agricultural Mortgage Corp.
2,000	5.750%, 07/17/2025(a)	50,300
	First Eagle Alternative Capital BDC, Inc.
26,600	5.000%, 05/25/2026	655,424
	First Republic Bank
2,400	4.125%, 10/30/2025(a)	49,488
	First Republic Bank
8,000	4.250%, 03/30/2026(a)	166,080
	First Republic Bank - Series N
800	4.500%, 12/31/2026(a)	17,664
	Gladstone Investment Corp.
6,600	4.875%, 11/01/2028	164,736
	Oxford Lane Capital Corp.
23,400	5.000%, 01/31/2027	577,278
	PartnerRe Ltd.
1,158	4.875%, 03/15/2026(a)	26,229
	Prudential Financial, Inc.
4,400	4.125%, 09/01/2060	101,112
	Selective Insurance Group, Inc.
2,000	4.600%, 12/15/2025(a)	41,900
	Trinity Capital, Inc.
17,000	7.000%, 01/16/2025	445,187
	W R Berkley Corp.
755	4.250%, 09/30/2060	16,051
	W R Berkley Corp.
5,619	4.125%, 03/30/2061	124,742
	Wells Fargo & Co.
6,000	4.700%, 12/15/2025(a)	132,300

		3,736,253

Real Estate: 0.1%
	Public Storage
1,744	4.125%, 08/14/2025(a)	37,950

TOTAL PREFERRED STOCKS (Cost $3,992,532)		3,774,203

CLOSED-END FUNDS: 0.4%
3,065	Ares Dynamic Credit Allocation Fund, Inc.	44,259

Shares		Value
16,541	BlackRock Corporate High Yield Fund, Inc.	$178,146
7,407	BlackRock Credit Allocation Income Trust	93,032
2,890	BlackRock Debt Strategies Fund, Inc.	30,114
7,676	Blackstone Strategic Credit Fund	100,172
4,076	Eaton Vance Ltd. Duration Income Fund	47,689
6,451	Western Asset High Income Opportunity Fund, Inc.	28,836

TOTAL CLOSED-END FUNDS (Cost $439,038)		522,248

EXCHANGE-TRADED FUNDS: 0.0%
1,482	iShares Preferred & Income Securities ETF	53,975

TOTAL EXCHANGE-TRADED FUNDS (Cost $52,950)		53,975

Principal Amount^
ASSET-BACKED SECURITIES: 13.9%
	AASET Trust
$220,258	Series 2019-2-B 4.458%, 10/16/2039(b)	148,420
244,877	Series 2020-1A-B 4.335%, 01/16/2040(b)	115,949
	AASET US Ltd.
182,877	Series 2018-2A-A 4.454%, 11/18/2038(b)	158,081
	ABPCI Direct Lending Fund ABS I Ltd.
120,000	Series 2020-1A-B 4.935%, 12/20/2030(b)	117,439
	ABPCI Direct Lending Fund CLO I LLC
250,000	Series 2017-1A-DR 4.754%, 04/20/2032(b)(c) 3 mo. USD LIBOR + 4.500%	245,322
	ABPCI Direct Lending Fund IX LLC
500,000	Series 2020-9A-BR 2.768%, 11/18/2031(b)(c) 3 mo. USD LIBOR + 2.500%	493,948
	Adams Outdoor Advertising L.P.
362,586	Series 2018-1-A 4.810%, 11/15/2048(b)	367,295
	Anchorage Credit Funding 4 Ltd.
250,000	Series 2016-4A-CR 3.523%, 04/27/2039(b)	235,754
	Applebee’s Funding LLC / IHOP Funding LLC
247,500	Series 2019-1A-A2I 4.194%, 06/05/2049(b)	246,683
	Ares Finance Co. II LLC
500,000	0.000%, 10/15/2036	500,000
	Atlas Senior Loan Fund Ltd.
350,000	Series 2018-9A-C 2.054%, 04/20/2028(b)(c) 3 mo. USD LIBOR + 1.800%	348,516
	Business Jet Securities LLC
98,698	Series 2020-1A-B 3.967%, 11/15/2035(b)	95,470

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	CARS-DB4 L.P.
$220,000	Series 2020-1A-B1 4.170%, 02/15/2050(b)	$217,421
100,000	Series 2020-1A-B3 4.950%, 02/15/2050(b)	98,673
	Castlelake Aircraft Securitization Trust
121,387	Series 2018-1-A 4.125%, 06/15/2043(b)	109,672
	Castlelake Aircraft Structured Trust
184,002	Series 2021-1A-B 6.656%, 01/15/2046(b)	152,461
	CHCP Ltd.
100,000	Series 2021-FL1-D 3.165%, 02/15/2038(b)(c) 1 mo. USD LIBOR + 3.114%	99,541
	CIFC Funding II Ltd.
250,000	Series 2017-2A-DR 3.354%, 04/20/2030(b)(c) 3 mo. USD LIBOR + 3.100%	245,555
	Digital Brige Issuer LLC
350,000	Series 2021-1A-A2 3.933%, 09/25/2051(b)	337,782
	Dryden Senior Loan Fund
300,000	Series 2021-87A-SUB 0.000%, 05/20/2034(b)(d)	260,190
	Elm Trust
110,000	Series 2020-4A-B 3.866%, 10/20/2029(b)	104,725
	Falcon Aerospace Ltd.
245,854	Series 2017-1-B 6.300%, 02/15/2042(b)	230,859
	First Franklin Mortgage Loan Trust
465,592	Series 2006-FF16-2A4 0.877%, 12/25/2036(c) 1 mo. USD LIBOR + 0.420%	251,732
	Firstkey Revolving Trust
150,000	0.000%, 11/30/2058	144,450
	GAIA Aviation Ltd.
158,269	Series 2019-1-A 3.967%, 12/15/2044(b)(e)	151,515
	GoldentTree Loan Management US CLO 1 Ltd.
250,000	Series 2021-9A-D 3.154%, 01/20/2033(b)(c) 3 mo. USD LIBOR + 2.900%	245,445
	Golub Capital Partners ABS Funding Ltd.
150,000	Series 2020-1A-B 4.496%, 01/22/2029(b)	148,472
	Hotwire Funding LLC
750,000	Series 2021-1-C 4.459%, 11/20/2051(b)	697,919
	Hull Street CLO Ltd.
144,162	Series 2014-1A-CR 2.939%, 10/18/2026(b)(c) 3 mo. USD LIBOR + 2.700%	144,005
	IP Lending II Ltd.
100,000	Series 2021-2A-SNR 3.650%, 07/15/2025(b)	98,058

Principal Amount^		Value
	JOL Air Ltd.
$203,850	Series 2019-1-A 3.967%, 04/15/2044(b)	$186,048
	LCCM Trust
150,000	Series 2021-FL3-C 2.997%, 11/15/2038(b)(c) 1 mo. USD LIBOR + 2.600%	148,485
	LCM 35 Ltd.
520,000	Series 35A-SUB 0.000%, 10/15/2034(b)(d)	421,200
	LoanCore Issuer Ltd.
200,000	Series 2022-CRE7-D 3.150%, 01/17/2037(b)(c) 1 mo. USD LIBOR + 3.100%	200,032
	LoanCore Issuer Ltd.
100,000	Series 2021-CRE5-D 3.397%, 07/15/2036(b)(c) 1 mo. USD LIBOR + 3.000%	97,536
100,000	Series 2021-CRE6-D 3.247%, 11/15/2038(b)(c) 1 mo. USD LIBOR + 2.850%	99,525
	Madison Park Funding XLVIII Ltd.
250,000	Series 2021-48A-D 3.248%, 04/19/2033(b)(c) 3 mo. USD LIBOR + 3.000%	246,949
	Marathon CLO V Ltd.
500,000	Series 2013-5A-A2R 1.930%, 11/21/2027(b)(c) 3 mo. USD LIBOR + 1.450%	495,797
250,000	Series 2013-5A-BR 2.330%, 11/21/2027(b)(c) 3 mo. USD LIBOR + 1.850%	244,523
	MCA Fund Holding LLC
217,141	Series 2020-1-B 4.247%, 11/15/2035(b)	208,260
	MidOcean Credit CLO VII
500,000	Series 2017-7A-CR 2.441%, 07/15/2029(b)(c) 3 mo. USD LIBOR + 2.200%	489,100
	Monroe Capital ABS Funding Ltd.
180,000	Series 2021-1A-A2 2.815%, 04/22/2031(b)	169,604
	Monroe Capital CLO Ltd.
125,991	Series 2014-1A-CR 2.659%, 10/22/2026(b)(c) 3 mo. USD LIBOR + 2.400%	126,038
	Monroe Capital Income Plus ABS Funding LLC
140,000	Series 2022-1A-B 5.150%, 04/30/2032(b)	137,354
	Morgan Stanley ABS Capital I, Inc. Trust
285,456	Series 2006-HE8-A2D 0.677%, 10/25/2036(c) 1 mo. USD LIBOR + 0.220%	159,181
363,901	Series 2007-HE4-A2C 0.687%, 02/25/2037(c) 1 mo. USD LIBOR + 0.230%	145,746
	Morgan Stanley IXIS Real Estate Capital Trust
365,351	Series 2006-2-A4 0.677%, 11/25/2036(c) 1 mo. USD LIBOR + 0.220%	154,881

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Nassau CFO LLC
$177,187	Series 2019-1-A 3.980%, 08/15/2034(b)	$174,966
	Neuberger Berman Loan Advisers Clo 44 Ltd.
250,000	Series 2021-44A-SUB 0.000%, 10/16/2034(b)(d)	219,625
	NewStar Clarendon Fund CLO LLC
490,230	Series 2014-1A-D 4.608%, 01/25/2027(b)(c) 3 mo. USD LIBOR + 4.350%	489,375
	Newtek Small Business Loan Trust
104,517	Series 2018-1-A 2.950%, 02/25/2044(b)(c) 1 mo. PRIME - 0.550%	104,166
47,508	Series 2018-1-B 4.250%, 02/25/2044(b)(c) 1 mo. PRIME + 0.750%	47,480
	Northwoods Capital 20 Ltd.
250,000	Series 2019-20A-DR 4.528%, 01/25/2032(b)(c) 3 mo. USD LIBOR + 4.270%	242,244
	Oxford Finance Funding LLC
386,827	Series 2020-1A-B 4.037%, 02/15/2028(b)	385,068
	Palmer Square Loan Funding Ltd.
250,000	Series 2021-1A-C 3.154%, 04/20/2029(b)(c) 3 mo. USD LIBOR + 2.900%	247,902
200,000	Series 2021-2A-SUB 0.000%, 05/20/2029(b)(d)	180,340
250,000	Series 2021-3A-C 2.754%, 07/20/2029(b)(c) 3 mo. USD LIBOR + 2.500%	244,287
200,000	Series 2021-3A-SUB 0.000%, 07/20/2029(b)(d)	188,123
	PennantPark CLO Ltd.
250,000	Series 2020-2A-D 6.741%, 01/15/2032(b)(c) 3 mo. USD LIBOR + 6.500%	246,728
	ReadyCap Lending Small Business Loan Trust
118,220	Series 2019-2-A 3.000%, 12/27/2044(b)(c) 1 mo. PRIME - 0.500%	116,525
	Republic Finance Issuance Trust
240,000	Series 2020-A-B 3.540%, 11/20/2030(b)	234,379
	Saganaw Insurance Recievables LLC
46,873	Series 2019-1A-A 5.125%, 12/01/2023(b)	46,886
	Sapphire Aviation Finance I Ltd.
141,106	Series 2018-1A-A 4.250%, 03/15/2040(b)	121,283
	Sapphire Aviation Finance II Ltd.
233,783	Series 2020-1A-B 4.335%, 03/15/2040(b)	188,683
	Secured Tenant Site Contract Revenue Notes
116,272	Series 2018-1A-C 3.970%, 06/15/2048(b)	116,893

Principal Amount^		Value
	Sprite Ltd.
$242,425	Series 2021-1-A 3.750%, 11/15/2046(b)	$224,049
	Stack Infrastructure Issuer LLC
445,817	Series 2019-1A-A2 4.540%, 02/25/2044(b)	448,283
	Start Ltd.
161,849	Series 2018-1-A 4.089%, 05/15/2043(b)	149,010
	STWD Ltd.
100,000	Series 2022-FL3-D 2.800%, 11/15/2038(b)(c) 1 mo. USD LIBOR + 2.750%	99,801
	Sunbird Engine Finance LLC
191,782	Series 2020-1A-B 4.703%, 02/15/2045(b)	173,256
	Symphony CLO XXXI Ltd.
650,000	Series 2022-31A-SUB 0.000%, 04/22/2035(b)(d)	584,432
	Thrust Engine Leasing
431,152	Series 2021-1A-B 6.121%, 07/15/2040(b)	401,067
	VB-S1 Issuer LLC - VBTEL
250,000	Series 2022-1A-F 5.268%, 02/15/2052(b)	244,908
	VCP RRL ABS I Ltd.
90,574	Series 2021-1A-C 5.425%, 10/20/2031(b)	90,323
	Venture XIII CLO Ltd.
250,000	Series 2013-13A-SUB 0.000%, 09/10/2029(b)(d)	65,674
	Wachovia Asset Securitization Issuance II LLC Trust
155,594	Series 2007-HE2A-A 0.587%, 07/25/2037(b)(c) 1 mo. USD LIBOR + 0.130%	153,674
	Wingstop Funding LLC
100,000	Series 2022-1A-A2 3.734%, 03/05/2052(b)	100,260
	WRG Debt Funding IV LLC
230,380	Series 2020-1-B 6.535%, 07/15/2028(b)	230,269

TOTAL ASSET-BACKED SECURITIES (Cost $17,830,444)		17,101,570

BANK LOANS: 23.3%
	AAdvantage Loyalty IP Ltd.
700,000	5.500%, 04/20/2028(c) 3 mo. LIBOR + 4.750%	710,500
	Accuride Corp.
44,343	6.256%, 11/17/2023(c) 3 mo. LIBOR + 5.250%	42,087
	AHP Health Partners, Inc.
768,075	4.000%, 08/24/2028(c) 1 mo. LIBOR + 3.500%	762,314
	AI Aqua Merger Sub, Inc.
100,000	0.000%, 07/31/2028(f)	99,203
100,000	4.250%, 07/31/2028(c) 1 mo. SOFR + 3.750%	99,203
	Air Canada
735,000	4.250%, 08/11/2028(c) 6 mo. LIBOR + 3.500%	728,874
	AL NGPL Holdings LLC
324,862	4.750%, 04/14/2028(c) 3 mo. LIBOR + 3.750%	324,051

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	Allen Media LLC
$520,641	6.301%, 02/10/2027(c) 3 mo. LIBOR + 5.500%	$517,257
	AllSpring Buyer LLC
665,323	4.313%, 11/01/2028(c) 3 mo. LIBOR + 3.250%	661,893
	American Rock Salt Co. LLC
99,500	4.750%, 06/09/2028(c) 1 mo. LIBOR + 4.000%	98,692
	Anchor Packaging, Inc.
97,837	4.457%, 07/18/2026(c) 1 mo. LIBOR + 4.000%	96,247
	API Technologies Corp.
97,250	4.707%, 05/09/2026(c) 1 mo. LIBOR + 4.250%	89,713
	ApttusCorp.
99,500	5.000%, 05/08/2028(c) 3 mo. LIBOR + 4.250%	99,500
	Arcline FM Holdings LLC
99,500	5.500%, 06/23/2028(c) 3 mo. LIBOR + 4.750%	98,422
	Arctic Glacier U.S.A., Inc.
100,000	4.506%, 03/20/2024(c) 3 mo. LIBOR + 3.500%	92,973
	Armor Holding II LLC
149,625	0.000%, 12/11/2028(f)	149,750
	Aston FinCo S.A.R.L.
98,000	4.707%, 10/09/2026(c) 1 mo. LIBOR + 4.250%	97,306
	AthenaHealth, Inc.
363,406	4.000%, 02/15/2029(c) 1 mo. SOFR + 3.500%	360,226
	Atlas CC Acquisition Corp.
82,475	5.000%, 05/25/2028(c) 3 mo. LIBOR + 4.250%	82,256
16,775	5.000%, 05/25/2028(c) 3 mo. LIBOR + 4.250%	16,730
	Bausch HealthCos. Inc.
105,000	0.000%, 01/27/2027(f)	104,155
	BCP Renaissance Parent LLC
605,788	4.500%, 10/31/2024(c) 3 mo. LIBOR + 3.500%	598,467
605,788	0.000%, 10/31/2026(f)	598,718
	BCPE Empire Holdings, Inc.
97,561	4.457%, 06/11/2026(c) 1 mo. LIBOR + 4.000%	96,383
99,926	4.500%, 06/11/2026(c) 1 mo. LIBOR + 4.000%	98,864
	Blue Ribbon LLC
98,125	6.750%, 05/08/2028(c) 3 mo. LIBOR + 6.000%	96,653
	BRE / Everbright M6 Borrower LLC
99,500	5.750%, 09/09/2026(c) 1 mo. LIBOR + 5.000%	98,070
	BWAY Holding Co.
57,529	3.481%, 04/03/2024(c) 1 mo. LIBOR + 3.250%	56,840
	CambrexCorp.
99,000	4.250%, 12/04/2026(c) 1 mo. LIBOR + 3.500%	98,304

Principal Amount^		Value
	Camin Cargo Control, Inc.
$96,110	7.500%, 06/04/2026(c) 1 mo. LIBOR + 6.500%	$95,630
	Capstone Acquisition Holdings, Inc.
13,194	0.000%, 11/12/2027(f)	13,216
99,248	5.750%, 11/12/2027(c) 1 mo. LIBOR + 4.750%	99,413
	Cast and Crew Payroll LLC
48,113	3.957%, 02/09/2026(c) 1 mo. LIBOR + 3.500%	47,885
	CCRR Parent, Inc.
99,250	4.756%, 03/06/2028(c) 3 mo. LIBOR + 3.750%	98,940
	CD&R Hydra Buyer, Inc.
97,462	5.250%, 12/11/2024(c) 3 mo. LIBOR + 4.250%	96,390
	Cengage Learning, Inc.
46,750	5.750%, 07/14/2026(c) 6 mo. LIBOR + 4.750%	46,435
	Charter NEX US, Inc.
99,000	4.500%, 12/01/2027(c) 1 mo. LIBOR + 3.750%	98,582
	Clarios Global L.P.
664,521	0.000%, 04/30/2026(f)	657,212
579,243	3.707%, 04/30/2026(c) 1 mo. LIBOR + 3.250%	572,871
	Claros Mortgage Trust, Inc.
100,000	5.000%, 08/09/2026(c) 1 mo. SOFR + 4.500%	99,750
	Comet Acquisition, Inc.
96,750	3.604%, 10/24/2025(c) 3 mo. LIBOR + 3.250%	94,997
	Confluent Medical Technologies, Inc.
100,000	4.250%, 02/09/2029(c) 3 mo. SOFR + 3.750%	98,750
	Connect Finco S.A.R.L
514,747	4.500%, 12/11/2026(c) 1 mo. LIBOR + 3.500%	511,273
	CP Atlas Buyer, Inc.
99,013	4.250%, 11/23/2027(c) 1 mo. LIBOR + 3.750%	96,414
	CPC Acquisition Corp.
198,000	4.756%, 12/29/2027(c) 3 mo. LIBOR + 3.750%	193,050
	CPM Holdings, Inc.
97,000	3.731%, 11/17/2025(c) 1 mo. LIBOR + 3.500%	95,666
	Cross Financial Corp.
99,500	4.813%, 09/15/2027(c) 6 mo. LIBOR + 4.000%	98,920
	Deerfield Dakota Holding LLC
98,250	4.750%, 04/09/2027(c) 1 mo. LIBOR + 3.750%	97,892
	Del Monte Foods, Inc.
100,000	0.000%, 02/15/2029(f)	98,781
	Denali Water Solutions
61,465	5.256%, 03/25/2028(c) 3 mo. LIBOR + 4.250%	60,467
	DG Investment Intermediate Holdings 2, Inc.
99,253	4.250%, 03/31/2028(c) 1 mo. LIBOR + 3.500%	98,397

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	DXP Enterprises, Inc.
$98,750	5.750%, 12/16/2027(c) 1 mo. LIBOR + 4.750%	$98,195
	Eastern Power LLC
655,273	4.756%, 10/02/2025(c) 3 mo. LIBOR + 3.750%	469,379
	Eisner Advisory Group LLC
49,875	0.000%, 07/28/2028(f)	49,688
9,091	5.457%-5.457%, 07/28/2028(c) 1 mo. LIBOR + 5.000%	9,057
90,409	6.000%, 07/28/2028(c) 1 mo. LIBOR + 5.250%	90,070
	Entrans International LLC
66,000	6.457%, 11/01/2024(c) 1 mo. LIBOR + 6.000%	64,680
	EyeCare Partners LLC
98,150	4.756%, 02/18/2027(c) 3 mo. LIBOR + 3.750%	97,061
	Fertitta Entertainment LLC
100,000	4.500%, 01/27/2029(c) 1 mo. SOFR + 4.000%	99,631
	First Brands Group LLC
99,001	6.000%, 03/30/2027(c) 3 mo. LIBOR + 5.000%	98,506
	Firstdigital Communications LLC
50,000	5.000%, 12/17/2026(c) 1 mo. LIBOR + 4.250%	49,633
	Florida Food Products LLC
100,000	5.750%, 10/18/2028(c) 1 mo. LIBOR + 5.000%	99,000
	FR Refuel LLC
88,333	5.207%, 11/08/2028(c) 1 mo. LIBOR + 4.750%	87,008
	Franchise Group Intermediate Holdco LLC
45,293	5.292%, 11/22/2023(c) 3 mo. LIBOR + 4.750%	45,180
81,545	5.500%, 03/10/2026(c) 3 mo. LIBOR + 4.750%	81,545
	GEON Performance Solutions LLC
358,200	5.500%, 08/18/2028(c) 1 mo. LIBOR + 4.750%	358,202
	Gibson Brands Inc.
100,000	5.750%, 08/11/2028(c) 3 mo. LIBOR + 5.000%	98,375
	GIP II Blue Holding, L.P
379,050	5.506%, 09/29/2028(c) 3 mo. LIBOR + 4.500%	378,576
	Global Medical Response, Inc.
259,331	5.250%, 03/14/2025(c) 6 mo. LIBOR + 4.250%	258,173
	GT Polaris, Inc.
99,002	4.500%, 09/24/2027(c) 3 mo. LIBOR + 3.750%	98,262
	Hamilton Projects Acquiror LLC
137,999	5.506%, 06/17/2027(c) 3 mo. LIBOR + 4.500%	135,814
	Help at Home, Inc.
150,000	0.000%, 10/29/2027(f)	148,500
	Help At Home, Inc.
89,331	6.000%, 10/29/2027(c) 3 mo. LIBOR + 5.000%	88,438

Principal Amount^		Value
$9,944	6.000%, 10/29/2027(c) 3 mo. LIBOR + 5.000%	$9,845
	Higginbotham Insurance Agency, Inc.
5,741	6.250%-6.250%, 11/25/2026(c) 3 mo. LIBOR + 5.500%	5,674
99,316	6.250%, 11/25/2026(c) 1 mo. LIBOR + 5.500%	98,122
	HighTower Holdings LLC
79,600	4.750%, 04/21/2028(c) 3 mo. LIBOR + 4.000%	79,003
19,950	4.750%, 04/21/2028(c) 3 mo. LIBOR + 4.000%	19,800
	Holding Socotec SAS
100,000	5.256%, 06/30/2028(c) 3 mo. LIBOR + 4.250%	99,500
	IBC Capital Ltd.
78,862	4.666%, 09/11/2023(c) 3 mo. LIBOR + 3.750%	77,408
	ICON Luxembourg S.A.R.L.
501,576	3.313%, 07/03/2028(c) 3 mo. LIBOR + 2.250%	499,853
132,943	3.313%, 07/03/2028(c) 3 mo. LIBOR + 2.250%	132,486
	Illuminate Buyer LLC
46,995	3.957%, 06/30/2027(c) 1 mo. LIBOR + 3.500%	45,527
	Ilpea Parent Inc.
694,986	0.000%, 06/22/2028(f)	682,823
98,481	5.250%, 06/22/2028(c) 1 mo. LIBOR + 4.500%	96,757
	Ilpea Parent, Inc.
684,427	5.250%, 03/02/2023(c) 1 mo. LIBOR + 4.500%	672,449
	Imagefirst Holdings LLC
95,602	5.250%-5.506%, 04/27/2028(c) 3 mo. LIBOR + 4.500%	94,168
3,704	5.250%, 04/27/2028(c) 3 mo. LIBOR + 4.500%	3,648
	Imprivata,, Inc.
250,000	0.000%, 12/01/2027(f)	249,479
	Jazz Financing Lux S.A.R.L.
501,213	4.000%, 05/05/2028(c) 1 mo. LIBOR + 3.500%	499,992
	Jones DesLauriers Insurance Management Inc.
99,750 (CAD)	5.000%, 03/17/2028(c) 3 mo. CDOR + 4.250%	78,029
	Kronos Acquisition Holdings Inc.
108,342	4.250%, 12/22/2026(c) 3 mo. LIBOR + 3.750%	101,661
	Laseraway Intermediate Holdings II LLC
100,000	6.500%, 10/12/2027(c) 3 mo. LIBOR + 5.750%	99,000
	LTI Holdings, Inc.
96,500	3.957%, 09/06/2025(c) 1 mo. LIBOR + 3.500%	94,489
	Mavis Tire Express Services Corp.
99,500	4.750%, 05/04/2028(c) 1 mo. LIBOR + 4.000%	99,113
	MB2 Dental Solutions LLC
56,993	7.000%-8.500%, 01/29/2027(c) 6 mo. LIBOR + 6.000%	56,423

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	MB2 Dental Solutions LLC (Continued)
$109,538	7.000%, 01/29/2027(c) 3 mo. LIBOR + 6.000%	$107,775
	Medline Borrower, L.P.
410,000	3.750%, 10/23/2028(c) 1 mo. LIBOR + 3.250%	406,386
	Meridian Adhesives Group, Inc.
140,000	4.750%, 07/24/2028(c) 6 mo. LIBOR + 4.000%	138,425
	Midcap Financial Holdings Trust
250,000	1.886%, 11/22/2028(c) 2 mo. LIBOR	250,242
	Midwest Veterinary Partners LLC
99,500	4.750%, 04/27/2028(c) 1 mo. LIBOR + 4.000%	98,692
	Mileage Plus Holdings LLC
100,000	6.250%, 06/21/2027(c) 3 mo. LIBOR + 5.250%	104,097
	MIP V Waste Holdings LLC
400,000	3.750%, 12/08/2028(c) 1 mo. LIBOR + 3.250%	396,834
	Moran Foods LLC
11,644	8.006%, 04/01/2024(c) 3 mo. LIBOR + 7.000%	11,577
14,951	10.756%, 10/01/2024(c) 3 mo. LIBOR + 9.750%	12,335
	MPH Acquisition Holdings LLC
350,000	0.000%, 09/01/2028(f)	340,879
758,100	4.758%, 09/01/2028(c) 3 mo. LIBOR + 4.250%	738,344
	NA Rail Hold Co. LLC
98,744	4.250%, 10/19/2026(c) 3 mo. LIBOR + 4.000%	98,805
	National Mentor Holdings, Inc.
94,857	4.500%-4.760%, 03/02/2028(c) 1 mo. LIBOR + 3.750%	92,024
	NFM & J, L.P.
25,144	6.750%-6.750%, 11/30/2027(c) 1 mo. LIBOR + 5.750%	24,884
49,588	6.750%, 11/30/2027(c) 1 mo. LIBOR + 5.750%	49,076
	NFP Corp.
48,377	3.707%, 02/15/2027(c) 1 mo. LIBOR + 3.250%	47,591
	NorthRiver Midstream Finance L.P.
580,742	3.464%, 10/01/2025(c) 3 mo. LIBOR + 3.250%	576,753
	Organon & Co.
525,471	3.563%, 06/02/2028(c) 3 mo. LIBOR + 3.000%	523,500
	Pacific Bells LLC
98,722	5.000%, 10/13/2028(c) 1 mo. LIBOR + 4.500%	97,981
	Packers Holdings LLC
99,258	4.000%, 03/09/2028(c) 3 mo. LIBOR + 3.250%	97,943
	PAI Holdco, Inc.
99,250	4.250%, 10/28/2027(c) 3 mo. LIBOR + 3.500%	98,506
	Park River Holdings, Inc.
198,499	4.000%, 12/28/2027(c) 3 mo. LIBOR + 3.250%	194,441

Principal Amount^		Value
	PECF USS Intermediate Holding IIICorp.
$100,000	4.758%, 12/15/2028(c) 3 mo. LIBOR + 4.250%	$99,241
	Pelican Products, Inc.
100,000	5.256%, 12/29/2028(c) 3 mo. LIBOR + 4.250%	98,250
	Peraton Holding Corp.
97,211	4.500%, 02/01/2028(c) 1 mo. LIBOR + 3.750%	96,725
	PetVet Care Centers LLC
197,975	4.250%, 02/14/2025(c) 1 mo. LIBOR + 3.500%	197,295
	Planview Parent, Inc.
98,750	5.006%, 12/17/2027(c) 3 mo. LIBOR + 4.000%	97,763
	Playpower, Inc.
90,106	6.496%, 05/08/2026(c) 3 mo. LIBOR + 5.500%	85,516
	Polaris Newco LLC
109,064	4.500%, 06/02/2028(c) 1 mo. LIBOR + 4.000%	108,423
	Pro Mach Group, Inc.
7,542	4.000%-5.000%, 08/31/2028(c) 3 mo. LIBOR + 4.000%	7,518
86,034	5.000%, 08/31/2028(c) 3 mo. LIBOR + 4.000%	85,765
	Project Ruby Ultimate Parent Corp.
99,000	4.000%, 03/03/2028(c) 1 mo. LIBOR + 3.250%	98,159
	Propulsion (BC) Finco S.a.r.l.
300,000	0.000%, 02/10/2029(f)	299,064
	Protective Industrial Products, Inc.
198,500	4.750%, 12/29/2027(c) 1 mo. LIBOR + 4.000%	196,019
	Quirch Foods Holdings LLC
98,750	5.500%, 10/27/2027(c) 3 mo. LIBOR + 4.500%	98,380
	RCP Vega, Inc.
88,413	5.207%, 04/30/2026(c) 1 mo. LIBOR + 4.750%	87,875
	Resonetics LLC
99,750	4.750%, 04/28/2028(c) 3 mo. LIBOR + 4.000%	98,940
	Restaurant Technologies, Inc.
200,000	0.000%, 03/17/2029(f)	198,750
	SCP Eye Care Services LLC
84,588	6.000%, 03/16/2028(c) 6 mo. LIBOR + 4.500%	83,636
	ScribeAmerica Intermediate Holdco LLC
46,972	4.957%, 04/03/2025(c) 1 mo. LIBOR + 4.500%	43,018
	Service Logic Acquisition, Inc.
14,575	4.750%-4.750%, 10/29/2027(c) 2 mo. LIBOR + 4.000%	14,454
77,175	4.750%, 10/29/2027(c) 2 mo. LIBOR + 4.000%	76,532
	Sitecore Holding III A/S
101,736	7.803%, 09/01/2028(c) 3 mo. LIBOR + 7.000%	100,534

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	SkyMiles IP Ltd.
$200,000	4.750%, 10/20/2027(c) 3 mo. LIBOR + 3.750%	$207,062
	Solis IV BV
100,000	4.000%, 02/26/2029(c) 3 mo. SOFR + 3.500%	98,157
	Southern Veterinary Partners LLC
99,060	5.000%, 10/05/2027(c) 6 mo. LIBOR + 4.000%	98,565
	Sovos Brands Intermediate, Inc.
82,897	4.500%, 06/08/2028(c) 6 mo. LIBOR + 3.750%	82,230
	Sovos Compliance LLC
85,061	5.000%, 08/11/2028(c) 1 mo. LIBOR + 4.500%	85,061
	SP PF Buyer LLC
148,092	4.957%, 12/22/2025(c) 1 mo. LIBOR + 4.500%	141,150
	Sweetwater Borrower LLC
100,000	5.500%, 08/07/2028(c) 1 mo. LIBOR + 4.750%	99,000
	Syndigo LLC
148,875	5.250%, 12/15/2027(c) 6 mo. LIBOR + 4.500%	147,386
	System One Holdings LLC
760,000	0.000%, 03/02/2028(f)	753,354
756,200	4.750%, 03/02/2028(c) 6 mo. SOFR + 4.000%	749,587
	Teneo Holdings LLC
67,731	6.250%, 07/11/2025(c) 1 mo. SOFR + 5.250%	67,266
	Tibco Software, Inc.
98,250	4.210%, 06/30/2026(c) 1 mo. LIBOR + 3.750%	97,882
	Trans Union LLC
50,000	0.000%, 12/03/2029(f)	50,031
	TricorBraun Holdings, Inc.
99,280	3.750%, 03/03/2028(c) 1 mo. LIBOR + 3.250%	97,074
	Truck Hero, Inc.
99,000	4.000%, 01/31/2028(c) 1 mo. LIBOR + 3.250%	96,185
	TVC Albany, Inc.
96,500	3.960%, 07/23/2025(c) 1 mo. LIBOR + 3.500%	93,786
	UGI Energy Services LLC
233,400	4.207%, 08/13/2026(c) 1 mo. LIBOR + 3.750%	233,254
	United Airlines, Inc.
650,088	4.500%, 04/21/2028(c) 3 mo. LIBOR + 3.750%	643,541
	Venture Global Calcasieu Pass LLC
37,572	2.820%-2.843%, 08/19/2026(c) 1 mo. LIBOR + 2.375%	37,384
	Vertical US Newco, Inc.
98,756	4.019%, 07/30/2027(c) 6 mo. LIBOR + 3.500%	98,015
	Weber-Stephen Products LLC
100,000	5.000%, 10/30/2027(c) 3 mo. SOFR + 4.250%	98,750
	Women’s Care Enterprises LLC
199,000	5.250%, 01/15/2028(c) 3 mo. LIBOR + 4.500%	196,824

Principal Amount^		Value
	Wrench Group LLC
$98,742	5.006%, 04/30/2026(c) 3 mo. LIBOR + 4.000%	$98,125
	Xplornet Communications, Inc.
99,500	4.500%, 10/02/2028(c) 1 mo. LIBOR + 4.000%	97,894
	Yak Access LLC
100,000	10.954%, 07/10/2026(c) 3 mo. LIBOR + 10.000%	65,209
	Zep Inc.
21,573	5.000%, 08/12/2024(c) 12 mo. LIBOR + 4.000%	20,708

TOTAL BANK LOANS (Cost $29,133,295)		28,775,231

CORPORATE BONDS: 32.2%
Basic Materials: 1.1%
	Alcoa Nederland Holding B.V.
200,000	5.500%, 12/15/2027(b)	207,310
	Carpenter Technology Corp.
150,000	7.625%, 03/15/2030	153,781
	Clearwater Paper Corp.
37,000	4.750%, 08/15/2028(b)	34,431
	Compass Minerals International, Inc.
100,000	6.750%, 12/01/2027(b)	101,383
	EverArc Escrow S.A.R.L.
100,000	5.000%, 10/30/2029(b)	91,563
	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
80,000	9.000%, 07/01/2028(b)	81,100
	INEOS Quattro Finance 2 Plc
200,000	3.375%, 01/15/2026(b)	185,334
	Ingevity Corp.
150,000	3.875%, 11/01/2028(b)	135,850
	Kaiser Aluminum Corp.
100,000	4.500%, 06/01/2031(b)	89,822
	Minerals Technologies, Inc.
65,000	5.000%, 07/01/2028(b)	61,993
	Valvoline, Inc.
100,000	3.625%, 06/15/2031(b)	86,739
	WR Grace Holdings LLC
100,000	4.875%, 06/15/2027(b)	97,880

		1,327,186

Communications: 2.1%
	Altice France S.A.
200,000	5.500%, 10/15/2029(b)	179,728
	AMC Networks, Inc.
50,000	4.250%, 02/15/2029	46,725
	British Telecommunications Plc
200,000	4.875%, 11/23/2081(b)(d) 5 year CMT + 3.493%	190,471
	CCO Holdings LLC / CCO Holdings Capital Corp.
85,000	4.250%, 02/01/2031(b)	77,248
70,000	4.500%, 06/01/2033(b)	62,578
	Connect Finco S.A.R.L / Connect US Finco LLC
200,000	6.750%, 10/01/2026(b)	203,739
	Houghton Mifflin Harcourt Publishers, Inc.
50,000	9.000%, 02/15/2025(b)	52,281

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Communications (continued)
	LCPR Senior Secured Financing DAC
$50,000	6.750%, 10/15/2027(b)	$51,432
200,000	5.125%, 07/15/2029(b)	191,340
	Level 3 Financing, Inc.
249,000	4.250%, 07/01/2028(b)	228,847
	Match Group Holdings II LLC
50,000	4.625%, 06/01/2028(b)	48,587
	Mav Acquisition Corp.
150,000	8.000%, 08/01/2029(b)	142,073
	McGraw-Hill Education, Inc.
100,000	5.750%, 08/01/2028(b)	95,586
	Radiate Holdco LLC / Radiate Finance, Inc.
150,000	4.500%, 09/15/2026(b)	144,703
	Switch Ltd.
100,000	3.750%, 09/15/2028(b)	97,360
	UPC Broadband Finco B.V.
200,000	4.875%, 07/15/2031(b)	189,340
	ViacomCBS, Inc.
60,000	4.950%, 05/19/2050	62,743
	Virgin Media Finance Plc
100,000	5.000%, 07/15/2030(b)	94,590
	Virgin Media Vendor Financing Notes IV DAC
200,000	5.000%, 07/15/2028(b)	192,381
	Vodafone Group Plc
100,000	5.125%, 06/04/2081(d) 5 year CMT + 3.073%	88,413
	VZ Secured Financing B.V.
200,000	5.000%, 01/15/2032(b)	187,305

		2,627,470

Consumer, Cyclical: 2.2%
	1011778 BC ULC / New Red Finance, Inc.
100,000	4.000%, 10/15/2030(b)	90,880
	Air Canada
100,000 (CAD)	4.625%, 08/15/2029(b)	75,447
	Air Canada Pass Through Trust
21,857	Series 2020-2-A 5.250%, 10/01/2030(b)	22,626
	Asbury Automotive Group, Inc.
44,000	4.625%, 11/15/2029(b)	41,214
	Beacon Roofing Supply, Inc.
19,000	4.125%, 05/15/2029(b)	17,587
	Boyne USA, Inc.
100,000	4.750%, 05/15/2029(b)	96,129
	CD&R Smokey Buyer, Inc.
100,000	6.750%, 07/15/2025(b)	102,919
	Deuce Finco Plc
100,000 (GBP)	5.500%, 06/15/2027(b)	126,054
	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
100,000	4.625%, 01/15/2029(b)	94,548
	Hilton Domestic Operating Co., Inc.
150,000	4.000%, 05/01/2031(b)	142,251
50,000	3.625%, 02/15/2032(b)	45,084
	Hyatt Hotels Corp.
95,000	5.750%, 04/23/2030	105,164

Principal Amount^		Value
Consumer, Cyclical (continued)
	JB Poindexter & Co., Inc.
$75,000	7.125%, 04/15/2026(b)	$76,420
	Marriott International, Inc.
70,000	4.625%, 06/15/2030	72,648
130,000	2.850%, 04/15/2031	118,862
50,000	3.500%, 10/15/2032	47,693
	Murphy Oil USA, Inc.
125,000	3.750%, 02/15/2031(b)	114,323
	Nordstrom, Inc.
160,000	4.375%, 04/01/2030	149,752
	Papa John’s International, Inc.
100,000	3.875%, 09/15/2029(b)	91,896
	Penn National Gaming, Inc.
100,000	4.125%, 07/01/2029(b)	89,630
	PetSmart, Inc. / PetSmart Finance Corp.
250,000	4.750%, 02/15/2028(b)	242,481
	Powdr Corp.
14,000	6.000%, 08/01/2025(b)	14,373
	Scientific Games Holdings LP / Scientific Games US FinCo, Inc.
100,000	6.625%, 03/01/2030(b)	98,700
	Scotts Miracle-Gro Co. (The)
50,000	4.000%, 04/01/2031	43,689
	Six Flags Theme Parks, Inc.
35,000	7.000%, 07/01/2025(b)	36,586
	Station Casinos LLC
150,000	4.625%, 12/01/2031(b)	137,479
	Suburban Propane Partners L.P. / Suburban Energy Finance Corp.
100,000	5.875%, 03/01/2027	101,510
	Suburban Propane Partners LP / Suburban Energy Finance Corp.
100,000	5.000%, 06/01/2031(b)	93,885
	Superior Plus L.P. / Superior General Partner, Inc.
100,000	4.500%, 03/15/2029(b)	94,082
	Wabash National Corp.
100,000	4.500%, 10/15/2028(b)	90,125
	WMG Acquisition Corp.
100,000	3.750%, 12/01/2029(b)	94,208

		2,768,245

Consumer, Non-cyclical: 3.2%
	ADT Security Corp. (The)
100,000	4.875%, 07/15/2032(b)	92,204
	Altria Group, Inc.
10,000	4.450%, 05/06/2050	9,105
	APi Escrow Corp.
100,000	4.750%, 10/15/2029(b)	93,064
	Avantor Funding, Inc.
75,000	4.625%, 07/15/2028(b)	74,159
	Bausch Health Cos., Inc.
725,000	4.875%, 06/01/2028(b)	695,170
	BCP V Modular Services Finance II Plc
100,000 (EUR)	4.750%, 11/30/2028(b)	106,548
	Carriage Services, Inc.
100,000	4.250%, 05/15/2029(b)	93,586
	Central Garden & Pet Co.
85,000	4.125%, 10/15/2030	76,854

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Consumer, Non-cyclical (continued)
	Charles River Laboratories International, Inc.
$100,000	4.000%, 03/15/2031(b)	$94,074
	Cheplapharm Arzneimittel GmbH
250,000	5.500%, 01/15/2028(b)	242,361
	CPI CG, Inc.
93,000	8.625%, 03/15/2026(b)	90,625
	DaVita, Inc.
49,000	4.625%, 06/01/2030(b)	45,962
	Endo Luxembourg Finance Co. I S.A.R.L / Endo US, Inc.
100,000	6.125%, 04/01/2029(b)	91,371
	FAGE International S.A. / FAGE USA Dairy Industry, Inc.
200,000	5.625%, 08/15/2026(b)	197,870
	HCA, Inc.
100,000	3.625%, 03/15/2032(b)	98,089
	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.
50,000	3.750%, 12/01/2031(b)	46,515
	Kraft Heinz Foods Co.
50,000	5.000%, 06/04/2042	53,500
80,000	4.375%, 06/01/2046	79,070
25,000	4.875%, 10/01/2049	26,383
	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
12,000	7.000%, 12/31/2027(b)	9,835
	Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc.
200,000	5.000%, 02/01/2026(b)	192,256
	Mozart Debt Merger Sub, Inc.
150,000	3.875%, 04/01/2029(b)	138,754
100,000	5.250%, 10/01/2029(b)	93,592
	Nielsen Finance LLC / Nielsen Finance Co.
100,000	4.500%, 07/15/2029(b)	99,970
	Option Care Health, Inc.
100,000	4.375%, 10/31/2029(b)	93,933
	Post Holdings, Inc.
100,000	4.500%, 09/15/2031(b)	88,600
	Prime Security Services Borrower LLC / Prime Finance, Inc.
75,000	3.375%, 08/31/2027(b)	68,813
	Rent-A-Center, Inc.
150,000	6.375%, 02/15/2029(b)	137,578
	Sabre GLBL, Inc.
125,000	7.375%, 09/01/2025(b)	130,733
	Sotheby’s/Bidfair Holdings, Inc.
200,000	5.875%, 06/01/2029(b)	193,869
	Spectrum Brands, Inc.
50,000	5.500%, 07/15/2030(b)	48,089
	Tenet Healthcare Corp.
15,000	4.625%, 06/15/2028(b)	14,792
	US Foods, Inc.
70,000	6.250%, 04/15/2025(b)	72,015
50,000	4.750%, 02/15/2029(b)	47,753
100,000	4.625%, 06/01/2030(b)	92,935
	WW International, Inc.
100,000	4.500%, 04/15/2029(b)	81,167

		3,911,194

Principal Amount^		Value
Energy: 4.0%
	BP Capital Markets Plc
$250,000	4.875%, 03/22/2030(d)(a) 5 year CMT + 4.398%	$251,406
	Cheniere Corpus Christi Holdings LLC
100,000	3.520%, 12/31/2039	91,689
	DCP Midstream Operating L.P.
100,000	3.250%, 02/15/2032	90,201
	DT Midstream, Inc.
100,000	4.125%, 06/15/2029(b)	96,029
	Energy Transfer L.P.
775,000	6.250%, 02/15/2023(d)(a) 3 mo. USD LIBOR + 4.028%	665,531
	EnLink Midstream LLC
245,000	5.625%, 01/15/2028(b)	250,439
	EnLink Midstream Partners L.P.
345,000	4.150%, 06/01/2025	343,824
	Global Partners L.P. / GLP Finance Corp.
200,000	7.000%, 08/01/2027	200,217
25,000	6.875%, 01/15/2029	24,735
	Harvest Midstream I L.P.
500,000	7.500%, 09/01/2028(b)	512,845
	ITT Holdings LLC
250,000	6.500%, 08/01/2029(b)	231,440
	Midwest Connector Capital Co. LLC
99,000	4.625%, 04/01/2029(b)	100,257
	MPLX L.P.
665,000	Series B 6.875%, 02/15/2023(d)(a) 3 mo. USD LIBOR + 4.652%	655,025
	Northriver Midstream Finance L.P.
125,000	5.625%, 02/15/2026(b)	124,674
	NuStar Logistics L.P.
100,000	6.375%, 10/01/2030	101,460
	Occidental Petroleum Corp.
405,000	2.900%, 08/15/2024	402,615
285,000	5.500%, 12/01/2025	300,361
100,000	7.875%, 09/15/2031	124,955
	Ovintiv Exploration, Inc.
210,000	5.625%, 07/01/2024	221,087
	Parkland Corp.
100,000	4.625%, 05/01/2030(b)	93,152

		4,881,942

Financial: 15.7%
	Aegon N.V.
500,000	5.500%, 04/11/2048(d) 6 mo. USD LIBOR + 3.540%	527,775
	Alliance Data Systems Corp.
375,000	4.750%, 12/15/2024(b)	369,326
	American Equity Investment Life Holding Co.
25,000	5.000%, 06/15/2027	26,162
	AmWINS Group, Inc.
50,000	4.875%, 06/30/2029(b)	47,814
	Apollo Management Holdings L.P.
700,000	4.950%, 01/14/2050(b)(d) 5 year CMT + 3.266%	664,045
	Avolon Holdings Funding Ltd.
205,000	5.500%, 01/15/2026(b)	212,033
	AXIS Specialty Finance LLC
400,000	4.900%, 01/15/2040(d) 5 year CMT + 3.186%	392,000

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial (continued)
	Bank of America Corp.
$945,000	4.375%, 01/27/2027(a)(d) 5 year CMT + 2.760%	$890,662
	Bank of New York Mellon Corp. (The)
30,000	4.700%, 09/20/2025(a)(d) 5 year CMT + 4.358%	30,795
	Brazilian Merchant Voucher Receivables Ltd.
200,000	4.180%, 04/07/2028(g)	194,181
	Business Development Corp. of America
225,000	4.850%, 12/15/2024(b)	227,759
	Charles Schwab Corp. (The)
100,000	4.000%, 12/01/2030(a)(d) 10 year CMT + 3.079%	89,937
	CION Investment Corp.
230,000	4.500%, 02/11/2026	221,605
	Citigroup, Inc.
100,000	4.000%, 12/10/2025(a)(d) 5 year CMT + 3.597%	96,500
150,000	3.875%, 02/18/2026(a)(d) 5 year CMT + 3.417%	142,031
	Credit Acceptance Corp.
535,000	6.625%, 03/15/2026	546,422
	Cushman & Wakefield US Borrower LLC
21,000	6.750%, 05/15/2028(b)	21,980
	Doctors Co. An Interinsurance Exchange (The)
515,000	4.500%, 01/18/2032(b)	491,795
	Drawbridge Special Opportunities Fund L.P. / Drawbridge Special Opportunities Fin
710,000	3.875%, 02/15/2026(b)	689,050
	EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM
830,000	5.875%, 04/01/2027(b)	830,000
	Enstar Finance LLC
200,000	5.750%, 09/01/2040(a)(d) 5 year CMT + 5.468%	198,000
770,000	5.500%, 01/15/2042(d) 5 year CMT + 4.006%	735,350
	Equitable Holdings, Inc.
150,000	4.950%, 09/15/2025(a)(d) 5 year CMT + 4.736%	147,750
	Fairfax India Holdings Corp.
320,000	5.000%, 02/26/2028(b)	316,834
	Fidelis Insurance Holdings Ltd.
630,000	6.625%, 04/01/2041(b)(d) 5 year CMT + 6.323%	619,555
	FS KKR Capital Corp.
100,000	3.250%, 07/15/2027	92,623
	Gladstone Capital Corp.
545,000	5.125%, 01/31/2026	568,844
	Global Atlantic Fin Co.
100,000	4.700%, 10/15/2051(b)(d) 5 year CMT + 3.796%	94,750
	GLP Capital L.P. / GLP Financing II, Inc.
50,000	5.300%, 01/15/2029	52,611

Principal Amount^		Value
Financial (continued)
$140,000	4.000%, 01/15/2031	$135,999
	Goldman Sachs Group, Inc. (The)
100,000	Series U 3.650%, 08/10/2026(a)(d) 5 year CMT + 2.915%	91,750
	Home Point Capital, Inc.
200,000	5.000%, 02/01/2026(b)	164,181
	Host Hotels & Resorts L.P.
150,000	3.500%, 09/15/2030	143,259
	HUB International Ltd.
50,000	5.625%, 12/01/2029(b)	47,845
	Hunt Cos., Inc.
100,000	5.250%, 04/15/2029(b)	95,460
	Iron Mountain, Inc.
25,000	4.500%, 02/15/2031(b)	23,120
150,000	5.625%, 07/15/2032(b)	148,052
	Jane Street Group / JSG Finance, Inc.
100,000	4.500%, 11/15/2029(b)	94,879
	Jefferies Finance LLC / JFIN Co-Issuer Corp.
200,000	5.000%, 08/15/2028(b)	191,903
	Kennedy-Wilson, Inc.
100,000	4.750%, 03/01/2029	96,610
100,000	4.750%, 02/01/2030	95,286
100,000	5.000%, 03/01/2031	95,808
	KKR Core Holding Co. LLC
20,000	4.000%, 08/12/2031	18,931
	Kuvare US Holdings, Inc.
100,000	7.000%, 02/17/2051(b)(d) 5 year CMT + 6.541%	104,500
	Liberty Mutual Group, Inc.
220,000	4.300%, 02/01/2061(b)	175,384
	LPL Holdings, Inc.
150,000	4.000%, 03/15/2029(b)	142,555
	Markel Corp.
210,000	6.000%, 06/01/2025(a)(d) 5 year CMT + 5.662%	217,612
	MetLife, Inc.
70,000	3.850%, 09/15/2025(a)(d) 5 year CMT + 3.576%	69,209
	Nationwide Mutual Insurance Co.
130,000	4.350%, 04/30/2050(b)	129,885
	NFP Corp.
170,000	6.875%, 08/15/2028(b)	162,141
	OFS Capital Corp.
620,000	4.750%, 02/10/2026	614,474
	OneAmerica Financial Partners, Inc.
70,000	4.250%, 10/15/2050(b)	67,736
	OneMain Finance Corp.
100,000	4.000%, 09/15/2030	88,389
	Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc.
590,000	6.375%, 02/01/2027(b)	602,101
	PartnerRe Finance B LLC
615,000	4.500%, 10/01/2050(d) 5 year CMT + 3.815%	596,550
	PennantPark Investment Corp.
140,000	4.000%, 11/01/2026	133,265
	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
150,000	3.875%, 03/01/2031(b)	135,229

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial (continued)
	Ryan Specialty Group LLC
$100,000	4.375%, 02/01/2030(b)	$94,625
	Scentre Group Trust
610,000	5.125%, 09/24/2080(b)(d) 5 year CMT + 4.685%	599,325
	Sculptor Alternative Solutions LLC
500,000	6.000%, 05/15/2029(b)	499,150
	Sirius International Group Ltd.
700,000	4.600%, 11/01/2026(b)	686,427
	Starwood Property Trust, Inc.
475,000	4.375%, 01/15/2027(b)	461,389
	Strategic Credit Opportunities Partners LLC
345,000	4.250%, 04/01/2026	330,962
	Trinity Capital, Inc.
320,000	4.375%, 08/24/2026	309,697
	United Insurance Holdings Corp.
530,000	6.250%, 12/15/2027	520,719
	United Wholesale Mortgage LLC
100,000	5.500%, 11/15/2025(b)	97,168
100,000	5.500%, 04/15/2029(b)	89,310
	Universal Insurance Holdings, Inc.
345,000	Series QIB 5.625%, 11/30/2026(b)	329,804
	VC 3 LS 2021 L.P.
757,771	3.500%, 10/15/2041	749,056
	Wells Fargo & Co.
100,000	3.900%, 03/15/2026(a)(d) 5 year CMT + 3.453%	95,717
	Wilton RE Ltd.
250,000	6.000%, 10/22/2030(a)(b)(d) 5 year CMT + 5.266%	240,700

		19,324,351

Industrial: 1.6%
	Arcosa, Inc.
100,000	4.375%, 04/15/2029(b)	95,002
	Artera Services LLC
110,000	9.033%, 12/04/2025(b)	108,750
	Atkore, Inc.
100,000	4.250%, 06/01/2031(b)	93,154
	Boeing Co. (The)
200,000	5.150%, 05/01/2030	213,625
100,000	5.705%, 05/01/2040	112,823
100,000	5.805%, 05/01/2050	115,771
	Cleaver-Brooks, Inc.
100,000	7.875%, 03/01/2023(b)	95,390
	Flowserve Corp.
60,000	3.500%, 10/01/2030	56,919
	GrafTech Finance, Inc.
105,000	4.625%, 12/15/2028(b)	97,843
	Great Lakes Dredge & Dock Corp.
100,000	5.250%, 06/01/2029(b)	95,624
	Harsco Corp.
175,000	5.750%, 07/31/2027(b)	169,792
	Intertape Polymer Group, Inc.
100,000	4.375%, 06/15/2029(b)	103,123
	James Hardie International Finance DAC
250,000	5.000%, 01/15/2028(b)	246,595

Principal Amount^		Value
Industrial (continued)
	Mauser Packaging Solutions Holding Co.
$50,000	8.500%, 04/15/2024(b)	$51,014
	New Enterprise Stone & Lime Co., Inc.
75,000	9.750%, 07/15/2028(b)	75,739
	PGT Innovations, Inc.
100,000	4.375%, 10/01/2029(b)	93,657
	Standard Industries, Inc.
50,000	4.375%, 07/15/2030(b)	46,062
25,000	3.375%, 01/15/2031(b)	21,944
	TopBuild Corp.
50,000	3.625%, 03/15/2029(b)	45,539

		1,938,366

Technology: 1.1%
	AMS AG
265,000	7.000%, 07/31/2025(b)	269,334
	Boxer Parent Co., Inc.
200,000	7.125%, 10/02/2025(b)	207,654
	Brunello Bidco SpA
100,000 (EUR)	3.500%, 02/15/2028	104,869
	CDK Global, Inc.
50,000	5.250%, 05/15/2029(b)	50,358
	CDW LLC / CDW Finance Corp.
60,000	3.569%, 12/01/2031	55,700
	Citrix Systems, Inc.
100,000	1.250%, 03/01/2026	97,468
	Minerva Merger Sub, Inc.
150,000	6.500%, 02/15/2030(b)	146,048
	NCR Corp.
100,000	5.125%, 04/15/2029(b)	96,350
100,000	6.125%, 09/01/2029(b)	100,562
100,000	5.250%, 10/01/2030(b)	94,422
	Playtika Holding Corp.
100,000	4.250%, 03/15/2029(b)	92,443
	Twilio, Inc.
100,000	3.875%, 03/15/2031	93,113

		1,408,321

Utilities: 1.2%
	Clearway Energy Operating LLC
100,000	3.750%, 02/15/2031(b)	93,727
	Edison International
700,000	5.375%, 03/15/2026(a)(d) 5 year CMT + 4.698%	677,075
	Terraform Global Operating LLC
225,000	6.125%, 03/01/2026(b)	225,121
	Vistra Operations Co. LLC
535,000	5.000%, 07/31/2027(b)	527,240

		1,523,163

TOTAL CORPORATE BONDS (Cost $40,834,786)		39,710,238

GOVERNMENT SECURITIES & AGENCY ISSUE: 18.6%
	United States Treasury Note
2,500,000	1.750%, 06/15/2022(h)	2,506,276
3,000,000	1.500%, 09/15/2022(h)	3,007,568
3,200,000	1.625%, 12/15/2022(h)	3,206,487
2,400,000	0.500%, 03/15/2023(h)	2,374,237
3,400,000	0.250%, 06/15/2023	3,335,520
2,500,000	0.125%, 09/15/2023	2,430,566

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)(Continued)

Principal Amount^		Value
GOVERNMENT SECURITIES & AGENCY ISSUE (CONTINUED)
$3,500,000	0.125%, 12/15/2023	$3,379,209
2,800,000	0.250%, 03/15/2024	2,692,047

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $23,184,665)		22,931,910

MORTGAGE-BACKED SECURITIES: 3.1%
	ACRE Commercial Mortgage Ltd.
250,000	Series 2021-FL4-D 3.068%, 12/18/2037(b)(c) 1 mo. USD LIBOR + 2.600%	245,688
	Alternative Loan Trust
137,578	Series 2007-OA4-A1 0.797%, 05/25/2047(c) 1 mo. USD LIBOR + 0.170%	130,078
136,543	Series 2007-OA7-A1A 0.817%, 05/25/2047(c) 1 mo. USD LIBOR + 0.180%	124,809
	BX Commercial Mortgage Trust
212,500	Series 2019-XL-F 2.397%, 10/15/2036(b)(c) 1 mo. USD LIBOR + 2.000%	208,832
212,500	Series 2019-XL-G 2.697%, 10/15/2036(b)(c) 1 mo. USD LIBOR + 2.300%	208,356
	BXMT Ltd.
250,000	Series 2020-FL2-D 2.115%, 02/15/2038(b)(c) 1 mo. USD LIBOR + 1.950%	243,328
100,000	Series 2020-FL3-D 2.965%, 11/15/2037(b)(c) 1 mo. USD LIBOR + 2.800%	99,624
	CD Mortgage Trust
997,140	Series 2017-CD4-XA 1.270%, 05/10/2050(d)(i)	43,525
	Credit Suisse Mortgage-Backed Trust
570,000	Series 2018-SITE-E 4.782%, 04/15/2036(b)(d)	525,251
	Credit Suisse Mortgage-Backed Trust
480,000	Series 2018-SITE-C 4.782%, 04/15/2036(b)(d)	467,648
	Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2,784,226	Series 2015-R1-XA1 0.700%, 11/25/2055(b)(d)(i)	210,703
4,415,028	Series 2015-R1-XA3 0.700%, 11/25/2052(b)(d)(i)	269,351
	GPMT Ltd.
148,891	Series 2018-FL1-C 2.599%, 11/19/2035(b)(c) 1 mo. USD LIBOR + 2.150%	147,342
	GS Mortgage Securities Corp. Trust
250,000	Series 2020-DUNE-E 2.897%, 12/15/2036(b)(c) 1 mo. USD LIBOR + 2.500%	245,068

Principal Amount^		Value
$250,000	Series 2020-UPTN-E 3.246%, 02/10/2037(b)(d)	$228,863
	HarborView Mortgage Loan Trust
230,762	Series 2006-12-2A2A 0.639%, 01/19/2038(c) 1 mo. USD LIBOR + 0.190%	219,376
	JP Morgan Chase Commercial Mortgage Securities Trust
1,720,215	Series 2016-JP2-XA 1.776%, 08/15/2049(d)(i)	105,716
	JPMDB Commercial Mortgage Securities Trust
189,995	Series 2017-C5-XA 0.939%, 03/15/2050(d)(i)	6,481
	Residential Accredit Loans, Inc. Trust
376,213	Series 2006-QO6-A1 0.817%, 06/25/2046(c) 1 mo. USD LIBOR + 0.360%	102,662
	Wells Fargo Commercial Mortgage Trust
924,911	Series 2016-BNK1-XA 1.720%, 08/15/2049(d)(i)	54,761

TOTAL MORTGAGE-BACKED SECURITIES (Cost $4,072,810)		3,887,462

MUNICIPAL BOND: 0.0%
Indiana: 0.0%
	Knox County Industry Economic Development Revenue
5,000	Series B 5.900%, 04/01/2034	5,110

TOTAL MUNICIPAL BOND (Cost $4,705)		5,110

SHORT-TERM INVESTMENTS: 8.5%

Shares
MONEY MARKET FUND: 3.0%
3,678,034	State Street Institutional Treasury Money Market Fund - Premier Class, 0.170%(j)	3,678,034

TOTAL MONEY MARKET FUND (Cost $3,678,034)		3,678,034

Principal Amount^
REPURCHASE AGREEMENTS: 5.5%
$6,760,000	Fixed Income Clearing Corp. 0.000%, 3/31/2022, due 04/01/2022 [collateral: par value $4,041,900 U.S. Treasury Inflation Index Notes , 0.125%, due 07/15/2031-01/15/2032, value $4,497,264; par value $2,404,700 U.S. Treasury Bills, 0.000%, due 08/04/2022, value $2,398,061] (proceeds $6,760,000)	$6,760,000

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)(Continued)

Principal Amount^		Value
TREASURY BILL: 0.0%
	United States Treasury Bill
$50,000	0.877%, 08/25/2022(h)	$49,824

	TOTAL TREASURY BILLS (Cost $49,873)	49,824

	TOTAL SHORT-TERM INVESTMENTS (Cost $10,487,907)	10,487,858

	TOTAL PURCHASED OPTIONS (Premiums paid $37,075): 0.0%	3,482

	TOTAL INVESTMENTS (Cost: $130,070,207): 103.1%	127,253,935

	Liabilities in Excess of Other Assets: (3.1)%	(3,806,395)

	NET ASSETS: 100.0%	$123,447,540

Percentages are stated as a percent of net assets.
CDOR	Canadian Dollar Offered Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
*	Non-Income Producing Security.

^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Perpetual Call.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(c)	Floating Interest Rate at March 31, 2022.
(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at March 31, 2022.
(e)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2022.
(f)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(g)	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Trustees.
(h)	Securities with an aggregate fair value of $6,951,532 have been pledged as collateral for options, total return swaps, credit default swaps, interest rate swaps, securities sold short and futures positions.
(i)	Interest Only security. Security with a notional or nominal principal amount.
(j)	The rate disclosed is the 7 day net yield as of March 31, 2022.

CURRENCY ABBREVIATIONS:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

UNFUNDED LOAN COMMITMENTS — At March 31, 2022, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)
Seaport Financing LLC, 0.000%, 10/31/2023	$100,000	$98,180	$(1,820)
Venture Global Calcasieu Pass LLC, 2.843%, 08/19/2026	4,518	4,495	(23)
Higginbotham Insurance Agency, Inc., 6.250%, 11/25/2026	41,228	40,750	(478)
MB2 Dental Solutions LLC, 8.500%, 01/29/2027	23,061	22,830	(231)
Service Logic Acquisition, Inc., 4.750%, 10/29/2027	7,612	7,549	(63)
NFM & J, L.P., 6.750%, 11/30/2027	25,143	24,884	(259)
SCP Eye Care Services LLC, 4.500%, 03/16/2028	14,773	14,607	(166)
Eisner Advisory Group LLC, 5.457%, 07/28/2028	81,818	81,511	(307)
Sovos Compliance LLC, 4.500%, 08/11/2028	14,726	14,726	—
Pro Mach Group, Inc., 4.000%, 08/31/2028	6,425	6,405	(20)
LendingTree, Inc., 0.000%, 09/15/2028	560,000	555,450	(4,550)
Pacific Bells LLC, 2.500%, 10/13/2028	1,031	1,023	(8)
FR Refuel LLC, 0.000%, 11/8/2028	11,667	11,492	(175)
AthenaHealth Group, Inc., 4.000%, 02/15/2029	61,594	61,055	(539)

TOTAL		$944,957	$(8,639)

The cost basis of investments for federal income tax purposes at March 31, 2022 was as follows*:

Cost of investments	$129,683,386

Gross unrealized appreciation	749,417
Gross unrealized depreciation	(3,450,858)

Net unrealized depreciation	$(2,701,441)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN PURCHASED OPTIONS at March 31, 2022 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
INTEREST RATE SWAPTIONS Call
Two Year Ten Year USD Constant Maturity Swaption	Bank of America N.A.	$0.40	7/29/2022	9,000,000	$9,000,000	$2,062	$20,810	$(18,748)
Two Year Ten Year USD Constant Maturity Swaption	Goldman Sachs International	0.61	7/29/2022	4,100,000	4,100,000	435	5,945	(5,510)
Two Year Ten Year USD Constant Maturity Swaption	Morgan Stanley & Co.	0.40	7/29/2022	4,300,000	4,300,000	985	10,320	(9,335)
Total Purchased Options						$3,482	$37,075	$(33,593)

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at March 31, 2022 (Unaudited)

At March 31, 2022, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at March 31, 2022	Fund Delivering	U.S. $ Value at March 31, 2022	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	4/14/2022	USD	$206,410	EUR	$209,745	$—	$(3,335)
Barclays Bank Plc	4/14/2022	USD	153,034	CAD	156,192	—	(3,158)
	4/14/2022	USD	125,068	GBP	126,235	—	(1,167)

			$484,512		$492,172	$—	$(7,660)

SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS at March 31, 2022 (Unaudited)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Long
10YR U.S. Treasury Notes	10	1,270,010	$1,228,750	6/21/2022	$(41,260)

Total Long					$(41,260)

Futures Contracts - Short
5YR U.S. Treasury Notes	(19)	(2,231,414)	$(2,179,062)	6/30/2022	$52,352

Total Short					$52,352

Total Futures Contracts					$11,092

SCHEDULE OF INVESTMENTS IN SWAPS at March 31, 2022 (Unaudited)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

		Rates Exchanged
Notional Amount	Maturity Date	Payment Received	Payment Made	Periodic Payment Frequency	Fair Value	Upfront Payment Made (Received)	Unrealized Appreciation/ (Depreciation)
$ 150,000	3/11/2032	1 Day SOFR	1.779%	Annual	$(21,717)	$301	$(22,018)

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN WRITTEN OPTIONS at March 31, 2022 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
INDEX OPTIONS
Put
Russell 2000 Index	UBS Securities LLC	$1,970.00	4/8/2022	(1)	$207,013	$(427)	$(5,999)	$5,572
Russell 2000 Index	UBS Securities LLC	1,940.00	4/14/2022	(1)	207,013	(709)	(6,339)	5,630
Russell 2000 Index	UBS Securities LLC	1,950.00	4/14/2022	(1)	207,013	(827)	(5,829)	5,002
Russell 2000 Index	UBS Securities LLC	2,060.00	4/14/2022	(1)	207,013	(3,215)	(2,189)	(1,026)
Russell 2000 Index	UBS Securities LLC	2,065.00	4/14/2022	(2)	414,026	(6,932)	(3,638)	(3,294)
Russell 2000 Index	UBS Securities LLC	1,900.00	4/22/2022	(1)	207,013	(815)	(6,409)	5,594
Russell 2000 Index	UBS Securities LLC	1,955.00	4/22/2022	(1)	207,013	(1,444)	(5,899)	4,455
Russell 2000 Index	UBS Securities LLC	2,015.00	4/22/2022	(2)	414,026	(5,510)	(8,848)	3,338
Russell 2000 Index	UBS Securities LLC	2,020.00	4/22/2022	(1)	207,013	(2,847)	(4,539)	1,692
Russell 2000 Index	UBS Securities LLC	2,060.00	4/29/2022	(5)	1,035,065	(25,255)	(17,005)	(8,250)
Russell 2000 Index	UBS Securities LLC	2,035.00	5/6/2022	(2)	414,026	(9,680)	(8,598)	(1,082)
S&P 500 Index	UBS Securities LLC	4,405.00	4/8/2022	(2)	906,082	(2,162)	(5,698)	3,536
S&P 500 Index	UBS Securities LLC	4,280.00	4/14/2022	(5)	2,265,205	(4,620)	(32,910)	28,290
S&P 500 Index	UBS Securities LLC	4,305.00	4/14/2022	(4)	1,812,164	(3,080)	(25,436)	22,356
S&P 500 Index	UBS Securities LLC	4,420.00	4/14/2022	(1)	453,041	(2,449)	(3,599)	1,150
S&P 500 Index	UBS Securities LLC	4,495.00	4/14/2022	(2)	906,082	(5,516)	(5,128)	(388)
S&P 500 Index	UBS Securities LLC	4,305.00	4/22/2022	(3)	1,359,123	(6,150)	(23,097)	16,947
S&P 500 Index	UBS Securities LLC	4,330.00	4/22/2022	(4)	1,812,164	(10,108)	(30,428)	20,320
S&P 500 Index	UBS Securities LLC	4,370.00	4/22/2022	(2)	906,082	(6,096)	(13,862)	7,766
S&P 500 Index	UBS Securities LLC	4,395.00	4/22/2022	(3)	1,359,123	(10,713)	(19,020)	8,307
S&P 500 Index	UBS Securities LLC	4,385.00	4/29/2022	(3)	1,359,123	(11,430)	(21,357)	9,927
S&P 500 Index	UBS Securities LLC	4,405.00	4/29/2022	(4)	1,812,164	(17,760)	(25,796)	8,036
S&P 500 Index	UBS Securities LLC	4,420.00	4/29/2022	(5)	2,265,205	(24,035)	(31,045)	7,010
S&P 500 Index	UBS Securities LLC	4,420.00	5/6/2022	(4)	1,812,164	(26,080)	(29,916)	3,836
S&P 500 Index	UBS Securities LLC	4,470.00	5/6/2022	(1)	453,041	(7,495)	(6,459)	(1,036)
S&P 500 Index	UBS Securities LLC	4,495.00	5/6/2022	(6)	2,718,246	(49,410)	(37,778)	(11,632)

Total Written Options						$(244,765)	$(386,821)	$142,056

iMGP Dolan McEniry Corporate Bond Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)

Principal Amount^		Value
CORPORATE BONDS: 99.3%
Basic Materials: 1.8%
	Steel Dynamics, Inc.
$918,000	2.400%, 06/15/2025	$889,660
679,000	5.000%, 12/15/2026	697,431

		1,587,091

Communications: 18.4%
	AMC Networks, Inc.
228,000	5.000%, 04/01/2024	227,730
1,833,000	4.750%, 08/01/2025	1,829,563
582,000	4.250%, 02/15/2029	543,879
	AT&T, Inc.
143,000	3.800%, 02/15/2027	146,546
1,516,000	4.250%, 03/01/2027	1,590,418
403,000	4.100%, 02/15/2028	419,504
	Discovery Communications LLC
62,000	3.800%, 03/13/2024	62,522
2,102,000	3.950%, 03/20/2028	2,107,363
	Lumen Technologies, Inc.
2,303,000	7.500%, 04/01/2024	2,432,083
	Motorola Solutions, Inc.
720,000	4.000%, 09/01/2024	732,473
1,396,000	4.600%, 02/23/2028	1,440,280
	TEGNA, Inc.
2,337,000	4.625%, 03/15/2028	2,327,909
	Verizon Communications, Inc.
1,899,000	4.125%, 03/16/2027	1,977,032

		15,837,302

Consumer, Cyclical: 7.6%
	Bloomin’ Brands, Inc. / OSI Restaurant Partners LLC
1,895,000	5.125%, 04/15/2029(a)	1,791,922
	Boyd Gaming Corp.
602,000	4.750%, 12/01/2027	598,006
	Dollar Tree, Inc.
747,000	4.000%, 05/15/2025	765,795
1,123,000	4.200%, 05/15/2028	1,165,178
	QVC, Inc.
198,000	4.850%, 04/01/2024	202,821
281,000	4.450%, 02/15/2025	280,081
1,844,000	4.750%, 02/15/2027	1,768,959

		6,572,762

Consumer, Non-cyclical: 27.6%
	Altria Group, Inc.
1,823,000	4.400%, 02/14/2026	1,888,820
224,000	4.800%, 02/14/2029	235,225
	Becton Dickinson & Co.
94,000	3.363%, 06/06/2024	94,916
50,000	3.734%, 12/15/2024	50,899
	Block Financial LLC
2,315,000	2.500%, 07/15/2028	2,120,628
	Conagra Brands, Inc.
1,593,000	4.300%, 05/01/2024	1,638,993
654,000	4.600%, 11/01/2025	678,716
	Global Payments, Inc.
276,000	3.750%, 06/01/2023	278,910
630,000	2.650%, 02/15/2025	617,717
1,283,000	4.800%, 04/01/2026	1,347,721
	HCA, Inc.
775,000	5.375%, 09/01/2026	814,525
1,182,000	5.625%, 09/01/2028	1,278,114

Principal Amount^		Value
Consumer, Non-cyclical (continued)
	Kraft Heinz Foods Co.
$939,000	3.000%, 06/01/2026	$927,009
1,312,000	3.875%, 05/15/2027	1,335,780
	Molson Coors Beverage Co.
2,303,000	3.000%, 07/15/2026	2,280,380
	Reynolds American, Inc.
209,000	4.850%, 09/15/2023	214,290
2,042,000	4.450%, 06/12/2025	2,089,388
	Service Corp. International
1,499,000	4.625%, 12/15/2027	1,527,578
531,000	5.125%, 06/01/2029	541,301
	United Rentals North America, Inc.
1,923,000	5.500%, 05/15/2027	1,991,190
	Verisk Analytics, Inc.
1,099,000	4.000%, 06/15/2025	1,124,049
	Zimmer Biomet Holdings, Inc.
730,000	3.050%, 01/15/2026	723,831

		23,799,980

Financial: 7.9%
	American Tower Corp.
799,000	4.000%, 06/01/2025	811,395
1,390,000	3.375%, 10/15/2026	1,375,352
	SBA Communications Corp.
962,000	3.875%, 02/15/2027	938,205
1,594,000	3.125%, 02/01/2029	1,452,054
	Trinity Acquisition Plc
715,000	4.400%, 03/15/2026	740,615
	Willis North America, Inc.
230,000	3.600%, 05/15/2024	231,653
1,217,000	4.500%, 09/15/2028	1,255,147

		6,804,421

Industrial: 14.5%
	Allegion US Holding Co., Inc.
1,187,000	3.200%, 10/01/2024	1,174,675
1,149,000	3.550%, 10/01/2027	1,132,785
	Carlisle Cos., Inc.
336,000	3.500%, 12/01/2024	339,410
1,839,000	3.750%, 12/01/2027	1,873,053
	Carrier Global Corp.
2,225,000	2.493%, 02/15/2027	2,127,075
	Fortune Brands Home & Security, Inc.
1,591,000	4.000%, 09/21/2023	1,623,790
284,000	4.000%, 06/15/2025	289,588
	Trimble, Inc.
1,684,000	4.900%, 06/15/2028	1,749,369
	Westinghouse Air Brake Technologies Corp.
974,000	4.400%, 03/15/2024	993,310
1,105,000	4.950%, 09/15/2028	1,167,361

		12,470,416

Technology: 21.5%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
1,569,000	3.875%, 01/15/2027	1,584,084
	Broadcom, Inc.
363,000	3.459%, 09/15/2026	362,356
	CA, Inc.
231,000	4.700%, 03/15/2027	236,585
	CDK Global, Inc.
997,000	4.875%, 06/01/2027	1,006,646
1,248,000	5.250%, 05/15/2029(a)	1,256,936

iMGP Dolan McEniry Corporate Bond Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Technology (continued)
	CDW LLC / CDW Finance Corp.
$256,000	5.500%, 12/01/2024	$265,254
564,000	4.125%, 05/01/2025	567,894
1,322,000	4.250%, 04/01/2028	1,298,230
228,000	3.250%, 02/15/2029	209,775
	HP, Inc.
1,847,000	3.000%, 06/17/2027	1,802,781
	KLA Corp.
1,220,000	4.650%, 11/01/2024	1,265,818
	Microchip Technology, Inc.
1,977,000	4.250%, 09/01/2025	2,004,259
	Oracle Corp.
2,447,000	2.300%, 03/25/2028	2,243,849
	Qorvo, Inc.
2,281,000	4.375%, 10/15/2029	2,286,018
	Western Digital Corp.
2,113,000	4.750%, 02/15/2026	2,148,266

		18,538,751

TOTAL CORPORATE BONDS (Cost $90,317,886)		85,610,723

TOTAL INVESTMENTS (Cost: $90,317,886): 99.3%		85,610,723

Other Assets in Excess of Liabilities: 0.7%		641,396

NET ASSETS: 100.0%		$86,252,119

Percentages are stated as a percent of net assets.

^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

The cost basis of investments for federal income tax purposes at March 31, 2022 was as follows*:

Cost of investments	$90,317,886

Gross unrealized appreciation	76,848
Gross unrealized depreciation	(4,784,011)

Net unrealized depreciation	$(4,707,163)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP DBi Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)

TOTAL INVESTMENTS (Cost: $0): 0.0%	$0
Other Assets in Excess of Liabilities: 100.0%	108,356,106

NET ASSETS: 100.0%	$108,356,106

The cost basis of investments for federal income tax purposes at March 31, 2022 was as follows*:

Cost of investments	$0

Gross unrealized appreciation	6,273,213
Gross unrealized depreciation	(1,794,113)

Net unrealized appreciation	$4,479,100

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP DBi Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS at March 31, 2022 (Unaudited) (a)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Long
Gold 100 Oz. Futures (b)	113	22,178,679	$22,080,200	6/28/2022	$(98,479)
S&P 500 E-mini Index Futures	37	8,246,345	8,381,887	6/17/2022	135,542
WTI Crude Futures (b)	174	17,596,367	17,142,480	5/20/2022	(453,887)

Total Long					$(416,824)

Futures Contracts - Short
30-day Fed Fund Futures	(86)	(35,451,852)	$(35,393,623)	7/29/2022	$58,229
90-day Euro-Dollar Futures	(213)	(51,978,445)	(51,588,600)	9/18/2023	389,845
Euro FX Currency Futures	(271)	(37,490,891)	(37,597,863)	6/13/2022	(106,972)
Japanese Yen Currency Futures	(898)	(95,855,323)	(92,465,938)	6/13/2022	3,389,385
MSCI EAFE Index Futures	(138)	(14,038,090)	(14,796,360)	6/17/2022	(758,270)
MSCI Emerging Market Index Futures	(95)	(4,969,620)	(5,346,125)	6/17/2022	(376,505)
U.S. Treasury 2-Year Note Futures	(245)	(52,536,076)	(51,920,860)	6/30/2022	615,216
U.S. Treasury 10-Year Note Futures	(293)	(36,742,709)	(36,002,375)	6/21/2022	740,334
U.S. Treasury 10-Year Ultra Bond Futures	(266)	(36,828,392)	(36,034,687)	6/21/2022	793,705
U.S. Treasury Long Bond Futures	(17)	(2,623,597)	(2,551,062)	6/21/2022	72,535
U.S. Treasury Ultra Bond Futures	(14)	(2,558,172)	(2,479,750)	6/21/2022	78,422

Total Short					$4,895,924

Total Futures Contracts					$4,479,100

(a)	Societe Generale is the counterparty for all Open Futures Contracts held by the Fund and the iMGP DBi Cayman Managed Futures Subsidiary at March 31, 2022.
(b)	Contract held by the iMGP DBi Cayman Managed Futures Subsidiary.

iMGP DBi Hedge Strategy ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2022 (Unaudited)

TOTAL INVESTMENTS (Cost: $0): 0.0%	$0

Other Assets in Excess of Liabilities: 100.0%	17,714,705

NET ASSETS: 100.0%	$17,714,705

Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at March 31, 2022 was as follows*:

Cost of investments	$0

Gross unrealized appreciation	900,561
Gross unrealized depreciation	(143,373)

Net unrealized appreciation	$757,188

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP DBi Hedge Strategy ETF

SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS at March 31, 2022 (Unaudited) (a)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Long
Euro FX Currency Futures	1	138,953	$138,738	6/13/2022	$(215)
MSCI EAFE Index Futures	28	2,814,667	3,002,160	6/17/2022	187,493
Nasdaq 100 E-mini Future	7	1,862,799	2,081,625	6/17/2022	218,826
Russell 2000 E-mini Futures	16	1,583,439	1,653,120	6/17/2022	69,681
S&P Mid Cap 400 E-mini Futures	10	2,542,408	2,689,200	6/17/2022	146,792

Total Long					$622,577

Futures Contracts - Short
90-day Euro-Dollar Futures	(36)	(8,789,510)	$(8,719,200)	9/18/2023	$70,310
MSCI Emerging Market Index Futures	(44)	(2,333,215)	(2,476,100)	6/17/2022	(142,885)
U.S. Dollar Index Future	(1)	(98,088)	(98,360)	6/13/2022	(273)
U.S. Treasury 2-Year Note Futures	(41)	(8,798,825)	(8,688,797)	6/30/2022	110,028
U.S. Treasury Long Bond Futures	(11)	(1,697,673)	(1,650,687)	6/21/2022	46,986
U.S. Treasury Ultra Bond Futures	(9)	(1,644,570)	(1,594,125)	6/21/2022	50,445

Total Short					$134,611

Total Futures Contracts					$757,188

(a)	Mizuho Securities USA LLC is the counterparty for all Open Futures Contracts held by the Fund at March 31, 2022.

Litman Gregory Funds Trust

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

The following is a summary of the significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation. The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below. Investments in securities and derivatives traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Securities listed on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued using the NASDAQ Official Closing Price. Securities traded on an exchange for which there have been no sales are valued at the mean between the closing bid and asked prices. Debt securities maturing within 60 days or less are valued at amortized cost unless the Valuation Committee determines that amortized cost does not represent fair value. Securities for which market prices are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the New York Stock Exchange (“NYSE”), the securities are valued at fair value as determined in good faith by the Managers that selected the security for the Funds’ portfolio and the Trust’s Valuation Committee in accordance with procedures approved by the Board of Trustees (the “Board”). In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining the fair value of a security. As a result, different mutual funds could reasonably arrive at a different value for the same security. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing computerized pricing models. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds in accordance with the 1940 Act.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the over-the-counter market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Consolidation of Subsidiary. The DBi Managed Futures Strategy ETF may invest up to 20%of its total assets in the iMGP DBi Cayman Managed Futures Subsidiary (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly- owned and controlled by the DBi Managed Futures Strategy ETF. The financial statements of the DBi Managed Futures Strategy ETF include the operations of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Fund’s investment objectives and policies. The DBi Managed Futures Strategy ETF had 13.7% of its total assets invested in the Subsidiary as of March 31, 2022.

The Subsidiary is an exempted Cayman Islands investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

Senior Term Loans. The Alternative Strategies Fund and the High Income Alternatives Fund may invest in bank debt, which includes interests in loans to companies or their affiliates undertaken to finance a capital restructuring or in connection with recapitalizations, acquisitions, leveraged buyouts, refinancings or other financially leveraged transactions and may include loans which are designed to provide temporary or bridge financing to a borrower pending the sale of identified assets, the arrangement of longer-term loans or the issuance and sale of debt obligations. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a corporate borrower and one or more financial institutions (“Lenders”), including banks. The Alternative Strategies Fund’s and the High Income Alternatives Fund’s investments may be in the form of participations in loans (“Participations”) or of assignments of all or a portion of loans from third parties (“Assignments”).

Unfunded Loan Commitments. The Alternative Strategies Fund and the High Income Alternatives Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the Schedules of Investments.

Commitments and Contingencies. The Funds may make commitments pursuant to bridge loan facilities. Such commitments typically remain off balance sheet as it is more likely than not, based on good faith judgement of the Advisor, that such bridge facilities will not ever fund. As of March 31, 2022, the High Income Alternatives Fund had $200,000 outstanding bridge facility commitments.

Short Sales. Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When each Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. A gain, limited to the price at which each Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. Each Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

Repurchase Agreements. Each Fund may enter into repurchase agreements through which the Fund acquires a security (the “underlying security”) from a seller, a well-established securities dealer or a bank that is a member of the Federal Reserve System. The bank or securities dealer agrees to repurchase the underlying security at the same price, plus a specified amount of interest, at a later date, generally for a period of less than one week. It is the Trust’s policy that its Custodian takes possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities, including recorded interest, is sufficient to cover the value of the repurchase agreements. The Trust’s policy states that the value of the collateral is at least 102% of the value of the repurchase agreement. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by a Fund may be delayed or limited. At March 31, 2022, the Funds’ ongoing exposure to the economic return on repurchase agreements is shown on the Schedules of Investments in Securities.

Reverse repurchase agreements. The High Income Alternatives Fund may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at the end of the period, if any, are shown on the Schedules of Investments. Cash received in exchange for securities transferred under reverse repurchase agreements are reflected as reverse repurchase agreements on the Statements of Assets and Liabilities.

For the period ended March 31, 2022, the High Income Alternatives Fund had outstanding reverse repurchase agreement balance for 7 days. The average amount of borrowings was $143,488 and the average interest rate was 0.09% during the 7 day period.

Foreign Currency Translation. The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when each Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency transactions gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Forward Foreign Currency Exchange Contracts. The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on forward foreign currency exchange contracts. The Funds record realized gains or losses at the time the forward contract is settled. These gains and losses are reflected on the Statements of Operations as realized gain (loss) on forward foreign currency exchange contracts. Counterparties to these forward contracts are major U.S. financial institutions.

Commodity Futures Trading Commission (“CFTC”) Regulation. Because of the nature of their investments, the DBi Managed Futures Strategy ETF and the DBi Hedge Strategy ETF are subject to regulation under the Commodities Exchange Act, as amended (the “CEA”), as a commodity pool and each of the Advisor and Sub-Adviser is subject to regulation under the CEA as a commodity pool operator (“CPO”), as those terms are defined under the CEA. The Advisor and Sub-Adviser are regulated by the CFTC, the National Futures Association and the U.S. Securities and Exchange Commission (“SEC”) and are subject to each regulator’s disclosure requirements. The CFTC has adopted rules that are intended to harmonize certain CEA disclosure requirements with SEC disclosure requirements.

Futures Contracts. The Alternative Strategies Fund and the High Income Alternatives Fund invest in financial futures contracts primarily for the purpose of hedging their existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. Each Fund recognizes a gain or loss equal to the daily variation margin. If market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Interest Rate Swaps. During the period ended March 31, 2022, the Alternative Strategies Fund and the High Income Alternatives Fund invested in interest rate swaps. An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the Over the counter (“OTC”) market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin.

Credit Default Swaps. During the period ended March 31, 2022, the Alternative Strategies Fund and the High Income Alternatives Fund entered into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate issuers or indexes or to create exposure to corporate issuers or indexes to which they are not otherwise exposed. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold). In the case of credit default swaps where a Fund is selling protection, the notional amount approximates the maximum loss. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin.

Total Return Swaps. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of London Interbank Offered Rate (“LIBOR”) based cash flows. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. Total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the Statement of Assets and Liabilities. The other leg of the swap, usually LIBOR, is a spread to reflect the non-Statement of Assets and Liabilities nature of the product. No notional amounts are exchanged with total return swaps. The total return receiver assumes the entire economic exposure - that is, both market and credit exposure - to the reference asset. The total return payer - often the owner of the reference obligation - gives up economic exposure to the performance of the reference asset and in return takes on counterparty credit exposure to the total return receiver in the event of a default or fall in value of the reference asset.

Purchasing Put and Call Options. Each Fund may purchase covered “put” and “call” options with respect to securities which are otherwise eligible for purchase by a Fund and with respect to various stock indices subject to certain restrictions. Each Fund will engage in trading of such derivative securities primarily for hedging purposes.

If a Fund purchases a put option, a Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options). Purchasing put options may be used as a portfolio investment strategy when a portfolio manager perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a stock which it feels has strong fundamentals, but for some reason may be weak in the near term, a Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, a Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put’s strike price and the market price of the underlying security on the date a Fund exercises the put, less transaction costs, will be the amount by which a Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price a Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

If a Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if a Fund has a short position in the underlying security and the security thereafter increases in price. Each Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the call option has been purchased to hedge a short position of a Fund in the underlying security and the price of the underlying security thereafter falls, the profit a Fund realizes on the cover of the short position in the security will be reduced by the premium paid for the call option less any amount for which such option may be sold.

Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a “closing sale transaction,” which is accomplished by selling an option of the same series as the option previously purchased. Each Fund generally will purchase only those options for which a Manager believes there is an active secondary market to facilitate closing transactions.

Writing Call Options. Each Fund may write covered call options. A call option is “covered” if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of a Fund. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

Each Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. Each Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to a Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

Writing Put Options. Each Fund may write put options. By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is able to close out its written put options, it may result in substantial losses to the Fund.

Risks of Investing in Options. There are several risks associated with transactions in options on securities. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), with respect to qualification of a Fund as a regulated investment company.

Restricted Securities. A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds’ Board of Trustees. As of March 31, 2022, there were no restricted securities held in the Funds.

Illiquid Securities. Each Fund may not invest more than 15% of the value of its net assets in illiquid securities, including restricted securities that are not deemed to be liquid by the Sub-Advisors. The Advisor and the Sub-Advisors will monitor the amount of illiquid securities in a Fund’s portfolio, under the supervision of the Board, to ensure compliance with a Fund’s investment restrictions. In accordance with procedures approved by the Board, these securities may be valued using techniques other than market quotations, and the values established for these securities may be different than what would be produced through the use of another methodology or if they had been priced using market quotations. Illiquid securities and other portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Fair Value of Financial Investments

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, U.S. Treasury inflation protected securities, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Repurchase agreements and reverse repurchase agreements are short-term investments, they are fair valued approximately at their principal amounts. Repurchase agreements and reverse repurchase agreements are categorized as Level 2 of the fair value hierarchy.

Financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 1 or Level 2 of the fair value hierarchy.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for each Fund as of March 31, 2022. These assets and liabilities are measured on a recurring basis.

Equity Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$211,764,494	$—	$—	$211,764,494
Preferred Stock	3,919,145	—	—	3,919,145

Total Equity	215,683,639	—	—	215,683,639

Short-Term Investments
Repurchase Agreements	—	5,456,359	—	5,456,359

Total Investments in Securities	$215,683,639	$5,456,359	$—	$221,139,998

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

International Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Argentina	$2,688,225	$—	$—	$2,688,225
Australia	2,965,949	—	—	2,965,949
Canada	7,113,577	—	—	7,113,577
China	19,071,586	—	—	19,071,586
Denmark	4,717,537	—	—	4,717,537
Finland	7,358,535	—	—	7,358,535
France	27,760,921	—	—	27,760,921
Germany	63,739,525	—	—	63,739,525
Ireland	19,363,320	—	—	19,363,320
Israel	9,476,520	—	—	9,476,520
Italy	3,954,055	—	—	3,954,055
Mexico	3,446,469	—	—	3,446,469
Netherlands	18,846,376	—	—	18,846,376
South Korea	3,551,215	—	—	3,551,215
Spain	10,915,976	—	—	10,915,976
Sweden	7,262,711	—	—	7,262,711
Switzerland	12,843,592	—	—	12,843,592
United Kingdom	26,774,513	—	—	26,774,513
United States	23,389,878	—	—	23,389,878

Total Equity	275,240,480	—	—	275,240,480

Short-Term Investments
Repurchase Agreements	—	26,242,497	—	26,242,497

Total Short-Term Investments	—	26,242,497	—	26,242,497

Total Investments in Securities	$ 275,240,480	$26,242,497	$—	$301,482,977

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$589	$—	$—	$589

*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

Oldfield International Value Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Brazil	$911,703	$—	$—	$911,703
China	803,520	—	—	803,520
France	953,652	—	—	953,652
Germany	4,808,755	—	—	4,808,755
Italy	1,151,313	—	—	1,151,313
Japan	4,833,942	—	—	4,833,942
Netherlands	1,073,727	—	—	1,073,727
South Korea	2,868,776	—	—	2,868,776
Sweden	794,974	—	—	794,974
United Kingdom	5,156,977	—	—	5,156,977
Preferred Stock
Germany	808,273	—	—	808,273

Total Equity	24,165,612	—	—	24,165,612

Total Investments in Securities	$24,165,612	$—	$—	$24,165,612

RBA Responsible Global Allocation ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Exchange-Traded Funds	$3,338,539	$—	$—	$3,338,539

Total Equity	3,338,539	—	—	3,338,539

Total Investments in Securities	$3,338,539	$—	$—	$3,338,539

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

SBH Focused Small Value Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$58,051,635	$—	$—	$58,051,635

Total Equity	58,051,635	—	—	58,051,635

Total Investments in Securities	$58,051,635	$—	$—	$58,051,635

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

Alternative Strategies Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Equity(a)
Common Stocks	$523,939,785	$3,621,125	$1,553,788	**	$529,114,698
Preferred Stocks	545,025	1,226,365	320,410	**	2,091,800
Limited Partnerships	—	—	1,892,385	**	1,892,385

Total Equity	524,484,810	4,847,490	3,766,583	**	533,098,883

Rights/Warrants	145,640	106	—		145,746
Fixed Income
Asset-Backed Securities	—	146,542,095	—		146,542,095
Bank Loans	—	27,063,264	1,969,741	**	29,033,005
Convertible Bonds	—	24,289,030	—		24,289,030
Corporate Bonds	—	433,820,049	—		433,820,049
Government Securities & Agency Issue	—	36,731,296	—		36,731,296
Mortgage-Backed Securities	—	200,538,552	486,028	(1)	201,024,580

Total Fixed Income	—	868,984,286	2,455,769	**	871,440,055

Short-Term Investments
Repurchase Agreements	—	104,586,000	—		104,586,000

Treasury Bills	—	35,457,009	—		35,457,009

Total Short-Term Investments	—	140,043,009	—		140,043,009

Purchased Options	14,005	—	—		14,005

Total Investments in Securities	$524,644,455	$1,013,874,891	$6,222,352	**	$1,544,741,698

Short Sales
Common Stocks	(12,270,882)	—	—		(12,270,882)
Exchange-Traded Funds	(782,692)	—	—		(782,692)

Total Short Sales	(13,053,574)	—	—		(13,053,574)

Total Investments in Securities in Liabilities	$(13,053,574)	$—	$—		$(13,053,574)

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$(471,373)	$—	$—		$(471,373)
Futures	94,645	—	—		94,645
Swaps - Credit Default	—	1,564,989	—		1,564,989
Swaps - Total Return	—	(1,522,838)	—		(1,522,838)
Written Options	(64,756)	—	—		(64,756)

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.
*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

**	Significant unobservable inputs were used in determining the value of portfolio securities for the Alternative Strategies Fund .
(1)

These securities were priced by a pricing service; however, the Advisor/Sub-Advisor used their fair value procedures based on other available inputs which more accurately reflected the current fair value of these securities.

High Income Alternatives Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Equity(a)
Common Stocks	$—	$648	$—		$648
Preferred Stocks	3,329,016	445,187	—		3,774,203
Closed-End Funds	522,248	—	—		522,248
Exchange-Traded Funds	53,975	—	—		53,975

Total Equity	3,905,239	445,835	—		4,351,074

Fixed Income
Asset-Backed Securities	—	17,101,570	—		17,101,570
Bank Loans	—	28,775,231	—		28,775,231
Corporate Bonds	—	39,516,057	194,181	**	39,710,238
Government Securities & Agency Issue	—	22,931,910	—		22,931,910
Mortgage-Backed Securities	—	3,887,462	—		3,887,462
Municipal Bond	—	5,110	—		5,110

Total Fixed Income	—	112,217,340	194,181	**	112,411,521

Short-Term Investments
Money Market Fund	3,678,034	—	—		3,678,034
Repurchase Agreements	—	6,760,000	—		6,760,000
Treasury Bills	—	49,824	—		49,824

Total Short-Term Investments	3,678,034	6,809,824	—		10,487,858

Purchased Options	—	3,482	—		3,482

Total Investments in Securities	$7,583,273	$119,476,481	$194,181	**	$127,253,935
Fixed Income
Unfunded Loan Commitments	—	944,957	—		944,957

Total Investments in Securities in Assets	$7,583,273	$120,421,438	$194,181	**	$128,198,892

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$(7,660)	$—	$—		$(7,660)
Futures	11,092	—	—		11,092
Swaps - Interest Rate	—	(22,018)	—		(22,018)
Written Options	(244,765)	—	—		(244,765)

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.
*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

**	Significant unobservable inputs were used in determining the value of portfolio securities for the High Income Alternatives Fund.

Dolan McEniry Corporate Bond Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Fixed Income
Corporate Bonds	$—	$85,610,723	$—	$85,610,723

Total Fixed Income	—	85,610,723	—	85,610,723

Total Investments in Securities	$—	$85,610,723	$—	$85,610,723

DBi Managed Futures Strategy ETF (Consolidated)

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Other Financial Instruments*
Futures	$4,479,100	$—	$—	$4,479,100

*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

DBi Hedge Strategy ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Other Financial Instruments*
Futures	$757,188	$—	$—	$757,188

*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

Principal Risks

Below are summaries of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s net asset value, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read a Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.

•

Asset-Backed Securities Risk. This is the risk that the impairment of the value of the collateral underlying a security in which the High Income Alternatives Fund invests, such as the non-payment of loans, will result in a reduction in the value of the security. The value of these securities may also fluctuate in response to the market’s perception of the value of issuers or collateral.

•

Below Investment-Grade Fixed Income Securities Risk. This is the risk of investing in below investment-grade fixed income securities (also known as “junk bonds”), which may be greater than that of higher rated fixed income securities. These securities are rated Ba1 through C by Moody’s Investors Service (“Moody’s”) or BB+ through D by Standard & Poor’s Rating Group (“S&P”) (or comparably rated by another nationally recognized statistical rating organization), or, if not rated by Moody’s or S&P, are considered by the sub-advisors to be of similar quality. These securities have greater risk of default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain. There is no limit to the Alternative Strategies Fund’s ability to invest in below investment-grade fixed income securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in below investment-grade fixed income securities.

•	Capital Structure Arbitrage Risk. The perceived mispricing identified by the sub-advisor may not disappear or may even increase, in which case losses may be realized.

•

Collateral Risk. If the Alternative Strategies Fund and High Income Alternatives Fund’s financial instruments are secured by collateral, the issuer may have difficulty liquidating the collateral and/or the Fund may have difficulty enforcing its rights under the terms of the securities if an issuer defaults. Collateral may be insufficient or the Fund’s right to the collateral may be set aside by a court. Collateral will generally consist of assets that may not be readily liquidated, including for example, equipment, inventory, work in the process of manufacture, real property and payments to become due under contracts or other receivable obligations. There is no assurance that the liquidation of those assets would satisfy an issuer’s obligations under a financial instrument. Non-affiliates and affiliates of issuers of financial instruments may provide collateral in the form of secured and unsecured guarantees and/or security interests in assets that they own, which may also be insufficient to satisfy an issuer’s obligations under a financial instrument.

•

Collateralized Loan Obligations and Collateralized Debt Obligations Risk. Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The Alternative Strategies Fund and High Income Alternatives Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.

Collateralized debt obligations (“CDOs”) are structured similarly to CLOs and bear the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than loans including securities (such as other asset-backed securities), synthetic instruments or bonds and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Fund invests. For example, CDOs that obtain their exposure through synthetic investments entail the risks associated with derivative instruments.

•

Commodity Risk. Exposure to the commodities markets (including financial futuresmarkets)may subject the DBi Managed Futures Strategy ETF, through its investment in a wholly-owned subsidiary (the “Subsidiary”), which is organized under the laws of the Cayman Islands and is advised by the sub-advisor, to greater volatility than investments in traditional securities. Prices of commodities and related contractsmay fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; governmental, agricultural, trade, fiscal,monetary and exchange control programs and policies, public health crises and trade or price wars among commodity producers or buyers. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

•

Communications Services Sector Risk. A Fund may invest a portion of its assets in the communications services sector. Media and communications companies may be significantly affected by product and service obsolescence due to technological advancement or development, competitive pressures, substantial capital requirements, fluctuating demand and changes in regulation.

•

Consumer Discretionary Sector Risk. A Fund may invest a portion of its assets in the consumer discretionary sector. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

•

Consumer Staples Sector Risk. Certain of the Funds, through the implementation of their respective investment strategies, may from time to time invest a significant portion of their assets in the consumer staples sector, which includes, for example, the food and staples retailing industry, the food, beverage and tobacco industry and the household and personal products industry. This sector can be significantly affected by, among other factors, the regulation of various product components and production methods, marketing campaigns and changes in the global economy, consumer spending and consumer demand. Tobacco companies, in particular, may be adversely affected by new laws, regulations and litigations. Companies in the consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

•

Convertible Arbitrage Risk. Arbitrage strategies involve engaging in transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. A Fund may realize losses or reduced rate of return if underlying relationships among securities in which investment positions are taken change in an adverse manner or a transaction is unexpectedly terminated or delayed. Trading to seek short-term capital appreciation can be expected to cause the Fund’s portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company, resulting in higher transaction costs and additional capital gains tax liabilities.

•

Convertible Securities Risk. This is the risk that the market value of convertible securities may fluctuate due to changes in, among other things, interest rates; other general economic conditions; industry fundamentals; market sentiment; the issuer’s operating results, financial statements, and credit ratings; and the market value of the underlying common or preferred stock.

•

Country/Regional Risk. World events – such as political upheaval, financial troubles, or natural disasters – may adversely affect the value of securities issued by companies in foreign countries or regions. Because each of the International Fund and Oldfield International Value Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. This risk is heightened in emerging markets.

•

Currency Risk. This is the risk that investing in foreign currencies may expose the Fund to fluctuations in currency exchange rates and that such fluctuations in the exchange rates may negatively affect an investment related to a currency or denominated in a foreign currency. The Alternative Strategies Fund may invest in foreign currencies for investment and hedging purposes. All of the Funds may invest in foreign currencies for hedging purposes.

•

Cybersecurity Risk. Information and technology systems relied upon by the Funds, the Advisor, the sub-advisors, the Funds’ service providers (including, but not limited to, Fund accountants, custodians, transfer agents, administrators, distributors and other financial intermediaries) and/or the issuers of securities in which a Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Advisor has implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors). Such a failure could also harm the reputation of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests, subject such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance.

•

Derivatives Risk. This is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile and that the insolvency of the counterparty to a derivative instrument could cause the Fund to lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.

•

Options Risk. This is the risk that an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves and may be subject to a complete loss of the amounts paid as premiums to purchase the options.

•

Futures Contracts Risk. This is the risk that an investment in futures contracts may be subject to losses that exceed the amount of the premiums paid and may subject the Fund’s net asset value to greater volatility.

•

P-Notes Risk. This is the risk that the performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the P-Notes seek to replicate. Investments in P-Notes involve risks normally associated with a direct investment in the underlying securities as well as additional risks, such as counterparty risk.

•

Swaps Risk. Risks inherent in the use of swaps include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.

•

Emerging Markets Risk. A Fund may invest a portion of its assets in emerging market countries. Emerging market countries are those with immature economic and political structures, and investing in emerging markets entails greater risk than in developed markets. Such risks could include those related to government dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

•

Equity Hedge Strategy Risk. The DBi Hedge Strategy ETF uses various investment strategies that seek to identify the main drivers of performance of a diversified portfolio of the largest long/short equity hedge funds. These investment strategies involve the use of complex derivatives techniques, and there is no guarantee that these strategies will succeed. The use of such strategies and techniques may subject the Fund to greater volatility and loss than investing in individual equity securities. There can be no assurance that utilizing a certain approach or model will achieve a particular level of return or reduce volatility and loss.

•

Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

•	ETF Risk. The DBi Managed Futures Strategy ETF and the DBi Hedge Strategy ETF are each an ETF, and, as a result of an ETF’s structure, each is exposed to the following risks:

•

Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•

Cash Redemption Risk. The Fund’s investment strategymay require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fundmay be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that itmight not have recognized if it had made a redemption in-kind. As a result, the Fundmay pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•

Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

•

European Investment Risk. Each of the International Fund and Oldfield International Value Fund may invest a significant portion of its assets in issuers based in Western Europe and the United Kingdom (“UK”). The economies of countries in Europe are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Efforts by the member countries of the European Union (“EU”) to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the potential investment benefits of diversification within the region. However, the substance of these policies may not address the needs of all European economies. European financial markets have in recent years experienced increased volatility due to concerns with some countries’ high levels of sovereign debt, budget deficits and unemployment. Markets have also been affected by the withdrawal of the UK from the EU (an event commonly known as “Brexit”). On January 31, 2020, the UK officially withdrew from the EU and entered into a transition period until December 31, 2020, during which the UK effectively remained in the EU from an economic perspective. The impact of Brexit on the UK, the EU and the broader global economy may be significant. As a result of the political divisions within the UK and between the UK and the EU that the referendum vote has highlighted and the uncertain consequences of Brexit, the UK and European economies and the broader global economy could be significantly impacted, which may result in increased volatility and illiquidity and potentially lower economic growth on markets in the UK, Europe and globally, which could potentially have an adverse effect on the value of a Fund’s investments.

•

Event-Driven Risk. Event-driven strategies seek to profit from the market inefficiencies surrounding market events, such as mergers, acquisitions, asset sales, restructurings, refinancings, recapitalizations, reorganizations or other special situations. Event-driven investing involves attempting to predict the outcome of a particular transaction as well as the optimal time at which to commit capital to it. Event-driven opportunities involve difficult legal as well as financial analysis, as some of the principal impediments to the consummation of major corporate events are often legal or regulatory rather than economic. In addition, certain of the securities issued in the context of major corporate events include complex call, put and other features, and it is difficult to precisely evaluate the terms and embedded option characteristics of these securities. A Fund may take both long and short positions in a wide range of securities, derivatives and other instruments in implementing its event-driven strategies.

•

Financial Sector Risk. A Fund may invest a portion of its assets in the financial services sector and, therefore, the performance of the Fund could be negatively impacted by events affecting this sector, including changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt and the availability and cost of capital.

•

Fixed Income Securities Risk. Interest rates may go up resulting in a decrease in value of the securities held by a Fund. Fixed income securities held by a Fund are also subject to interest rate risk, credit risk, call risk and liquidity risk, which are more fully described below.

•

Credit Risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest. A credit rating assigned to a particular debt security is essentially an opinion as to the credit quality of an issuer and may prove to be inaccurate. There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.

•

Interest Rate Risk. Interest ratesmay go up resulting in a decrease in the value of the securities held by a Fund. Interest rates have been historically low, so a Fund faces a heightened risk that interest ratesmay rise. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.

•	Call Risk. During periods of declining interest rates, a bond issuer may “call” or repay its high yielding bonds before their maturity dates.

•

Liquidity Risk. Certain securities may be difficult or impossible to sell at the time and the price that a Fund would like. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. The values of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in closing out positions in these securities at prevailing market prices.

•

Foreign Investment and Emerging Markets Risks. This is the risk that an investment in foreign (non-U.S.) securities may cause the Funds to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to factors such as currency conversion rate fluctuations, currency blockages, political and economic instability, differences in financial reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, and smaller and less-strict regulation of securities markets. These risks are greater in emerging markets. There is no limit to the Alternative Strategies Fund’s ability to invest in emerging market securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in emerging market securities; however, some Funds may invest a portion of their assets in stocks of companies based outside of the United States.

•

Forward Contracts Risk. Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties in an amount and at a price set at the time of the contract. At the maturity of a forward contract, a fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. A Fund may invest in non-deliverable forwards, which are cash-settled, short-term forward contracts on foreign currencies that are non-convertible and that may be thinly traded or illiquid. The use of forward contracts involves various risks, including the risks associated with fluctuations inforeign currency and the risk that the counterparty will fail to fulfill its obligations.

•

General Market Risk; Recent Market Events. The value of a Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for a Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of a Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

•

Healthcare Sector Risk. A Fund may invest a portion of its assets in the healthcare sector. The profitability of companies in the healthcare sector may be adversely affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

•

Industrial Sector Risk. A Fund may invest a portion of its assets in the industrial sector. Companies in the industrial sector could be affected by, among other things, government regulation, world events and global economic conditions, insurance costs, and labor relations issues.

•

Investment Selection Risk. The specific investments held in the Fund’s investment portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

•

Investment in Investment Companies Risk. This is the risk that investing in other investment companies, including ETFs, CEFs, BDCs, unit investment trusts and open-end funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the High Income Alternatives Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares. BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets. Shares of CEFs also frequently trade at a discount to their net asset value for those and other reasons.

•

Investments in Loan Risk. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The High Income Alternatives Fund’s investments in loans can also be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Fund is also subject to the risk that the value of the collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants, if any, more difficult for the Fund as legal action may have to go through the issuer of the participations. Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. In addition, many banks have been weakened by the recent financial crisis, and it may be difficult for the Fund to obtain an accurate picture of a lending bank’s financial condition.

•

Japanese Investment Risk. Japan may be subject to political, economic, nuclear and labor risks, among others. Any of these risks, individually or in the aggregate, can impact an investment made in Japan. The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. Since 2000, Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may remain low in the future. The Japanese economy faces several concerns, including a financial system with large levels of nonperforming loans, overleveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, large government deficits, heavy dependence on international trade and oil and other commodity imports, an aging workforce and significant population decline, sometimes unpredictable national politics, political tensions with China, and natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis. Any of these concerns could negatively affect the value of Japanese investments.

•

Large Shareholder Purchase and Redemption Risk. This is the risk that a Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

•

Leverage Risk. This is the risk that leverage may cause the effect of an increase or decrease in the value of the Alternative Strategies Fund’s portfolio securities to be magnified and the Fund to be more volatile than if leverage was not used. Leverage may result from certain transactions, including the use of derivatives and borrowing. Under normal circumstances, the Alternative Strategies Fund may borrow amounts up to one third of the value of its total assets except that it may exceed this limit to satisfy redemption requests or for other temporary purposes.

•

LIBOR Risk. LIBOR is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. For example, debt securities in which a Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. A Fund’s derivative investments may also reference LIBOR. In addition, issuers of instruments in which a Fund invests may obtain financing at floating rates based on LIBOR, and a Fund may use leverage or borrowings based on LIBOR. In July 2017, the head of the United Kingdom Financial Conduct Authority announced the intention to phase out the use of LIBOR by the end of 2021. There is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement reference rate. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments that reference LIBOR.

•

Long Short Risk. The DBi Hedge Strategy ETF seeks long exposure to certain factors and short exposure to certain other factors. The Fund may or may not take long or short positions in correlated asset classes. The Fund could lose money if either or both of the Fund’s long and short positions produce negative returns. The sub-advisor’s proprietary, quantitative model, the Dynamic Beta Engine, may or may not identify long and short positions in correlated asset classes. There is no guarantee that the returns of the Fund’s long and short positions will produce positive returns.

•

Managed Futures Strategy Risk. In seeking to achieve its investment objective, the DBi Managed Futures Strategy ETF will utilize various investment strategies that involve the use of complex investment techniques, and there is no guarantee that these strategies will succeed. The use of such strategies and techniques may subject the Fund to greater volatility and loss. There can be no assurance that utilizing a certain approach or model will achieve a particular level of return or reduce volatility and loss.

•

Materials Sector Risk. A Fund may invest a portion of its assets in the materials sector. Many companies in this sector are significantly affected by the level and volatility of commodity prices, the exchange value of the U.S. dollar, import controls, worldwide competition, environmental policies and consumer demand. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.

•	Merger Arbitrage Risk. This is the risk that a proposed reorganization in which the Alternative Strategies Fund invests may be renegotiated or terminated.

•

Mid-Sized Companies Risk. Securities of companies with mid-sized market capitalizations are generally more volatile and less liquid than the securities of large-capitalization companies. Mid-sized companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management. Mid-sized companies may have relatively short operating histories or may be newer public companies. Some of these companies have more aggressive capital structures, including higher debt levels, than large-cap companies, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

•

Models and Data Risk. The Alternative Strategies Fund uses proprietary systematic and quantitative models as part of its investment strategies. These models may fail to identify profitable opportunities at any time. Furthermore, the models may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses for the Fund. Models may be predictive in nature and such models may result in an incorrect assessment of future events. Data used in the construction of models may prove to be inaccurate or stale, which may result in losses for the Fund.

•

Mortgage-Backed Securities Risk. This is the risk of investing in mortgaged-backed securities, which includes interest rate risk, prepayment risk and the risk of defaults on the mortgage loans underlying these securities.

•

Multi-Style Management Risk. Because portions of a Fund’s assets are managed by different portfolio managers using different styles, the Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.

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Municipal Securities Risk. Municipal securities can be significantly affected by litigation, political or economic events, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from specific projects or assets can be negatively affected by the inability of the issuer to collect revenues for the projects or from the assets.

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Non-Diversified Fund Risk. Because each of the DBi Managed Futures Strategy ETF and the DBi Hedge Strategy ETF is “non-diversified,” each may invest a greater percentage of its assets in the securities of a single issuer. As a result, a decline in the value of an investment in a single issuer could cause a Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

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Portfolio Turnover Risk. This is the risk that a Fund may experience high portfolio turnover rates as a result of its investment strategies. High portfolio turnover rates may indicate higher transaction costs and may result in higher taxes when shares of a Fund are held in a taxable account as compared to shares in investment companies that hold investments for a longer period. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to a Fund’s shareholders as compared to shares in investment companies that hold investments for a longer period.

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Prepayment and Extension Risk. In times of declining interest rates, a Fund’s higher yielding securities will be prepaid, and the Fund will have to replace them with securities having a lower yield. Rising interest rates could extend the life of securities with lower payment rates. This is known as extension risk and may increase a Fund’s sensitivity to rising rates and its potential for price declines.

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Public Health Emergency Risk. This is the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID-19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in a Fund could be significant and prolonged.

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Sector Weightings Risk. To the extent that a Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. By focusing its investments in a particular sector, a Fund may face more risks than if it were diversified broadly over numerous sectors.

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Short Position Risk. A Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument. A Fund’s losses are potentially unlimited in a short position transaction.

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Short Sale Risk. This is the risk that the value of a security the Alternative Strategies Fund sells short does not go down as expected. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, short sales may cause the Alternative Strategies Fund to be compelled, at a time disadvantageous to it, to buy the security previously sold short, thus resulting in a loss. To meet current margin requirements, the Alternative Strategies Fund is required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short.

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Smaller Companies Risk. A Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

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Special Situations Risk. Investments in special situations (undervalued equities, merger arbitrage situations, distressed companies, etc.) may involve greater risks when compared to other investments a Fund may make due to a variety of factors. For example, mergers, acquisitions, reorganizations, liquidations or recapitalizations may fail or not be completed on the terms originally contemplated, and expected developments may not occur in a timely manner, if at all.

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Subsidiary Risk. By investing in the Subsidiary, the DBi Managed Futures Strategy ETF is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund.

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Tax Risk. The federal income tax treatment of the DBi Managed Futures Strategy ETF’s income from the Subsidiary may be negatively affected by future legislation, Treasury Regulations (proposed or final), and/or other Internal Revenue Service (“IRS”) guidance or authorities that could affect the character, timing of recognition, and/or amount of the Fund’s investment company taxable income and/ or net capital gains and, therefore, the distributions it makes. If the Fund failed the source of income test for any taxable year but was eligible to and did cure the failure, it could incur potentially significant additional federal income tax expenses. If, on the other hand, the Fund failed to qualify as a RIC for any taxable year and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax at the fund-level on its taxable income at the regular corporate tax rate (without reduction for distributions to shareholders), with the consequence that its income available for distribution to shareholders would be reduced and distributions from its current or accumulated earnings and profits would generally be taxable to its shareholders as dividend income.

Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information (“SAI”) and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

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TBAs and Dollar Rolls Risk. TBA (“to-be-announced”) and dollar roll transactions present special risks to the Alternative Strategies Fund. Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. TBAs and other forward settling securities involve leverage because they can provide investment exposure in an amount exceeding the fund’s initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. While dollar roll transactions involve the simultaneous purchase and sale of substantially similar TBA securities with different settlement dates, these transactions do not require the purchase and sale of identical securities so the characteristics of the security delivered to the Fund may be less favorable than the security delivered to the dealer.

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Technology Investment Risk. A Fund may invest a portion of its assets in the technology sector, which is a very volatile segment of the market. The nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete. In addition, many technology companies are younger, smaller and unseasoned companies which may not have established products, an experienced management team, or earnings history.

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Unfavorable Tax Treatment Risk. This is the risk that a material portion of the Alternative Strategies Fund’s return could be in the form of net investment income or short-term capital gains, some of which may be distributed to shareholders and taxed at ordinary income tax rates. Therefore, shareholders may have a greater need to pay regular taxes than compared to other investment strategies that hold investments longer. Due to this investment strategy, it may be preferable for certain shareholders to invest in the Fund through pre-tax or tax-deferred accounts as compared to investment through currently taxable accounts. Potential shareholders are encouraged to consult their tax advisors in this regard.

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U.S. Government and U.S. Agency Obligations Risk. Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support. Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law. Guarantees of timely prepayment of principal and interest do not assure that the market prices and yields of the securities are guaranteed nor do they guarantee the NAV or performance of a Fund, which will vary with changes in interest rates, the sub-advisor’s performance and other market conditions.

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Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the manager, undervalued. The value of a security believed by a manager to be undervalued may never reach what is believed to be its full (intrinsic) value, or such security’s value may decrease.